UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08004

AMG FUNDS IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2016 – APRIL 30, 2017 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Semi-Annual Report 2017	April 30, 2017
AMG Funds Class N, I, R & Z Shares Equity Fixed Income Alternative International Balanced

Large Cap Funds

AMG Managers Fairpointe Focused Equity Fund

AMG River Road Focused Absolute Value Fund

AMG Managers Montag & Caldwell Growth Fund

Equity Income Funds

AMG River Road Dividend All Cap Value Fund

AMG River Road Dividend All Cap Value Fund II

Mid Cap Funds

AMG Managers Fairpointe Mid Cap Fund

AMG Managers Montag & Caldwell Mid Cap Growth Fund

Small Cap Funds

AMG Managers LMCG Small Cap Growth Fund

AMG River Road Select Value Fund

AMG River Road Small Cap Value Fund

AMG Managers Silvercrest Small Cap Fund

AMG GW&K U.S. Small Cap Growth Fund

Fixed Income Fund

AMG Managers DoubleLine Core Plus Bond Fund

Alternative Funds

AMG Managers Lake Partners LASSO Alternatives Fund

AMG River Road Long-Short Fund

International Funds

AMG Managers Guardian Capital Global Dividend Fund

AMG Managers Pictet International Fund

AMG Managers Value Partners Asia Dividend Fund

Balanced Fund

AMG Managers Montag & Caldwell Balanced Fund

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Funds are distributed by AMG Distributors, Inc., member FINRA/SIPC, 600 Steamboat Road, Suite 300, Greenwich, CT 06830

Shareholder Services 800-835-3879 • www.amgfunds.com

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

AMG Funds

As of April 30, 2017
Fund Performance (unaudited)

Average Annual Total Returns [1]	Class	Six Months †	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds
AMG Managers Fairpointe Focused Equity Fund [2,3,4,5,6]	N	18.30%	24.77%	—	—	6.23%	12/24/14
	I	18.49	25.09	—	—	6.50	12/24/14

AMG River Road Focused Absolute Value Fund [2,3,4,5,6,7,8,9]	N	14.95	23.12	—	—	15.94	11/03/15
	I	15.05	23.45	—	—	16.23	11/03/15

AMG Managers Montag & Caldwell Growth Fund [2,3,10]	N	8.84	9.39	9.47%	7.08%	8.87	11/02/94
	I	8.97	9.69	9.74	7.35	7.58	06/28/96
	R	8.72	9.12	9.19	6.82	7.33	12/31/02

AMG River Road Dividend All Cap Value Fund [2,3,4,5,6,9,11]	N	10.96	13.28	11.66	6.64	8.39	06/28/05
	I	11.08	13.54	11.94	—	6.74	06/28/07

AMG River Road Dividend All Cap Value II Fund [3,4,5,6,9,11]	N	10.98	13.20	—	—	12.09	06/27/12
	I	11.09	13.45	—	—	12.38	06/27/12

AMG Managers Fairpointe Mid Cap Fund [2,3,4,5,12]	N	19.32	24.67	14.70	9.64	12.53	09/19/94
	I	19.48	24.98	14.99	9.91	10.49	07/06/04

AMG Managers Montag & Caldwell Mid Cap Growth Fund [2,3,4,10]	N	11.27	10.62	8.73	—	5.38	11/02/07
	I	11.45	10.91	—	—	7.29	05/14/14

AMG Managers LMCG Small Cap Growth Fund [2,3,4,5,7,9,10,13]	N	18.70	18.41	10.87	—	10.06	11/03/10
	I	18.77	18.68	11.14	—	7.39	06/01/11

AMG River Road Select Value Fund [2,3,4,5,6,9]	N	21.27	27.04	12.67	6.62	6.74	03/29/07
	I	21.49	27.18	12.93	—	6.64	06/28/07

AMG River Road Small Cap Value Fund [2,3,4,5,6,9]	N	19.25	26.45	12.58	5.60	8.23	06/28/05
	I	19.42	26.75	12.87	5.87	6.19	12/13/06

AMG Managers Silvercrest Small Cap Fund [2,4,5,6,9]	N	17.28	25.23	12.88	—	14.03	12/27/11
	I	17.38	25.53	13.17	—	14.32	12/27/11

AMG GW&K U.S. Small Cap Growth Fund [2,5,10,14]	N	17.77	20.99	7.05	5.44	9.54	11/30/00
	I	18.20	21.46	7.34	5.71	7.57	01/04/05
	Z	—	—	—	—	3.71	02/24/17

Fixed Income Funds
AMG Managers DoubleLine Core Plus Bond Fund [2,3,15,16,17,18,19,20]	N	0.66	3.19	3.31	—	4.71	07/18/11
	I	0.88	3.56	3.56	—	4.97	07/18/11

Alternative Funds
AMG Managers Lake Partners LASSO Alternatives Fund [2,3,8,12,15,21,22,23,24]	N	2.53	2.97	2.20	—	2.92	03/03/10
	I	2.61	3.22	2.44	—	4.72	04/01/09
AMG River Road Long-Short Fund [2,3,6,7,8,9,12,21]	N	7.88	9.07	5.56	—	5.34	05/04/11
	I	7.98	9.36	—	—	4.36	03/04/13

International Funds
AMG Managers Guardian Capital Global Dividend Fund [2,3,4,5,9,11,16,25]	N	10.99	8.06	—	—	4.19	04/14/14
	I	11.18	8.28	—	—	4.43	04/14/14
AMG Managers Pictect International Fund [2,3,4,5,13,16,25]	N	12.62	14.04	—	—	3.15	04/14/14
	I	12.73	14.39	—	—	3.47	04/14/14
AMG Managers Value Partners Asia Dividend Fund [2,3,4,5,6,9,12,15,16,19,21,25]	N	11.53	19.10	—	—	14.82	12/16/15
	I	11.60	19.40	—	—	15.03	12/16/15

2

AMG Funds

As of April 30, 2017
Fund Performance (unaudited) – continued

Average Annual Total Returns [1]	Class	Six Months †	One Year	Five Years	Ten Years	Since Inception	Inception Date
Balanced Fund
AMG Managers Montag & Caldwell Balanced Fund [2,3,10,15,17,20]	N	5.31%	5.41%	6.33%	5.74%	7.34%	11/02/94
	I	5.36	5.52	6.44	5.89	4.33	12/31/98

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

†	Not annualized.
1	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2017. All returns are in U.S. dollars ($).
2	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
3	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
4	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
5	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
6	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
7	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
8	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
9	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
10	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
11	An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments and are paid only when declared by an issuer’s board of directors.
12	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
13	Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
14	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
15	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
16	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
17	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
18	Bank loans are subject to the credit risk of nonpayment of principal or interest.
19	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
20	Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.
21	The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.
22	Alternative investments are speculative, subject to high return volatility and involve aggressive investment techniques and a high degree of risk including, but not limited to, the risks associated with leverage, derivative instruments such as options and futures, commodities, and distressed securities may be illiquid on a long term basis and short sales. There can be no assurance that these types of strategies will achieve their objectives or avoid substantial losses.
23	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
24	The Fund is subject to the risks of any underlying fund in which the Fund invests. There are expenses associated with the underlying funds in addition to the Fund’s expenses.
25	A short-term redemption fee of 2% will be charged on shares held for less than 90 days.

3

AMG Funds

AMG Managers Fairpointe Focused Equity Fund	April 30, 2017
Schedule of Investments (unaudited)

    % of Net Assets

Shares		Market Value
COMMON STOCKS – 98.1%

	Consumer Discretionary – 27.8%
5,300	Carnival Corp. (Panama)	$327,381
8,400	Discovery Communications, Inc., Class C *	235,032
13,400	Liberty Interactive Corp. QVC Group, Class A *	283,812
7,400	Lions Gate Entertainment Corp., Class B (Canada) *	176,490
3,400	Ralph Lauren Corp.	274,448
6,500	Scholastic Corp.	280,995
24,500	Staples, Inc.	239,365
5,300	Twenty-First Century Fox, Inc., Class A	161,862

		1,979,385

	Consumer Staples – 9.1%
700	PepsiCo, Inc.	79,296
6,100	Unilever PLC, Sponsored ADR (United Kingdom)	313,174
3,400	Wal-Mart Stores, Inc.	255,612

		648,082

	Energy – 8.7%
4,600	Baker Hughes, Inc.	273,102
6,300	BP PLC, Sponsored ADR (United Kingdom)	216,216
11,700	Transocean, Ltd. (Switzerland) *	129,051

		618,369

	Financials – 9.1%
6,900	Legg Mason, Inc.	257,922
2,800	Northern Trust Corp.	252,000
2,900	The Bank of New York Mellon Corp.	136,474

		646,396

Shares		Market Value
	Healthcare – 7.7%
5,300	Hologic, Inc. *	$239,295
3,400	Varian Medical Systems, Inc. *	308,516

		547,811

	Industrials – 11.4%
3,200	AGCO Corp.	204,768
2,300	Fluor Corp.	118,036
5,200	Kennametal, Inc.	216,216
7,800	Quanta Services, Inc. *	276,432

		815,452

	Information Technology – 21.2%
5,200	Cisco Systems, Inc.	177,164
11,200	Cree, Inc. *	245,056
1,426	DXC Technology Co. *	107,435
15,900	Hewlett Packard Enterprise Co.	296,217
11,400	HP, Inc.	214,548
8,100	Teradata Corp. *	236,358
2,500	VMware, Inc., Class A *	235,300

		1,512,078

	Materials – 3.1%
3,000	FMC Corp.	219,690

	Total Common Stocks (Cost $5,716,001)	6,987,263

INVESTMENT COMPANY – 2.2%
158,702	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	158,702

	Total Investment Company (Cost $158,702)	158,702

Total Investments – 100.3% (Cost $5,874,703)***		7,145,965

Net Other Assets and Liabilities – (0.3)%		(18,531)

Net Assets – 100.0%		$7,127,434

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,364,631
Gross unrealized depreciation	(93,369)

Net unrealized appreciation	$1,271,262

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

4

AMG Funds

AMG River Road Focused Absolute Value Fund	April 30, 2017
Schedule of Investments (unaudited)

    % of Net Assets

Shares		Market Value
COMMON STOCKS – 99.0%

	Consumer Discretionary – 30.9%
9,360	Asbury Automotive Group, Inc. *	$572,832
19,910	Comcast Corp., Class A	780,273
24,112	General Motors Co.	835,240
8,430	L Brands, Inc.	445,188
4,166	Liberty Broadband Corp., Class C *	379,773
7,988	Liberty Expedia Holdings, Inc., Class A *	385,900
19,812	Liberty Media Corp-Liberty SiriusXM, Class C *	752,658
22,203	Liberty Ventures, Class A *	1,195,632
5,406	Polaris Industries, Inc. (a)	460,916

		5,808,412

	Consumer Staples – 11.1%
30,812	Coty, Inc., Class A	549,994
10,383	CVS Health Corp.	855,974
14,531	Ingles Markets, Inc., Class A	678,598

		2,084,566

	Financials – 21.0%
7,466	Berkshire Hathaway, Inc., Class B *	1,233,458
48,994	FNFV Group *	671,218
14,371	Oaktree Capital Group LLC, MLP	675,437
6,824	U.S. Bancorp	349,935
11,320	Wells Fargo & Co.	609,469
491	White Mountains Insurance Group, Ltd. (Bermuda)	421,740

		3,961,257

	Healthcare – 13.1%
7,083	Cardinal Health, Inc.	514,155
10,624	DaVita, Inc. *	733,162
36,003	Premier, Inc., Class A *	1,216,901

		2,464,218

Shares		Market Value
	Industrials – 2.6%
8,608	Spirit AeroSystems Holdings, Inc., Class A	$492,033

	Information Technology – 7.5%
17,323	Blackhawk Network Holdings, Inc. *	700,715
30,642	Sabre Corp.	717,329

		1,418,044

	Materials – 2.9%
4,380	Praxair, Inc.	547,412

	Real Estate – 6.2%
18,260	Iron Mountain, Inc., REIT	634,718
17,591	Realogy Holdings Corp.	537,405

		1,172,123

	Utilities – 3.7%
12,551	National Fuel Gas Co.	695,074

	Total Common Stocks (Cost $16,966,086)	18,643,139

Principal Amount
SHORT TERM INVESTMENTS – 2.6%

	Repurchase Agreements – 1.9% (b)
$358,021	Royal Bank of Scotland PLC, dated 04/28/17, due 05/01/17, 0.800% total to be received $358,045 (collateralized by various U.S. Government Agency Obligations, 0.077% – 1.125%, 05/31/17 – 08/31/21, totaling $365,183)	358,021

Shares
	Other Investment Company – 0.7%
140,372	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	140,372

	Total Short Term Investments (Cost $498,393)	498,393

Total Investments – 101.6% (Cost $17,464,479)***		19,141,532

Net Other Assets and Liabilities – (1.6)%		(301,766)

Net Assets – 100.0%		$18,839,766

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The accompanying notes are an integral part of these financial statements.

5

AMG Funds

AMG River Road Focused Absolute Value Fund	April 30, 2017
Schedule of Investments – continued

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,887,610
Gross unrealized depreciation	(210,557)

Net unrealized appreciation	$1,677,053

(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $345,644, or 1.8% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG Funds

AMG Managers Montag & Caldwell Growth Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 97.4%

	Consumer Discretionary – 12.9%
360,708	Dollar Tree, Inc. *	$29,855,801
517,805	Starbucks Corp.	31,099,368
23,850	The Priceline Group, Inc. *	44,046,657
310,000	The TJX Cos, Inc.	24,378,400

		129,380,226

	Consumer Staples – 19.4%
54,018	Costco Wholesale Corp.	9,589,275
664,600	Mondelez International, Inc., Class A	29,926,938
627,483	Monster Beverage Corp. *	28,475,179
278,900	PepsiCo, Inc.	31,593,792
368,700	The Estee Lauder Cos, Inc., Class A .	32,128,518
425,800	The Kraft Heinz Co.	38,488,062
291,756	Walgreens Boots Alliance, Inc.	25,248,564

		195,450,328

	Financials – 7.1%
512,315	Intercontinental Exchange, Inc.	30,841,363
208,700	S&P Global, Inc.	28,005,453
317,700	The Charles Schwab Corp.	12,342,645

		71,189,461

	Healthcare – 21.6%
96,333	Becton Dickinson & Co.	18,011,381
294,800	Celgene Corp. *	36,569,940
295,000	Danaher Corp.	24,582,350
315,709	Edwards Lifesciences Corp. *	34,623,806
249,500	Medtronic PLC (Ireland)	20,730,955
219,929	Thermo Fisher Scientific, Inc.	36,360,862
263,785	UnitedHealth Group, Inc.	46,130,721

		217,010,015

Shares		Market Value
	Industrials – 4.8%
371,700	Fastenal Co.	$16,607,556
241,800	Honeywell International, Inc.	31,709,652

		48,317,208

	Information Technology – 30.9%
52,786	Alphabet, Inc., Class A *	48,801,713
325,900	Apple, Inc.	46,815,535
338,100	Facebook, Inc., Class A *	50,799,525
238,791	Fidelity National Information Services, Inc.	20,103,814
45,961	FleetCor Technologies, Inc. *	6,486,936
200,100	MasterCard, Inc., Class A	23,275,632
684,900	Microsoft Corp.	46,888,254
456,600	Oracle Corp.	20,528,736
507,100	Visa, Inc., Class A	46,257,662

		309,957,807

	Materials – 0.7%
53,400	Air Products & Chemicals, Inc.	7,502,700

	Total Common Stocks (Cost $789,209,385)	978,807,745

INVESTMENT COMPANY – 2.8%
27,821,824	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	27,821,824

	Total Investment Company (Cost $27,821,824)	27,821,824

Total Investments – 100.2% (Cost $817,031,209)***		1,006,629,569

Net Other Assets and Liabilities – (0.2)%		(2,320,103)

Net Assets – 100.0%		$1,004,309,466

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$193,024,070
Gross unrealized depreciation	(3,425,710)

Net unrealized appreciation	$189,598,360

S&P Standard	& Poor’s

The accompanying notes are an integral part of these financial statements.

7

AMG Funds

AMG River Road Dividend All Cap Value Fund	April 30, 2017
Schedule of Investments (unaudited)

    % of Net Assets

Shares		Market Value
COMMON STOCKS – 95.8%

	Consumer Discretionary – 11.3%
265,575	Cedar Fair LP	$19,033,760
476,025	Cinemark Holdings, Inc.	20,564,280
419,750	Extended Stay America, Inc.	7,320,440
427,183	National CineMedia, Inc.	5,070,662
207,798	Omnicom Group, Inc.	17,064,372
91,252	Polaris Industries, Inc. (a)	7,780,145
259,650	Target Corp.	14,501,453
293,440	The Interpublic Group of Cos, Inc.	6,916,381
99,936	Time Warner, Inc.	9,920,647

		108,172,140

	Consumer Staples – 7.4%
277,865	Coty, Inc., Class A	4,959,890
119,869	CVS Health Corp.	9,882,000
98,602	Kimberly-Clark Corp.	12,793,609
95,268	PepsiCo, Inc.	10,791,959
294,637	Unilever PLC, Sponsored ADR (United Kingdom)	15,126,664
230,725	Wal-Mart Stores, Inc.	17,345,906

		70,900,028

	Energy – 11.4%
95,569	Chevron Corp.	10,197,212
160,008	Exxon Mobil Corp.	13,064,653
164,291	Magellan Midstream Partners LP	12,206,821
417,010	Marathon Petroleum Corp.	21,242,489
226,685	Occidental Petroleum Corp.	13,950,195
356,661	Spectra Energy Partners LP	16,103,244
215,771	TransMontaigne Partners LP (a)	9,493,924
198,845	Valero Energy Corp.	12,847,375

		109,105,913

Shares		Market Value
	Financials – 13.9%
184,530	Axis Capital Holding, Ltd. (Bermuda)	$12,160,527
554,868	BB&T Corp.	23,959,200
163,515	CNA Financial Corp.	7,400,689
260,768	MetLife, Inc.	13,510,390
112,747	The PNC Financial Services Group, Inc.	13,501,453
353,064	Thomson Reuters Corp. (Canada)	16,039,698
500,137	U.S. Bancorp	25,647,025
265,085	Wells Fargo & Co.	14,272,176
169,723	WesBanco, Inc.	6,756,673

		133,247,831

	Healthcare – 5.3%
92,387	Amgen, Inc.	15,088,645
195,828	Cardinal Health, Inc.	14,215,155
279,389	Novo Nordisk, Sponsored ADR (Denmark)	10,806,767
325,716	Owens & Minor, Inc.	11,286,059

		51,396,626

	Industrials – 11.6%
645,113	Aircastle, Ltd. (Bermuda)	15,237,569
248,356	Emerson Electric Co.	14,970,900
443,945	Fastenal Co.	19,835,463
343,932	Johnson Controls International PLC (Ireland)	14,297,253
112,945	KAR Auction Services	4,926,661
157,954	Union Pacific Corp.	17,684,530
130,358	United Parcel Service, Inc., Class B	14,008,271
52,901	WW Grainger, Inc. (a)	10,194,023

		111,154,670

	Information Technology – 12.2%
798,232	Corning, Inc.	23,028,993
170,793	CSG Systems International, Inc.	6,406,445
381,838	Intel Corp.	13,803,444
400,435	Microsoft Corp.	27,413,780
178,561	Motorola Solutions, Inc.	15,350,889
275,016	QUALCOMM, Inc.	14,779,360
210,053	TE Connectivity, Ltd. (Switzerland)	16,251,801

		117,034,712

	Materials – 4.7%
177,350	Compass Minerals International, Inc. (a)	11,705,100
105,788	LyondellBasell Industries NV, Class A (Netherlands)	8,966,591
194,620	Praxair, Inc.	24,323,608

		44,995,299

	Real Estate – 12.3%
786,070	Iron Mountain, Inc., REIT	27,323,780
287,606	Ryman Hospitality Properties, Inc., REIT	18,343,511
514,034	Sabra Health Care REIT, Inc., REIT	13,976,584

The accompanying notes are an integral part of these financial statements.

8

AMG Funds

AMG River Road Dividend All Cap Value Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	Real Estate (continued)
486,468	The GEO Group, Inc., REIT	$16,209,114
403,918	Uniti Group, Inc., REIT *	11,091,588
290,478	Ventas, Inc., REIT	18,593,497
377,692	Weyerhaeuser Co., REIT	12,792,428

		118,330,502

	Telecommunication Services – 2.1%
449,956	Verizon Communications, Inc.	20,657,480

	Utilities – 3.6%
340,020	AmeriGas Partners LP (a)	15,307,700
353,598	National Fuel Gas Co.	19,582,257

		34,889,957

	Total Common Stocks (Cost $757,181,803)	919,885,158

Principal Amount
SHORT TERM INVESTMENTS – 6.2%
	Repurchase Agreements – 2.3% (b)
$5,370,665	Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $5,371,041 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $5,478,079)	5,370,665
1,130,207	Citibank N.A., dated 04/28/17, due 05/01/17, 0.800% total to be received $1,130,282 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 04/30/17 - 09/09/49, totaling $1,152,811)	1,130,207
5,370,665	Daiwa Capital Markets America, dated 04/28/17, due 05/01/17, 0.850% total to be received $5,371,045 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/18/17 - 12/01/51, totaling $5,478,078)	5,370,665
5,370,665	Deutsche Bank Securities, Inc., dated 04/28/17, due 05/01/17, 0.850% total to be received $5,371,045 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/17 - 04/01/47, totaling $5,478,078)	5,370,665

Principal Amount		Market Value
	Repurchase Agreements (continued)
$5,370,665	Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $5,371,036 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $5,478,078)	$5,370,665

		22,612,867

Shares
	Other Investment Company –3.9%
37,139,790	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	37,139,790

	Total Short Term Investments (Cost $59,752,657)	59,752,657

Total Investments – 102.0% (Cost $816,934,460)***		979,637,815

Net Other Assets and Liabilities – (2.0)%		(19,656,819)

Net Assets – 100.0%		$959,980,996

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$177,942,030
Gross unrealized depreciation	(15,238,675)

Net unrealized appreciation	$162,703,355

(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $21,904,456, or 2.3% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

LP	Limited Partnership

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

AMG Funds

AMG River Road Dividend All Cap Value Fund II	April 30, 2017
Schedule of Investments (unaudited)

    % of Net Assets

Shares		Market Value
COMMON STOCKS – 99.0%

	Consumer Discretionary – 10.6%
15,611	Cedar Fair LP	$1,118,840
68,871	Cinemark Holdings, Inc.	2,975,227
59,260	Extended Stay America, Inc.	1,033,494
29,476	Omnicom Group, Inc.	2,420,569
13,212	Polaris Industries, Inc. (a)	1,126,455
36,777	Target Corp.	2,053,995
41,410	The Interpublic Group of Cos, Inc.	976,034
14,295	Time Warner, Inc.	1,419,065

		13,123,679

	Consumer Staples – 8.1%
39,030	Coty, Inc., Class A	696,686
16,834	CVS Health Corp.	1,387,795
13,941	Kimberly-Clark Corp.	1,808,845
13,455	PepsiCo, Inc.	1,524,182
41,847	Unilever PLC, Sponsored ADR (United Kingdom)	2,148,425
34,059	Wal-Mart Stores, Inc.	2,560,556

		10,126,489

	Energy – 11.5%
13,938	Chevron Corp.	1,487,185
22,877	Exxon Mobil Corp.	1,867,907
24,041	Magellan Midstream Partners LP	1,786,246
60,024	Marathon Petroleum Corp.	3,057,623
33,362	Occidental Petroleum Corp.	2,053,097
50,158	Spectra Energy Partners LP	2,264,634
28,348	Valero Energy Corp.	1,831,564

		14,348,256

	Financials – 14.2%
26,208	Axis Capital Holding, Ltd. (Bermuda)	1,727,107
80,083	BB&T Corp.	3,457,984

	Financials (continued)
13,868	CNA Financial Corp.	$627,666
36,961	MetLife, Inc.	1,914,949
15,901	The PNC Financial Services Group, Inc.	1,904,145
51,063	Thomson Reuters Corp. (Canada)	2,319,792
72,420	U.S. Bancorp	3,713,698
37,522	Wells Fargo & Co.	2,020,184

		17,685,525

	Healthcare – 5.9%
13,509	Amgen, Inc.	2,206,290
28,355	Cardinal Health, Inc.	2,058,289
39,214	Novo Nordisk, Sponsored ADR (Denmark)	1,516,798
43,517	Owens & Minor, Inc.	1,507,864

		7,289,241

	Industrials – 12.0%
50,434	Aircastle, Ltd. (Bermuda)	1,191,251
36,642	Emerson Electric Co.	2,208,780
63,242	Fastenal Co.	2,825,653
48,479	Johnson Controls International PLC (Ireland)	2,015,272
15,840	KAR Auction Services	690,941
23,396	Union Pacific Corp.	2,619,416
18,373	United Parcel Service, Inc., Class B	1,974,363
7,409	WW Grainger, Inc.	1,427,714

		14,953,390

	Information Technology – 12.7%
118,388	Corning, Inc.	3,415,494
55,869	Intel Corp.	2,019,664
55,746	Microsoft Corp.	3,816,371
25,054	Motorola Solutions, Inc.	2,153,892
38,738	QUALCOMM, Inc.	2,081,780
30,028	TE Connectivity, Ltd. (Switzerland)	2,323,266

		15,810,467

	Materials – 5.2%
26,023	Compass Minerals International, Inc. (a)	1,717,518
15,146	LyondellBasell Industries NV, Class A (Netherlands)	1,283,775
27,671	Praxair, Inc.	3,458,322

		6,459,615

	Real Estate – 13.0%
110,700	Iron Mountain, Inc., REIT	3,847,935
40,865	Ryman Hospitality Properties, Inc., REIT	2,606,370
46,800	Sabra Health Care REIT, Inc., REIT	1,272,492
69,606	The GEO Group, Inc., REIT	2,319,272
56,589	Uniti Group, Inc., REIT *	1,553,934
41,748	Ventas, Inc., REIT	2,672,289
55,241	Weyerhaeuser Co., REIT	1,871,013

		16,143,305

The accompanying notes are an integral part of these financial statements.

10

AMG Funds

AMG River Road Dividend All Cap Value Fund II	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	Telecommunication Services – 2.4%
65,343	Verizon Communications, Inc.	$2,999,897

	Utilities – 3.4%
32,096	AmeriGas Partners LP (a)	1,444,962
51,135	National Fuel Gas Co.	2,831,856

		4,276,818

	Total Common Stocks (Cost $106,757,779)	123,216,682

Principal Amount
SHORT TERM INVESTMENTS – 2.0%
	Repurchase Agreements –1.0% (b)
$174,348	Citibank N.A., dated 04/28/17, due 05/01/17, 0.800% total to be received $174,360 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 04/30/17 - 09/09/49, totaling $177,835)	174,348
1,000,000	Merrill Lynch Pierce Fenner & Smith, Inc., dated 04/28/17, due 05/01/17, 0.800% total to be received $1,000,067 (collateralized by various U.S. Government Agency Obligations, 2.250% - 2.875%, 08/15/45 - 09/09/49, totaling $1,020,000)	1,000,000

		1,174,348

Shares
	Other Investment Company –1.0%
1,251,758	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	1,251,758

	Total Short Term Investments (Cost $2,426,106)	2,426,106

Total Investments – 101.0% (Cost $109,183,885)***		125,642,788

Net Other Assets and Liabilities – (1.0)%		(1,237,478)

Net Assets – 100.0%		$124,405,310

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$19,709,738
Gross unrealized depreciation	(3,250,835)

Net unrealized appreciation	$16,458,903

(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $1,131,073, or 0.9% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

11

AMG Funds

AMG Managers Fairpointe Mid Cap Fund	April 30, 2017
Schedule of Investments (unaudited)

    % of Net Assets

Shares		Market Value
COMMON STOCKS – 93.6%

	Consumer Discretionary – 33.2%
1,143,400	BorgWarner, Inc.	$48,342,952
2,297,620	Cooper Tire & Rubber Co.	87,998,846
2,362,400	DeVry Education Group, Inc.	89,416,840
4,606,700	Gentex Corp.	95,128,355
460,600	Lear Corp.	65,709,196
2,647,196	Lions Gate Entertainment Corp., Class A (Canada)	69,277,119
2,516,696	Lions Gate Entertainment Corp., Class B (Canada) *	60,023,200
2,503,900	LKQ Corp. *	78,221,836
5,271,700	Mattel, Inc.	118,191,514
24,760,800	Office Depot, Inc.	123,061,176
1,281,026	Scholastic Corp. (a)	55,378,754
5,729,000	TEGNA, Inc.	145,974,920
824,100	The Interpublic Group of Cos, Inc.	19,424,037
8,836,854	The New York Times Co., Class A (a)	127,692,540
7,674,542	Time, Inc. (a)	116,653,038
382,400	Whirlpool Corp.	71,004,032

		1,371,498,355

	Consumer Staples – 1.8%
501,400	Bunge, Ltd. (Bermuda)	39,625,642
936,700	Hormel Foods Corp.	32,859,436

		72,485,078

	Energy – 4.6%
12,174,200	McDermott International, Inc. (Panama) *	79,619,268
2,567,192	TechnipFMC PLC (United Kingdom)*	77,349,495
3,143,000	Transocean, Ltd. (Switzerland) *	34,667,290

		191,636,053

Shares		Market Value
	Financials – 4.9%
437,200	Cincinnati Financial Corp.	$31,517,748
1,067,100	Northern Trust Corp.	96,039,000
1,022,800	Raymond James Financial, Inc.	76,219,056

		203,775,804

	Healthcare – 8.4%
2,612,638	Patterson Cos, Inc.	116,236,265
692,200	Quest Diagnostics, Inc.	73,034,022
615,120	Varex Imaging Corp. *	20,643,427
1,495,200	Varian Medical Systems, Inc. *	135,674,448

		345,588,162

	Industrials – 15.2%
1,182,400	AGCO Corp.	75,661,776
3,987,434	Arconic Inc.	108,976,571
2,112,800	Chicago Bridge & Iron Co. NV (Netherlands)	63,553,024
927,535	Copa Holdings SA, Class A (Panama)	107,983,625
918,100	Donaldson Co., Inc.	42,489,668
1,846,000	Stericycle, Inc. *	157,537,640
2,568,600	Werner Enterprises, Inc.	70,122,780

		626,325,084

	Information Technology – 19.0%
1,770,800	Akamai Technologies, Inc. *	107,912,552
4,451,868	Cree, Inc. *	97,406,872
967,998	Itron, Inc. *	62,774,670
3,393,400	Jabil Circuit, Inc.	98,476,468
5,335,700	Juniper Networks, Inc.	160,444,499
4,356,700	Nuance Communications, Inc. *	77,941,363
4,352,500	Teradata Corp. *	127,005,950
4,441,788	Unisys Corp. * (a)	50,192,204

		782,154,578

	Materials – 6.5%
2,820,904	Domtar Corp. (a)	111,848,844
1,423,950	FMC Corp.	104,275,859
17,255,900	Gerdau SA, Sponsored ADR (Brazil)	52,630,495

		268,755,198

	Total Common Stocks (Cost $3,062,177,992)	3,862,218,312

INVESTMENT COMPANY – 6.7%
276,251,003	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	276,251,003

	Total Investment Company (Cost $276,251,003)	276,251,003

Total Investments – 100.3% (Cost $3,338,428,995)***		4,138,469,315

Net Other Assets and Liabilities – (0.3)%		(12,355,348)

Net Assets – 100.0%		$4,126,113,967

The accompanying notes are an integral part of these financial statements.

12

AMG Funds

AMG Managers Fairpointe Mid Cap Fund	April 30, 2017
Schedule of Investments – continued

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$998,486,167
Gross unrealized depreciation	(198,445,847)

Net unrealized appreciation	$800,040,320

(a)	These securities have been determined to be illiquid securities. At April 30, 2017, these securities amounted to $461,765,380, or 11.2% of net assets. These securities were valued using a quote from the primary exchange and management has determined these securities are traded in active markets. Therefore, it has been determined that these securities are valued using Level 1 pricing inputs.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

13

AMG Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund	April 30, 2017
Schedule of Investments (unaudited)

    % of Net Assets

Shares		Market Value
COMMON STOCKS – 96.2%

	Consumer Discretionary – 17.5%
3,440	Dollar Tree, Inc. *	$284,729
1,550	Dunkin’ Brands Group, Inc.	86,583
1,780	Expedia, Inc.	238,022
2,110	Five Below, Inc. *	103,643
9,020	LKQ Corp. *	281,785
854	O’Reilly Automotive, Inc. *	211,920
3,600	Ross Stores, Inc.	234,000
3,450	ServiceMaster Global Holdings, Inc. *	131,445

		1,572,127

	Consumer Staples – 7.5%
9,910	Blue Buffalo Pet Products, Inc. * (a)	244,282
1,250	Molson Coors Brewing Co., Class B	119,862
6,880	Monster Beverage Corp. *	312,214

		676,358

	Energy – 1.7%
1,350	Core Laboratories NV (Netherlands) (a)	149,607

	Financials – 9.1%
757	FactSet Research Systems, Inc.	123,588
3,940	Intercontinental Exchange, Inc.	237,188
2,420	Raymond James Financial, Inc.	180,338
1,989	Signature Bank New York NY *	275,377

		816,491

	Healthcare – 11.2%
747	CR Bard, Inc.	229,688
2,870	Edwards Lifesciences Corp. *	314,753
1,980	Laboratory Corp. of America Holdings*	277,497
2,230	Quintiles IMS Holdings, Inc. *	187,944

		1,009,882

Shares		Market Value
	Industrials – 20.8%
383	Acuity Brands, Inc.	$67,446
3,760	AMETEK, Inc.	215,072
7,280	Copart, Inc. *	224,952
4,650	Fastenal Co.	207,762
4,300	HD Supply Holdings, Inc. *	173,290
5,825	IHS Markit, Ltd. (United Kingdom) *	252,805
2,630	J.B. Hunt Transport Services, Inc.	235,806
1,387	Snap-On, Inc.	232,364
3,110	Verisk Analytics, Inc. *	257,539

		1,867,036

	Information Technology – 28.4%
1,490	Akamai Technologies, Inc. *	90,801
2,750	Amphenol Corp., Class A	198,853
2,100	ANSYS, Inc. *	231,336
1,680	Arista Networks, Inc. * (a)	234,595
2,560	EPAM Systems, Inc. *	197,120
1,800	Euronet Worldwide, Inc. *	148,716
1,290	F5 Networks, Inc. *	166,578
2,750	Fidelity National Information Services, Inc.	231,522
1,636	FleetCor Technologies, Inc. *	230,905
6,960	Genpact Ltd. (Bermunda)	169,963
5,650	MACOM Technology Solutions Holdings, Inc.*	276,172
1,210	Skyworks Solutions, Inc.	120,685
2,530	WEX, Inc. *	256,694

		2,553,940

	Total Common Stocks (Cost $7,360,223)	8,645,441

Principal Amount
SHORT TERM INVESTMENTS – 10.4%
	Repurchase Agreements – 4.7% (b)
$423,918	Royal Bank of Scotland PLC, dated 04/28/17, due 05/01/17, 0.800% total to be received $423,946 (collateralized by various U.S. Government Agency Obligations, 0.077% – 1.125%, 05/31/17 – 08/31/21, totaling $432,398)	423,918

Shares
	Other Investment Company – 5.7%
509,965	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	509,965

	Total Short Term Investments (Cost $933,883)	933,883

Total Investments – 106.6% (Cost $8,294,106)***		9,579,324

Net Other Assets and Liabilities – (6.6)%		(589,484)

Net Assets – 100.0%		$8,989,840

The accompanying notes are an integral part of these financial statements.

14

AMG Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund	April 30, 2017
Schedule of Investments – continued

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,359,165
Gross unrealized depreciation	(73,947)

Net unrealized appreciation	$1,285,218

(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $408,459 or 4.5% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

15

AMG Funds

AMG Managers LMCG Small Cap Growth Fund	April 30, 2017
Schedule of Investments (unaudited)

    % of Net Assets

Shares		Market Value
COMMON STOCKS – 96.4%

	Consumer Discretionary – 16.6%
50,514	Camping World Holdings, Inc., Class A (a)	$1,561,893
14,565	Dave & Buster’s Entertainment, Inc. *	932,306
146,755	ILG, Inc.	3,538,263
9,160	Monro Muffler Brake, Inc.	474,946
30,066	Murphy USA, Inc. *	2,091,692
84,144	Nexstar Broadcasting Group, Inc.	5,805,936
14,276	Papa John’s International, Inc.	1,128,660
112,613	Planet Fitness Inc., Class A	2,342,350
17,219	Sinclair Broadcast Group, Inc., Class A	679,290
15,224	Tenneco, Inc.	959,569
21,632	Texas Roadhouse, Inc.	1,014,108
9,303	Vail Resorts, Inc.	1,838,831

		22,367,844

	Energy – 1.2%
62,929	Carrizo Oil & Gas, Inc. *	1,582,664

	Financials – 4.5%
47,822	Pinnacle Financial Partners, Inc.	3,060,608
15,284	Primerica, Inc.	1,280,799
37,241	Western Alliance BanCorp. *	1,783,844

		6,125,251

	Healthcare – 19.4%
30,685	Alder Biopharmaceuticals, Inc. *	615,234
133,845	Cross Country Healthcare, Inc.. *	1,869,815
51,605	Envision Healthcare Corp. *	2,891,428
29,952	HealthEquity, Inc. *	1,363,415
125,756	Horizon Pharma PLC *	1,934,127
66,508	INC Research Holdings, Inc., Class A *	2,992,860
25,369	Integra LifeSciences Holdings Corp. *	1,166,213
18,648	Ligand Pharmaceuticals, Inc. * (a)	2,073,098

Shares		Market Value
	Healthcare (continued)
31,640	Neurocrine Biosciences, Inc. *	$1,689,576
29,518	Nevro Corp. * (a)	2,781,186
43,385	NuVasive, Inc. *	3,145,846
35,189	Pacira Pharmaceuticals, Inc. *	1,708,426
50,562	Radius Health, Inc. * (a)	1,975,457

		26,206,681

	Industrials – 19.0%
59,189	Actuant Corp., Class A	1,615,860
19,060	Apogee Enterprises, Inc.	1,038,770
68,762	Beacon Roofing Supply, Inc. *	3,408,532
4,219	Dycom Industries, Inc. *	445,779
81,981	Echo Global Logistics, Inc. *	1,537,144
49,809	Healthcare Services Group, Inc.	2,286,731
62,529	JELD-WEN Holding, Inc. *	2,065,333
29,592	John Bean Technologies Corp.	2,623,331
48,577	Knight Transportation, Inc. (a)	1,666,191
22,658	Masonite International Corp. *	1,885,146
11,043	RBC Bearings, Inc. *	1,107,613
14,199	Rexnord Corp. *	346,456
66,262	SiteOne Landscape Supply, Inc. *	3,167,986
32,120	WageWorks, Inc. *	2,370,456

		25,565,328

	Information Technology – 23.2%
70,649	Advanced Micro Devices, Inc. *	939,632
40,875	Cavium, Inc. *	2,814,244
7,409	Coherent, Inc. *	1,597,380
9,101	Euronet Worldwide, Inc. *	751,925
10,945	GrubHub, Inc. * (a)	470,416
128,546	GTT Communications, Inc. *	3,535,015
27,491	HubSpot, Inc. *	1,843,271
31,325	Imperva, Inc. *	1,392,396
19,956	InterXion Holding NV *	831,367
37,219	J2 Global, Inc.	3,358,643
61,237	MACOM Technology Solutions Holdings, Inc.*	2,993,265
10,937	MAXIMUS, Inc.	667,048
87,893	MINDBODY, Inc., Class A * (a)	2,491,767
29,305	Paylocity Holding Corp. *	1,155,789
20,170	Proofpoint, Inc. *	1,520,213
41,581	RealPage, Inc. *	1,540,576
34,767	Take-Two Interactive Software, Inc. *	2,185,106
7,617	Tyler Technologies, Inc. *	1,246,065

		31,334,118

	Materials – 6.5%
45,992	Berry Plastics Group, Inc. *	2,299,600
122,305	Forterra, Inc. *	2,353,148
13,159	Ingevity Corp. *	832,044
8,164	Sensient Technologies Corp	667,815
51,678	Summit Materials, Inc., Class A *	1,326,057
31,449	The Chemours Co	1,267,080

		8,745,744

The accompanying notes are an integral part of these financial statements.

16

AMG Funds

AMG Managers LMCG Small Cap Growth Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	Real Estate – 3.8%
32,382	DuPont Fabros Technology, Inc., REIT	$1,669,292
63,221	National Storage Affiliates Trust, REIT	1,548,915
35,873	QTS Realty Trust, Inc., Class A, REIT	1,917,053

		5,135,260

	Telecommunication Services – 2.2%
437,151	Vonage Holdings Corp. *	2,933,283

	Total Common Stocks (Cost $113,810,290)	129,996,173

RIGHTS – 0.00%#
	Healthcare – 0.00%#
99,639	Dyax Corp., CVR Expiration 12/31/19 * (b) (c)	996

	Total Rights (Cost $0)	996

Principal Amount
SHORT TERM INVESTMENTS – 6.3%
	Repurchase Agreements –4.3% (d)
$1,367,066	Deutsche Bank Securities, Inc., dated 04/28/17, due 05/01/17, 0.850% total to be received $1,367,163 (collateralized by various U.S. Government Agency Obligations, 2.000%—6.500%, 05/01/17—04/01/47, totaling $1,394,407)	1,367,066
1,367,066	Citigroup Global Markets, Inc., dated 04/28/17, due 05/01/17, 0.820% total to be received $1,367,159 (collateralized by various U.S. Government Agency Obligations, 0.000%—11.500%, 05/01/17—06/01/53, totaling $1,394,407)	1,367,066
287,677	JP Morgan Securities LLC, dated 04/28/17, due 05/01/17, 0.810% total to be received $287,696 (collateralized by various U.S. Government Agency Obligations, 1.375%—2.250%, 11/30/17 - 08/15/21, totaling $293,431)	287,677
1,367,066	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/28/17, due 05/01/17, 0.810% total to be received $1,367,158 (collateralized by various U.S. Government Agency Obligations, 3.000%—4.500%, 09/20/42—04/20/45, totaling $1,394,407)	1,367,066

Principal Amount		Market Value
	Repurchase Agreements (continued)
$1,367,066	RBC Dominion Securities, Inc, dated 04/28/17, due 05/01/17, 0.810% total to be received $1,367,158 (collateralized by various U.S. Government Agency Obligations, 0.125%—7.000%, 07/15/17—07/01/55, totaling $1,394,407)	$1,367,066

	Total Repurchase Agreements	5,755,941

Shares
	Other Investment Company – 2.0%
2,689,117	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	2,689,117

	Total Short Term Investments (Cost $8,445,058)	8,445,058

Total Investments – 102.7% (Cost $122,255,348)***		138,442,227

Net Other Assets and Liabilities – (2.7)%		(3,613,885)

Net Assets – 100.0%		$134,828,342

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$18,788,847
Gross unrealized depreciation	(2,601,968)

Net unrealized appreciation	$16,186,879

#	Less than 0.05%.
(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $5,585,456, or 4.1% of net assets.
(b)	Securities with a total aggregate market value of $996, or less than 0.05% of net assets, were valued under fair value procedures established by the Fund’s Board of Trustees.
(c)	The security is restricted for resale.
(d)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

17

AMG Funds

AMG River Road Select Value Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 97.9%
	Consumer Discretionary – 30.9%
8,060	Asbury Automotive Group, Inc. *	$493,272
1,778	Biglari Holdings, Inc. *	758,548
30,560	Extended Stay America, Inc.	532,966
19,477	International Speedway Corp., Class A	722,597
26,331	J Alexander’s Holdings, Inc. *	289,641
54,470	La Quinta Holdings, Inc. *	768,572
7,834	Liberty Broadband Corp., Class C *	714,147
27,178	Liberty Expedia Holdings, Inc., Class A *	1,312,969
39,372	Liberty Ventures, Class A *	2,120,182
26,350	Motorcar Parts of America, Inc. *	798,932
19,823	Murphy USA, Inc. *	1,379,086
5,140	Polaris Industries, Inc. (a)	438,236
24,522	Select Comfort Corp. *	757,730
3,289	The Madison Square Garden Co., Class A *	663,622
19,047	Tribune Media Co., Class A	696,358
10,170	Vista Outdoor, Inc. *	198,925

		12,645,783

	Consumer Staples – 2.9%
25,693	Ingles Markets, Inc., Class A	1,199,863

	Energy – 3.3%
51,820	Gran Tierra Energy, Inc. *	130,586
21,175	PBF Energy, Inc., Class A (a)	472,626
19,520	QEP Resources, Inc. *	230,531
13,870	World Fuel Services Corp.	510,832

		1,344,575

	Financials – 14.5%
1,201	American National Insurance Co.	140,421
20,567	Capital Southwest Corp. (BDC)	333,597
14,980	CNA Financial Corp.	677,995

Shares		Market Value
	Financials (continued)
125,595	FNFV Group *	$1,720,651
22,529	Leucadia National Corp.	572,011
42,432	PICO Holdings, Inc. *	683,155
2,102	White Mountains Insurance Group, Ltd. (Bermuda)	1,805,492

		5,933,322

	Healthcare – 7.2%
20,493	Computer Programs & Systems, Inc.	562,533
3,741	Orthofix International NV *	147,957
53,040	Premier, Inc., Class A *	1,792,752
3,880	Taro Pharmaceutical Industries, Ltd. (a)	453,378

		2,956,620

	Industrials – 16.3%
40,016	Air Transport Services Group, Inc. *	735,894
13,583	Cubic Corp.	704,958
10,129	Forward Air Corp.	538,559
6,682	Kansas City Southern	601,848
9,145	Kelly Services, Inc., Class A	204,116
5,643	KLX, Inc. *	266,914
31,958	Resources Connection, Inc.	444,216
20,956	SP Plus Corp. *	721,934
12,286	Spirit AeroSystems Holdings, Inc.,
	Class A	702,268
11,436	UniFirst Corp.	1,591,891
3,664	US Ecology, Inc.	172,758

		6,685,356

	Information Technology – 15.9%
34,620	Blackhawk Network Holdings, Inc. *	1,400,379
31,490	Conduent, Inc. *	513,602
17,264	CSG Systems International, Inc.	647,573
15,210	Dolby Laboratories, Inc., Class A	802,023
5,942	ePlus, Inc. *	423,368
13,485	Match Group, Inc. * (a)	251,226
2,030	MicroStrategy, Inc., Class A *	386,045
3,980	OSI Systems, Inc. *	308,052
26,810	Sabre Corp.	627,622
16,818	Sykes Enterprises, Inc. *	501,345
33,650	VeriFone Systems, Inc. * (a)	623,871

		6,485,106

	Materials – 1.1%
32,570	Graphic Packaging Holding Co.	442,301

	Real Estate – 2.3%
7,790	Marcus & Millichap, Inc. *	200,982
24,190	Realogy Holdings Corp.	739,005

		939,987

	Telecommunication Services – 2.0%
4,566	ATN International, Inc.	315,922
18,583	Telephone & Data Systems, Inc.	510,289

		826,211

The accompanying notes are an integral part of these financial statements.

18

AMG Funds

AMG River Road Select Value Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	Utilities – 1.5%
10,898	National Fuel Gas Co. (a)	$603,531

	Total Common Stocks (Cost $34,083,268)	40,062,655

Principal Amount
SHORT TERM INVESTMENTS – 5.6%
	Repurchase Agreements – 3.5% (b)
$1,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 04/28/17, due 05/01/17, 0.810% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 09/20/42 - 04/20/45, totaling $1,020,000)	1,000,000
409,152	Royal Bank of Scotland PLC, dated 04/28/17, due 05/01/17, 0.800% total to be received $409,179 (collateralized by various U.S. Government Agency Obligations, 0.077% - 1.125%, 05/31/17 - 08/31/21, totaling $417,337)	409,152

	Total Repurchase Agreements	1,409,152

Shares
	Other Investment Company – 2.1%
869,010	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	869,010

	Total Short Term Investments (Cost $2,278,162)	2,278,162

Total Investments – 103.5% (Cost $36,361,430)***		42,340,817

Net Other Assets and Liabilities – (3.5)%		(1,417,356)

Net Assets – 100.0%		$40,923,461

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$6,313,991
Gross unrealized depreciation	(334,604)

Net unrealized appreciation	$5,979,387

(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $1,363,682, or 3.3% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

BDC	Business Development Company

The accompanying notes are an integral part of these financial statements.

19

AMG Funds

AMG River Road Small Cap Value Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 92.6%
	Consumer Discretionary – 25.2%
73,110	Asbury Automotive Group, Inc. *	$4,474,332
15,845	Biglari Holdings, Inc. *	6,759,952
190,126	International Speedway Corp., Class A	7,053,675
326,645	J Alexander’s Holdings, Inc. * (a)	3,593,095
394,960	La Quinta Holdings, Inc. *	5,572,886
189,830	Liberty Expedia Holdings, Inc., Class A *	9,170,687
97,552	Monarch Casino & Resort, Inc. *	2,874,857
220,176	Motorcar Parts of America, Inc. *	6,675,736
150,542	Murphy USA, Inc. *	10,473,207
208,353	Select Comfort Corp. *	6,438,108
44,892	SodaStream International, Ltd. (Israel) *	2,441,676
134,864	Tribune Media Co., Class A	4,930,628
254,360	UCP, Inc., Class A * (a)	2,912,422
140,590	Vista Outdoor, Inc. *	2,749,940

		76,121,201

	Consumer Staples – 4.8%
215,895	Ingles Markets, Inc., Class A	10,082,297
394,013	Natural Grocers by Vitamin Cottage, Inc. *	4,310,502

		14,392,799

	Energy – 4.8%
208,470	Evolution Petroleum Corp.	1,667,760
657,120	Gran Tierra Energy, Inc. *	1,655,942
182,060	PBF Energy, Inc., Class A (b)	4,063,579
219,050	QEP Resources, Inc. *	2,586,981
124,900	World Fuel Services Corp.	4,600,067

		14,574,329

Shares		Market Value
	Financials – 14.1%
30,690	American National Insurance Co.	$3,588,275
239,229	Capital Southwest Corp. (BDC)	3,880,294
7,185	First Citizens BancShares, Inc., Class A	2,500,811
951,865	FNFV Group *	13,040,551
345,294	PICO Holdings, Inc. *	5,559,233
16,438	White Mountains Insurance Group, Ltd. (Bermuda)	14,119,256

		42,688,420

	Healthcare – 4.0%
139,698	Akorn, Inc. *	4,672,898
216,872	Computer Programs & Systems, Inc.	5,953,136
33,808	Orthofix International NV *	1,337,106

		11,963,140

	Industrials – 18.0%
348,923	Air Transport Services Group, Inc. *	6,416,694
46,142	Barrett Business Services, Inc.	2,660,548
99,757	Cubic Corp.	5,177,388
107,950	Forward Air Corp.	5,739,701
141,480	Kelly Services, Inc., Class A	3,157,834
68,057	KLX, Inc. *	3,219,096
285,383	Resources Connection, Inc.	3,966,824
212,369	SP Plus Corp. *	7,316,112
92,877	UniFirst Corp.	12,928,478
45,386	US Ecology, Inc.	2,139,950
39,569	Viad Corp.	1,788,519

		54,511,144

	Information Technology – 18.7%
288,917	Blackhawk Network Holdings, Inc. *	11,686,693
134,105	Computer Services, Inc. (a)	6,148,714
152,945	CSG Systems International, Inc.	5,736,967
64,028	ePlus, Inc. *	4,561,995
155,578	Ituran Location and Control, Ltd. (Israel)	4,869,591
138,836	Match Group, Inc. *	2,586,515
24,750	MicroStrategy, Inc., Class A *	4,706,708
59,902	NeuStar, Inc., Class A *	1,988,746
37,210	OSI Systems, Inc. *	2,880,054
126,968	Sykes Enterprises, Inc. *	3,784,916
140,344	TechTarget Inc. *	1,298,182
333,870	VeriFone Systems, Inc. * (b)	6,189,950

		56,439,031

	Real Estate – 0.7%
84,801	Marcus & Millichap, Inc. *	2,187,866

	Telecommunication Services – 2.3%
44,103	ATN International, Inc.	3,051,487
139,240	Telephone & Data Systems, Inc.	3,823,530

		6,875,017

	Total Common Stocks (Cost $213,626,279)	279,752,947

The accompanying notes are an integral part of these financial statements.

20

AMG Funds

AMG River Road Small Cap Value Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
SHORT TERM INVESTMENTS – 9.3%
	Repurchase Agreements – 1.9% (c)
$1,344,834	Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $1,344,928 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $1,371,731)	$1,344,834
282,997	Citigroup Global Markets, Inc., dated 04/28/17, due 05/01/17, 0.800% total to be received $283,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 04/30/17 - 09/09/49, totaling $288,657)	282,997
1,344,834	Daiwa Capital Markets America, dated 04/28/17, due 05/01/17, 0.850% total to be received $1,344,929 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/18/17 - 12/01/51, totaling $1,371,731)	1,344,834
1,344,834	HSBC Securities USA, Inc., dated 04/28/17, due 05/01/17, 0.780% total to be received $1,344,921 (collateralized by various U.S. Government Agency Obligations, 0.000%, 08/15/27 - 08/15/40, totaling $1,371,733)	1,344,834
1,344,834	Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $1,344,927 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $1,371,733)	1,344,834

	Total Repurchase Agreements	5,662,333

Shares
	Other Investment Company – 7.4%
22,458,281	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	22,458,281

	Total Short Term Investments (Cost $28,120,614)	28,120,614

Total Investments – 101.9% (Cost $241,746,893)***		307,873,561

Net Other Assets and Liabilities – (1.9)%		(5,753,349)

Net Assets – 100.0%		$302,120,212

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$69,344,912
Gross unrealized depreciation	(3,218,244)

Net unrealized appreciation	$66,126,668

(a)	These securities have been determined to be illiquid securities. At April 30, 2017, these securities amounted to $12,654,231, or 4.2% of net assets. These securities were valued using a quote from the primary exchange and management has determined these securities are traded in active markets. Therefore, it has been determined that these securities are valued using Level 1 pricing inputs.
(b)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $5,404,619, or 1.8% of net assets.
(c)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

BDC	Business Development Company

The accompanying notes are an integral part of these financial statements.

21

AMG Funds

AMG Managers Silvercrest Small Cap Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 98.1%
	Consumer Discretionary – 12.8%
170,990	Fox Factory Holding Corp. *	$5,138,249
177,470	La-Z-Boy, Inc.	4,951,413
41,860	Lithia Motors, Inc., Class A	3,999,723
66,140	Meredith Corp. (a)	3,872,497
47,800	Murphy USA, Inc. *	3,325,446
155,810	The EW Scripps Co., Class A *	3,471,447
162,090	The Finish Line, Inc., Class A	2,562,643
219,430	Wolverine World Wide, Inc.	5,290,457

		32,611,875

	Consumer Staples – 2.3%
28,004	J & J Snack Foods Corp.	3,768,778
16,884	Lancaster Colony Corp.	2,125,696

		5,894,474

	Energy – 4.1%
294,640	Callon Petroleum Co. *	3,488,538
152,050	Forum Energy Technologies, Inc. *	2,569,645
197,220	Matador Resources Co. * (a)	4,275,730

		10,333,913

	Financials – 17.2%
294,630	BancorpSouth, Inc.	8,971,483
254,910	CVB Financial Corp.	5,490,761
142,480	FCB Financial Holdings, Inc., Class A *	6,732,180
121,404	Horace Mann Educators Corp.	4,692,265
92,969	Iberiabank Corp.	7,377,090
98,443	Independent Bank Corp./Rockland MA	6,231,442
81,410	Selective Insurance Group, Inc.	4,298,448

		43,793,669

Shares		Market Value
	Healthcare – 6.4%
96,270	AMN Healthcare Services, Inc. *	$3,932,629
44,544	ICU Medical, Inc. *	6,850,867
121,770	INC Research Holdings, Inc., Class A *	5,479,650

		16,263,146

	Industrials – 17.4%
128,885	Altra Industrial Motion Corp.	5,690,273
162,980	Babcock & Wilcox Enterprises, Inc. *	1,527,123
46,760	CIRCOR International, Inc.	3,119,360
74,596	EMCOR Group, Inc.	4,903,941
74,070	ESCO Technologies, Inc.	4,359,019
172,600	Knoll, Inc.	4,135,496
60,119	MSA Safety, Inc.	4,680,264
327,540	Mueller Water Products, Inc., Class A	3,684,825
134,310	Quanex Building Products Corp.	2,739,924
46,190	Standex International Corp.	4,339,550
103,849	US Ecology, Inc.	4,896,480

		44,076,255

	Information Technology – 17.8%
141,847	ACI Worldwide, Inc. *	3,048,292
322,330	Entegris, Inc. *	7,993,784
45,725	Littelfuse, Inc.	7,048,509
151,630	MACOM Technology Solutions Holdings, Inc. *	7,411,674
90,390	Methode Electronics, Inc.	4,026,874
114,890	MKS Instruments, Inc.	8,990,143
59,500	Netgear, Inc. *	2,805,425
104,100	NetScout Systems, Inc. *	3,919,365

		45,244,066

	Materials – 8.1%
96,700	H.B. Fuller Co.	5,108,661
94,630	Ingevity Corp. *	5,983,455
72,860	Minerals Technologies, Inc.	5,734,082
177,453	PH Glatfelter Co.	3,817,014

		20,643,212

	Real Estate – 8.8%
70,638	EastGroup Properties, Inc., REIT	5,527,424
209,510	Pebblebrook Hotel Trust, REIT (a)	6,235,018
270,200	Physicians Realty Trust, REIT	5,306,728
98,000	QTS Realty Trust, Inc., Class A, REIT	5,237,120

		22,306,290

	Utilities – 3.2%
45,003	MGE Energy, Inc.	2,893,693
36,150	ONE Gas, Inc.	2,488,205
61,559	Portland General Electric Co.	2,791,085

		8,172,983

	Total Common Stocks (Cost $207,364,450)	249,339,883

The accompanying notes are an integral part of these financial statements.

22

AMG Funds

AMG Managers Silvercrest Small Cap Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
SHORT TERM INVESTMENTS – 2.0%
	Repurchase Agreements – 0.7% (b)
$1,000,000	Citigroup Global Markets, Inc., dated 04/28/17, due 05/01/17, 0.820% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 05/01/17 - 06/01/53, totaling $1,019,999)	$1,000,000
765,432	Royal Bank of Scotland PLC, dated 04/28/17, due 05/01/17, 0.800% total to be received $765,483 (collateralized by various U.S. Government Agency Obligations, 0.077% - 1.125%, 05/31/17 - 08/31/21, totaling $780,744)	765,432

	Total Repurchase Agreements	1,765,432

Shares
	Other Investment Company – 1.3%
3,306,765	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	3,306,765

	Total Short Term Investments (Cost $5,072,197)	5,072,197

Total Investments – 100.1% (Cost $212,436,647)***		254,412,080

Net Other Assets and Liabilities – (0.1)%		(304,945)

Net Assets – 100.0%		$254,107,135

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$46,531,272
Gross unrealized depreciation	(4,555,839)

Net unrealized appreciation	$41,975,433

(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $1,560,750, or 0.6% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

23

AMG Funds

AMG GW&K U.S. Small Cap Growth Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 98.5%
	Consumer Discretionary – 17.6%
10,038	Burlington Stores, Inc. *	$992,959
17,704	Chuy’s Holdings, Inc. *	527,579
12,680	Dave & Buster’s Entertainment, Inc. *	811,647
15,881	Five Below, Inc. *	780,075
17,776	Fox Factory Holding Corp. *	534,169
16,150	Grand Canyon Education, Inc. *	1,213,834
7,806	Hibbett Sports, Inc. *	202,956
13,595	Horizon Global Corp. *	191,554
6,576	Oxford Industries, Inc.	381,276
7,106	Pool Corp.	850,020
4,382	Vitamin Shoppe, Inc. *	84,573

		6,570,642

	Consumer Staples – 1.7%
20,897	Amplify Snack Brands, Inc. * (a)	188,073
5,174	PriceSmart, Inc.	449,879

		637,952

	Energy – 1.0%
17,697	Matador Resources Co. * (a)	383,671

	Financials – 9.8%
12,250	Encore Capital Group, Inc. * (a)	408,538
6,055	Greenhill & Co., Inc.	153,192
14,983	Heritage Insurance Holdings, Inc.	181,294
5,356	MarketAxess Holdings, Inc.	1,031,137
6,157	Pinnacle Financial Partners, Inc.	394,048
12,096	PrivateBancorp, Inc.	698,786
6,854	Stifel Financial Corp. *	334,955
6,164	Texas Capital Bancshares, Inc. *	469,080

		3,671,030

Shares		Market Value
	Healthcare – 21.0%
3,218	ABIOMED, Inc. *	$419,370
8,559	Acadia Healthcare Co., Inc. * (a)	373,001
51,318	Amicus Therapeutics, Inc. * (a)	394,122
11,262	Bruker Corp.	274,680
17,615	Catalent, Inc. *	515,767
13,272	Cotiviti Holdings, Inc. *	554,637
13,378	DBV Technologies SA, Sponsored ADR *	472,645
20,936	Endologix, Inc. * (a)	156,811
18,695	Globus Medical, Inc., Class A *	567,019
3,617	ICU Medical, Inc. *	556,295
11,474	Impax Laboratories, Inc. *	161,210
11,701	INC Research Holdings, Inc., Class A *	526,545
11,500	Medidata Solutions, Inc. *	752,445
10,980	Neurocrine Biosciences, Inc. *	586,332
17,338	Retrophin, Inc. *	339,651
5,710	West Pharmaceutical Services, Inc.	525,491
21,094	Wright Medical Group NV (Netherlands) *	641,047

		7,817,068

	Industrials – 14.8%
6,940	Cubic Corp.	360,186
6,920	Exponent, Inc.	423,158
5,644	Graco, Inc.	608,705
10,590	HEICO Corp.	752,631
10,381	Knight Transportation, Inc. (a)	356,068
21,871	Ritchie Bros Auctioneers, Inc. (Canada)	716,494
14,350	SiteOne Landscape Supply, Inc. *	686,074
9,894	Thermon Group Holdings, Inc. *	202,827
11,706	WageWorks, Inc. *	863,903
7,915	Woodward, Inc.	535,608

		5,505,654

	Information Technology – 25.6%
7,369	Blackbaud, Inc.	592,541
11,278	Bottomline Technologies de, Inc. *	262,777
5,731	Cabot Microelectronics Corp.	449,024
21,020	Callidus Software, Inc. *	442,471
7,813	Cognex Corp.	666,761
6,518	CyberArk Software, Ltd. (Israel) *	344,867
8,666	EPAM Systems, Inc. *	667,282
6,639	ExlService Holdings, Inc. *	316,747
13,218	Forrester Research, Inc.	535,990
1,623	Gartner, Inc. *	185,168
9,883	HubSpot, Inc. *	662,655
6,802	LogMeIn, Inc.	768,626
9,769	MACOM Technology Solutions Holdings, Inc. *	477,509
5,787	MAXIMUS, Inc.	352,949
11,979	Mimecast Ltd. (Jersey) *	289,532
12,161	Power Integrations, Inc.	802,018
4,459	Tyler Technologies, Inc. *	729,448
14,956	VeriFone Systems, Inc. * (a)	277,284
25,264	Xactly Corp. *	293,062
4,655	Zebra Technologies Corp., Class A *	438,827

		9,555,538

The accompanying notes are an integral part of these financial statements.

24

AMG Funds

AMG GW&K U.S. Small Cap Growth Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	Materials – 4.0%
9,158	Balchem Corp.	$743,263
16,207	KapStone Paper and Packaging Corp.	341,806
10,732	PolyOne	420,802

		1,505,871

	Real Estate – 3.0%
19,658	STAG Industrial, Inc., REIT	518,185
7,059	Sun Communities, Inc., REIT	590,203

		1,108,388

	Total Common Stocks (Cost $27,623,001)	36,755,814

Principal Amount
SHORT TERM INVESTMENTS – 5.8%
	Repurchase Agreements – 3.9% (b)
$1,000,000	Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $1,000,070 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $1,020,000)	1,000,000
458,663	Daiwa Capital Markets America, dated 04/28/17, due 05/01/17, 0.850% total to be received $458,695 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/18/17 - 12/01/51, totaling $467,836)	458,663

	Total Repurchase Agreements	1,458,663

Shares
	Other Investment Company – 1.9%
721,165	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69% **	721,165

	Total Short Term Investments (Cost $2,179,828)	2,179,828

Total Investments – 104.3%
(Cost $29,802,829)***		38,935,642

Net Other Assets and Liabilities – (4.3)%		(1,600,101)

Net Assets – 100.0%		$37,335,541

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$10,354,166
Gross unrealized depreciation	(1,221,353)

Net unrealized appreciation	$9,132,813

(a)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $1,427,367, or 3.8% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

25

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Principal Amount		Market Value
CORPORATE NOTES AND BONDS – 26.7%
	Basic Materials – 0.5%
$30,000	Cliffs Natural Resources, Inc. 5.750%, 03/01/25 (a) (b)	$29,175
190,000	Hexion, Inc. Senior Secured Notes 10.375%, 02/01/22 (a)	195,700
330,000	International Paper Co. Senior Unsecured Notes 3.000%, 02/15/27	315,007
2,000,000	Inversiones CMPC SA (Chile) 4.375%, 04/04/27 (a) (b)	2,006,371
100,000	Olin Corp. Senior Unsecured Notes 5.125%, 09/15/27 (b)	104,375
135,000	PQ Corp. Senior Secured Notes 6.750%, 11/15/22 (a)	146,811
410,000	Vale Overseas Ltd. (Cayman Islands) 5.875%, 06/10/21 (b)	443,825

		3,241,264

	Consumer Discretionary – 1.8%
80,000	AMC Entertainment Holding, Inc. 6.125%, 05/15/27 (a)	81,900
85,000	Senior Subordinated 5.875%, 11/15/26 (a)	86,753
265,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/22	274,275
145,000	Aramark Services, Inc. 5.000%, 04/01/25 (a)	151,887
130,000	Asbury Automotive Group, Inc. 6.000%, 12/15/24	134,875

Principal Amount		Market Value
	Consumer Discretionary (continued)
$430,000	Camposol SA (Peru) Senior Secured Notes 10.500%, 07/15/21 (a)	$459,025
290,000	Celgene Corp. Senior Unsecured Notes 3.875%, 08/15/25	300,921
215,000	Cintas Corp. 3.700%, 04/01/27	222,594
105,000	Dana Financing Luxembourg Sarl (Luxembourg) 5.750%, 04/15/25 (a)	107,822
265,000	Delta Air Lines, Inc. Senior Unsecured Notes 3.625%, 03/15/22	272,241
480,000	Ford Motor Co. Senior Unsecured Notes 7.450%, 07/16/31	606,872
835,000	General Motors Financial Co., Inc. 3.950%, 04/13/24	841,474
95,000	GLP Capital LP 5.375%, 04/15/26	100,462
1,500,000	Gohl Capital Ltd. (Isle of Man) 4.250%, 01/24/27	1,527,709
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	526,500
310,000	Hilton Domestic Operating Co., Inc. Senior Unsecured Notes 4.250%, 09/01/24 (a)	313,100
90,000	Levi Strauss & Co. Senior Unsecured Notes 5.000%, 05/01/25	93,262
195,000	Live Nation Entertainment, Inc. 4.875%, 11/01/24 (a)	196,950
265,000	Lowe’s Cos, Inc. Senior Unsecured Notes 3.100%, 05/03/27 (c)	265,306
200,000	NCL Corp., Ltd. (Bermuda) Senior Unsecured Notes 4.750%, 12/15/21 (a)	205,500
150,000	Newell Brands, Inc. Senior Unsecured Notes 3.150%, 04/01/21	154,187
275,000	PetSmart, Inc. Senior Unsecured Notes 7.125%, 03/15/23 (a) (b)	251,625
180,000	Pilgrim’s Pride Corp. 5.750%, 03/15/25 (a)	188,100
190,000	Pinnacle Entertainment, Inc. Senior Unsecured Notes 5.625%, 05/01/24 (a)	196,650
345,000	S&P Global, Inc. 4.400%, 02/15/26	370,070
225,000	Sally Holdings LLC 5.750%, 06/01/22	232,312
	Six Flags Entertainment Corp.
190,000	4.875%, 07/31/24 (a)	192,137
200,000	5.500%, 04/15/27 (a)	204,375

The accompanying notes are an integral part of these financial statements.

26

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Consumer Discretionary (continued)
$165,000	Station Casinos LLC 7.500%, 03/01/21	$172,219
200,000	Team Health Holdings Inc. 6.375%, 02/01/25 (a) (b)	195,750
85,000	Tempur Sealy International Inc. 5.625%, 10/15/23 (b)	87,295
	Tenet Healthcare Corp. Senior Unsecured Notes
45,000	8.125%, 04/01/22	45,900
145,000	6.750%, 06/15/23 (b)	138,837
510,000	Teva Pharmaceutical Finance Co. BV (Cook Islands) 2.950%, 12/18/22	503,467
185,000	The Goodyear Tire & Rubber Co. 5.125%, 11/15/23	195,079
	The Home Depot, Inc. Senior Unsecured Notes
140,000	3.350%, 09/15/25	145,043
440,000	3.000%, 04/01/26	443,784
90,000	The ServiceMaster Co. LLC 5.125%, 11/15/24 (a)	93,150
275,000	Viking Cruises, Ltd. (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	288,062
190,000	WMG Acquisition Corp. 6.750%, 04/15/22 (a)	200,946

		11,068,416

	Consumer Staples – 2.1%
400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	342,000
215,000	Albertsons Cos LLC / Safeway, Inc. Senior Unsecured Notes 5.750%, 03/15/25 (a)	209,625
195,000	B&G Foods, Inc. 5.250%, 04/01/25	200,125
700,000	Cencosud SA (Chile) 5.150%, 02/12/25 (b)	740,486
90,000	CHS/Community Health Systems, Inc. 8.000%, 11/15/19 (b)	87,920
100,000	Senior Secured Notes 6.250%, 03/31/23	102,125
2,500,000	Cosan Overseas, Ltd. (Cayman Islands) 8.250%, 11/29/49	2,523,750
1,551,867	ENA Norte Trust (Panama) 4.950%, 04/25/23	1,606,183
155,000	Express Scripts Holding Co. 4.500%, 02/25/26	161,369
50,000	Gartner, Inc. 5.125%, 04/01/25 (a)	51,875
100,000	GW Honos Security Corp. (Canada) 8.750%, 05/15/25 (a) (c)	101,875
130,000	JBS USA Finance, Inc. 5.750%, 06/15/25 (a)	134,875
	Kraft Heinz Foods Co.
295,000	1.600%, 06/30/17	295,063
265,000	2.000%, 07/02/18	265,758

Principal Amount		Market Value
	Consumer Staples (continued)
$45,000	Kronos Acquisition Holding, Inc. Senior Unsecured Notes 9.000%, 08/15/23 (a)	$45,787
595,000	Laboratory Corp. Senior Unsecured Notes 2.500%, 11/01/18	600,672
500,000	MARB BondCo PLC (United Kingdom) 7.000%, 03/15/24 (a) (b)	506,850
200,000	Marfrig Holdings Europe BV (Netherlands) 8.000%, 06/08/23 (a)	212,300
655,000	PepsiCo, Inc. Senior Unsecured Notes 3.450%, 10/06/46	597,847
85,000	Post Holdings, Inc. 5.500%, 03/01/25 (a)	89,250
175,000	Prime Security Services Borrower LLC Secured Notes 9.250%, 05/15/23 (a)	191,625
90,000	RegionalCare Hospital Partners Holdings, Inc. Senior Secured Notes 8.250%, 05/01/23 (a)	96,199
	Revlon Consumer Products Corp.
195,000	5.750%, 02/15/21	195,000
50,000	6.250%, 08/01/24 (b)	48,750
195,000	Rite Aid Corp. 6.125%, 04/01/23 (a) (b)	194,025
125,000	Scientific Games International, Inc. Senior Secured Notes 7.000%, 01/01/22 (a)	134,140
400,000	Sigma Alimentos SA de CV (Mexico) Senior Unsecured Notes 4.125%, 05/02/26	395,000
590,000	Smithfield Foods, Inc. 4.250%, 02/01/27 (a)	603,234
135,000	Spectrum Brands, Inc. 5.750%, 07/15/25	145,383
720,000	The Kroger Co. Senior Unsecured Notes 3.400%, 04/15/22	740,489
85,000	TreeHouse Foods, Inc. 6.000%, 02/15/24 (a)	90,950
570,000	Tyson Foods, Inc. 3.950%, 08/15/24	587,391
145,000	Universal Hospital Services, Inc. Secured Notes 7.625%, 08/15/20	147,719
90,000	Valeant Pharmaceuticals International, Inc. (Canada) Senior Secured Notes 7.000%, 03/15/24 (a)	92,025
160,000	Vizient, Inc. Senior Unsecured Notes 10.375%, 03/01/24 (a)	183,600

The accompanying notes are an integral part of these financial statements.

27

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Consumer Staples (continued)
$135,000	WellCare Health Plans, Inc. Senior Unsecured Notes 5.250%, 04/01/25	$140,737
270,000	Zimmer Biomet Holdings, Inc. Senior Unsecured Notes 2.700%, 04/01/20	273,157

		13,135,159

	Energy – 3.2%
170,000	Apache Corp. Senior Unsecured Notes 4.750%, 04/15/43	173,692
1,000,000	APT Pipelines, Ltd. (Australia) 4.250%, 07/15/27 (a)	1,024,839
	BP Capital Markets PLC (United Kingdom)
24,000	3.588%, 04/14/27	24,530
570,000	3.723%, 11/28/28	587,074
1,500,000	BPRL International Singapore Pte, Ltd. EMTN (Singapore) 4.375%, 01/18/27	1,552,308
195,000	Chevron Corp. Senior Unsecured Notes 2.498%, 03/03/22	196,691
1,800,000	CNOOC Finance 2015 USA LLC 3.500%, 05/05/25	1,795,090
620,000	Enable Midstream Partners LP Senior Unsecured Notes 4.400%, 03/15/27	620,022
	Energy Transfer Partners LP Senior Unsecured Notes
400,000	4.750%, 01/15/26	418,675
70,000	4.200%, 04/15/27	70,911
25,000	EP Energy 9.375%, 05/01/20	23,812
35,000	Foresight Energy LLC / Foresight Energy Finance Corp. Secured Notes 11.500%, 04/01/23 (a) (b)	33,337
52,000	FTS International, Inc. Senior Secured Notes 6.250%, 05/01/22	45,240
50,000	Halcon Resources Corp. 6.750%, 02/15/25 (a) (b)	48,250
800,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21	854,912
500,000	Kinder Morgan Energy Partners LP, MTN 6.950%, 01/15/38	589,694
105,000	MEG Energy Corp. (Canada) 7.000%, 03/31/24 (a)	94,237
315,000	Memorial Production Partners LP 6.875%, 08/01/22 (d)	114,187

Principal Amount		Market Value
	Energy (continued)
$50,000	Noble Holding International, Ltd. (Cayman Islands) 7.750%, 01/15/24 (b)	$45,875
140,000	Occidental Petroleum Corp. Senior Unsecured Notes 3.400%, 04/15/26	141,820
1,800,000	ONGC Videsh Vankorneft Pte, Ltd. (Singapore) 3.750%, 07/27/26	1,773,742
60,000	PDC Energy, Inc. 6.125%, 09/15/24 (a)	61,800
110,000	Peabody Energy Corp. Senior Secured Notes 6.000%, 03/31/22 (a) (b)	112,612
1,200,000	Pertamina Persero PT, EMTN (Indonesia) Senior Unsecured Notes 5.625%, 05/20/43	1,238,794
	Petrobras Global Finance BV (Netherlands)
400,000	7.375%, 01/17/27	430,200
2,000,000	7.250%, 03/17/44 (b)	1,999,333
340,000	Petroleos Mexicanos (Mexico) 6.750%, 09/21/47	347,616
1,300,000	Petronas Capital, Ltd. EMTN (Malaysia) 3.500%, 03/18/25	1,327,429
256,000	Phillips 66 5.875%, 05/01/42	300,557
500,000	Reliance Industries, Ltd. (India) Senior Unsecured Notes 4.125%, 01/28/25	513,706
100,000	Sanchez Energy Corp. 6.125%, 01/15/23 (b)	92,499
240,000	Schlumberger Holdings Corp. Senior Unsecured Notes 2.350%, 12/21/18 (a)	241,788
2,300,000	Sinopec Group Overseas Development 2016, Ltd. (British Virgin Islands) 2.750%, 09/29/26	2,137,238
100,000	SM Energy Senior Unsecured Notes 5.000%, 01/15/24	94,750
1,000,000	Sunoco Logistics Partners 3.900%, 07/15/26	993,197

		20,120,457

	Financials – 6.8%
710,000	Air Lease Corp. Senior Unsecured Notes 3.750%, 02/01/22	735,930
	Ally Financial, Inc. Senior Unsecured Notes
545,000	4.125%, 03/30/20	559,617
180,000	4.250%, 04/15/21	184,500

The accompanying notes are an integral part of these financial statements.

28

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Financials (continued)
	American Express Credit Corp., MTN Senior Unsecured Notes
$585,000	2.700%, 03/03/22	$589,404
685,000	2.250%, 05/05/21	683,476
1,300,000	American Tower Corp. Senior Unsecured Notes 4.400%, 02/15/26	1,367,752
275,000	Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	301,566
225,000	ASP AMC Merger Sub, Inc. Senior Unsecured Notes 8.000%, 05/15/25 (a)	223,594
665,000	Australia & New Zealand Banking Group, Ltd. EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	722,283
	Banco de Reservas De La Republica Dominicana (Dominican Republic) Subordinated Notes
300,000	7.000%, 02/01/23 (a) (b)	309,609
200,000	7.000%, 02/01/23	206,406
500,000	Banco do Brasil SA (Brazil) 9.000%, 06/29/49 (a) (e)	529,500
400,000	Banco GNB Sudameris SA (Colombia) Subordinated Notes 6.500%, 04/03/27 (a) (e)	413,180
1,700,000	Banco Inbursa SA Institucion de Banca Multiple (Mexico) Senior Unsecured Notes 4.375%, 04/11/27 (a)	1,670,250
500,000	Banco Internacional del Peru SAA Interbank (Peru) 8.500%, 04/23/70 (e)	550,625
1,500,000	Banco Mercantil del Norte SA Subordinated Notes 5.750%, 10/04/31 (a) (e)	1,476,750
700,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 5.875%, 04/25/21 (a)	725,004
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) Subordinated Notes 5.950%, 01/30/24 (b) (e)	1,248,000
	Bank of America Corp. Senior Unsecured Notes
70,000	2.000%, 01/11/18	70,190
375,000	2.881%, 04/24/23 (e)	374,928
455,000	Bank of America Corp., MTN Senior Unsecured Notes 2.503%, 10/21/22	447,098
625,000	Bank of Montreal, MTN Senior Unsecured Notes 1.900%, 08/27/21	615,022

Principal Amount		Market Value
	Financials (continued)
$150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	$142,545
	BBVA Bancomer SA (Cayman Islands) Subordinated Notes
1,000,000	6.008%, 05/17/22 (e)	1,000,000
500,000	5.350%, 11/12/29 (e)	492,500
300,000	5.350%, 11/12/29 (a) (e)	295,500
546,000	Boston Properties LP Senior Unsecured Notes 4.125%, 05/15/21	578,097
	CIMPOR Financial Operations BV (Netherlands)
200,000	5.750%, 07/17/24 (a)	176,100
200,000	5.750%, 07/17/24	176,100
	Citigroup, Inc. Senior Unsecured Notes
510,000	2.700%, 03/30/21	513,652
375,000	2.750%, 04/25/22	374,385
925,000	Commonwealth Bank of Australia (Australia) Senior Unsecured Notes 2.750%, 03/10/22 (a)	933,180
500,000	CorpGroup Banking SA (Chile) Senior Unsecured Notes 6.750%, 03/15/23	488,125
400,000	Credito Real SAB de CV SOFOM ER (Mexico) Senior Unsecured Notes 7.250%, 07/20/23 (a) (b)	418,500
	Crown Castle International Corp. Senior Unsecured Notes
600,000	3.700%, 06/15/26	603,173
775,000	4.000%, 03/01/27	798,730
60,000	CyrusOne LP / CyrusOne Finance Corp. 5.000%, 03/15/24 (a)	61,800
190,000	ESH Hospitality, Inc. 5.250%, 05/01/25 (a)	192,850
500,000	GrupoSura Finance SA (Cayman Islands) 5.500%, 04/29/26	537,825
1,593,685	Guanay Finance, Ltd. (Cayman Islands) Senior Secured Notes 6.000%, 12/15/20	1,633,528
145,000	Icahn Enterprises LP/lcahn Enterprises Finance Corp. Senior Unsecured Notes 6.250%, 02/01/22 (a)	151,162
1,900,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	1,935,625
1,613,039	Interoceanica IV Finance Senior Secured Notes 11/30/25 (f)	1,314,626

The accompanying notes are an integral part of these financial statements.

29

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Financials (continued)
$590,000	JPMorgan Chase & Co. Senior Unsecured Notes 2.972%, 01/15/23	$593,597
570,000	Subordinated Notes 4.250%, 10/01/27	590,858
909,000	Liberty Mutual Group, Inc. 6.500%, 05/01/42 (a)	1,150,040
700,000	Magnesita Finance, Ltd. (British Virgin Islands) 8.625%, 04/29/49	700,000
55,000	MGM Growth Properties Operating Partnership LP 5.625%, 05/01/24	59,606
	Morgan Stanley Senior Unsecured Notes
390,000	2.625%, 11/17/21	390,016
600,000	3.625%, 01/20/27	602,836
200,000	Morgan Stanley, GMTN Senior Unsecured Notes 2.500%, 04/21/21	199,601
530,000	MUFG Americas Holdings Corp. Senior Unsecured Notes 1.625%, 02/09/18	530,213
335,000	National Rural Utilities Cooperative Finance Corp. 2.000%, 01/27/20	334,090
135,000	Nationstar Mortgage LLC/Nationstar Capital Corp. 6.500%, 07/01/21	137,700
155,000	Navient Corp. Senior Unsecured Notes 6.500%, 06/15/22 (b)	160,425
380,000	New York Life Global Funding Secured Notes 2.900%, 01/17/24 (a)	384,142
85,000	OPE KAG Finance Sub, Inc. Senior Unsecured Notes 7.875%, 07/31/23 (a)	88,187
1,100,000	Pontis IV, Ltd. (Cayman Islands) Senior Secured Notes 5.125%, 03/31/27 (a)	1,094,500
300,000	Royal Bank of Canada Senior Unsecured Notes 2.125%, 03/02/20	301,002
155,000	Royal Bank of Canada, GMTN Senior Unsecured Notes 2.500%, 01/19/21	156,634
620,000	Simon Property Group LP Senior Unsecured Notes 3.300%, 01/15/26	619,257
	State Street Corp. Senior Unsecured Notes
200,000	3.550%, 08/18/25	207,735
435,000	2.650%, 05/19/26 (b)	421,830
150,000	SUAM Finance BV (Netherlands) 4.875%, 04/17/24	158,325

Principal Amount		Market Value
	Financials (continued)
	Sumitomo Mitsui Financial Group, Inc. (Japan) Senior Unsecured Notes
$430,000	2.934%, 03/09/21	$436,290
445,000	2.058%, 07/14/21	437,498
1,000,000	SURA Asset Management SA (Colombia) 4.375%, 04/11/27 (a) (b)	1,004,200
595,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	604,255
195,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. Senior Unsecured Notes 6.750%, 06/01/25 (a) (c)	200,850
	The Goldman Sachs Group, Inc. Senior Unsecured Notes
360,000	2.350%, 11/15/21	355,226
235,000	3.000%, 04/26/22	237,154
605,000	The PNC Financial Services Group, Inc. Senior Unsecured Notes 3.300%, 03/08/22	629,184
915,000	The Toronto-Dominion Bank (Canada) Senior Unsecured Notes 1.800%, 07/13/21	898,625
595,000	TIAA Asset Management Finance Co. LLC Senior Unsecured Notes 2.950%, 11/01/19 (a)	604,998
	Wells Fargo & Co. Senior Unsecured Notes
565,000	3.069%, 01/24/23	571,932
275,000	3.000%, 04/22/26	266,322
580,000	3.000%, 10/23/26	559,238
	Westpac Banking Corp. Senior Unsecured Notes
375,000	2.600%, 11/23/20	378,647
255,000	2.000%, 08/19/21	250,163

		43,137,863

	Healthcare – 1.0%
583,000	AbbVie, Inc. Senior Unsecured Notes 4.700%, 05/14/45	589,162
180,000	Acadia Healthcare Co., Inc. 5.625%, 02/15/23	187,153
583,000	Actavis Funding SCS (Luxembourg) 2.350%, 03/12/18	585,611
590,000	Anthem, Inc. Senior Unsecured Notes 2.300%, 07/15/18	593,370
295,000	AstraZeneca PLC Senior Unsecured Notes 2.375%, 11/16/20	297,265

The accompanying notes are an integral part of these financial statements.

30

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Healthcare (continued)
$565,000	Cardinal Health, Inc. Senior Unsecured Notes 1.950%, 06/15/18	$566,410
	Centene Corp. Senior Unsecured Notes
85,000	5.625%, 02/15/21	89,569
180,000	4.750%, 01/15/25	183,375
50,000	DJO Finco Inc./ DJO Finance LLC/ DJO Finance Corp. Secured Notes 8.125%, 06/15/21 (a)	44,750
230,000	Envision Healthcare Corp. 6.250%, 12/01/24 (a)	242,650
190,000	inVentiv Group Holdings, Inc. 7.500%, 10/01/24 (a)	197,125
90,000	LifePoint Health, Inc. 5.375%, 05/01/24 (a)	91,125
280,000	MPH Acquisition Holdings LLC Senior Unsecured Notes 7.125%, 06/01/24 (a)	301,700
700,000	Mylan NV (Netherlands) 3.150%, 06/15/21	707,303
175,000	Quintiles Transnational Corp. 4.875%, 05/15/23 (a)	180,687
190,000	Select Medical Corp. 6.375%, 06/01/21	195,225
615,000	Shire Acquisitions Investments (Ireland) 2.875%, 09/23/23	603,800
605,000	UnitedHealth Group, Inc. Senior Unsecured Notes 4.200%, 01/15/47	621,686

		6,277,966

	Industrials – 3.2%
150,000	AECOM 5.125%, 03/15/27 (a)	150,547
995,385	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23	1,079,992
300,000	Aeropuertos Argentina 2000 SA (Argentina) Senior Secured Notes 6.875%, 02/01/27 (a) (c)	317,400
280,000	Air Medical Merger Sub Corp. Senior Unsecured Notes 6.375%, 05/15/23 (a)	274,400
200,000	Autoridad del Canal de Panama (Panama) Senior Unsecured Notes 4.950%, 07/29/35	219,000
	Avianca Holdings SA (Panama)
400,000	8.375%, 05/10/20 (a)	396,600
800,000	8.375%, 05/10/20 (b)	793,200
170,000	Berry Plastics Corp. Secured Notes 5.500%, 05/15/22	177,863

Principal Amount		Market Value
	Industrials (continued)
$85,000	BlueLine Rental Finance Corp. Secured Notes 9.250%, 03/15/24 (a)	$88,931
91,000	Builders FirstSource, Inc. Senior Secured Notes 5.625%, 09/01/24 (a)	94,754
540,000	Burlington Northern Santa Fe LLC Senior Unsecured Notes 4.550%, 09/01/44	580,129
160,000	BWAY Holding Co. Senior Secured Notes 5.500%, 04/15/24 (a)	162,200
415,000	Chevron Corp. Senior Unsecured Notes 1.561%, 05/16/19	414,719
1,600,000	CK Hutchison International 17, Ltd. (Cayman Islands) 3.500%, 04/05/27 (a)	1,607,152
645,000	CSX Corp. Senior Unsecured Notes 3.800%, 11/01/46 (b)	609,004
299,000	Delphi Automotive PLC 4.250%, 01/15/26	316,510
390,000	Delphi Corp. 4.150%, 03/15/24	411,629
200,000	Eldorado International Finance (Austria) 8.625%, 06/16/21 (a)	173,500
1,150,000	Empresa de Transporte de Pasajeros Metro SA (Chile) Senior Unsecured Notes 5.000%, 01/25/47 (a)	1,230,626
300,000	Express Scripts Holdings Co. 3.400%, 03/01/27	286,086
635,000	FedEx Corp. 4.750%, 11/15/45	664,453
145,000	Flex Acquisition Co., Inc. Senior Unsecured Notes 6.875%, 01/15/25 (a)	149,622
185,000	Gates Global LLC 6.000%, 07/15/22 (a)	186,850
90,000	Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Secured Notes 7.375%, 12/15/23 (a)	96,237
200,000	Grupo Posadas SAB de CV (Mexico) 7.875%, 06/30/22 (a)	207,250
305,000	John Deere Capital Corp. Senior Unsecured Notes 2.650%, 01/06/22	309,062
1,000,000	Lima Metro Line 2 Finance (Cayman Islands) Senior Secured Notes 5.875%, 07/05/34	1,073,500
650,000	Lockheed Martin Corp. Senior Unsecured Notes 4.700%, 05/15/46	717,034

The accompanying notes are an integral part of these financial statements.

31

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Industrials (continued)
$1,000,000	Mexico City Airport Trust Senior Secured Notes 4.250%, 10/31/26 (a)	$1,012,500
	Novelis Corp.
120,000	6.250%, 08/15/24 (a)	127,200
55,000	5.875%, 09/30/26 (a)	56,650
	OAS Financial, Ltd. (British Virgin Islands)
400,000	8.875%, 04/29/49 (a) (d)	24,000
600,000	8.875%, 04/29/49 (d)	36,000
400,000	Odebrecht Finance, Ltd. (Cayman Island) 7.125%, 06/26/42	183,000
300,000	Penske Truck Leasing Co. LP / PTL Finance Corp. Senior Unsecured Notes 4.200%, 04/01/27 (a)	308,228
	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes
200,000	7.375%, 01/31/20 (a)	173,000
400,000	7.375%, 01/31/20	346,000
665,000	Reynolds American, Inc. 4.000%, 06/12/22	704,708
135,000	Reynolds Group Issuer, Inc. 7.000%, 07/15/24 (a) (b)	145,547
400,000	SBA Tower Trust 3.168%, 04/15/22 (a) (g)	401,376
605,000	Shell International Finance BV (Netherlands) 1.375%, 05/10/19	600,557
990,000	Sydney Airport Finance Co Pty., Ltd. (Australia) Senior Secured Notes 3.375%, 04/30/25 (a)	980,834
265,000	Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	255,578
357,000	The Boeing Co. Senior Unsecured Notes 6.875%, 03/15/39	509,409
815,000	Thermo Fisher Scientific, Inc. Senior Unsecured Notes 3.300%, 02/15/22	837,202
400,000	Union Pacific Corp. Senior Unsecured Notes 3.000%, 04/15/27	400,997
450,000	Waste Management, Inc. 4.100%, 03/01/45	458,505
190,000	Williams Partners LP/ACMP Finance Corp. Senior Unsecured Notes
	4.875%, 03/15/24	197,600

		20,547,141

Principal Amount		Market Value
	Information Technology – 1.3%
$595,000	Analog Devices, Inc. Senior Unsecured Notes 2.500%, 12/05/21	$596,024
310,000	Applied Materials, Inc. Senior Unsecured Notes 4.350%, 04/01/47	319,462
305,000	Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24 (a)	309,421
130,000	Camelot Finance SA Senior Unsecured Notes 7.875%, 10/15/24 (a)	139,750
160,000	Cengage Learning, Inc. Senior Unsecured Notes 9.500%, 06/15/24 (a) (b)	145,200
185,000	Cincinnati Bell, Inc. 7.000%, 07/15/24 (a)	196,285
540,000	Cisco Systems, Inc. Senior Unsecured Notes 1.850%, 09/20/21	534,199
85,000	CSC Holdings LLC Senior Unsecured Notes 5.250%, 06/01/24	86,221
195,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 06/15/24 (a) (b)	215,645
500,000	Empresa Nacional de Telecomunicaciones SA (Chile) Senior Unsecured Notes 4.875%, 10/30/24	520,877
530,000	Fidelity National Information Services, Inc. Senior Unsecured Notes 3.625%, 10/15/20	552,896
130,000	First Data Corp. 7.000%, 12/01/23 (a)	139,711
	Secured Notes
135,000	5.750%, 01/15/24 (a)	140,569
195,000	Genesys Telecommunications Laboratories Inc. 10.000%, 11/30/24 (a)	216,474
	Gray Television, Inc.
100,000	5.125%, 10/15/24 (a)	100,500
135,000	5.875%, 07/15/26 (a)	140,063
430,000	Hewlett Packard Enterprise Co. Senior Unsecured Notes 3.600%, 10/15/20	445,802
210,000	Informatica LLC Senior Unsecured Notes 7.125%, 07/15/23 (a)	207,638
140,000	Micron Technology Senior Unsecured Notes 5.250%, 08/01/23 (a)	145,600
550,000	Microsoft Corp. Senior Unsecured Notes 4.450%, 11/03/45	588,659

The accompanying notes are an integral part of these financial statements.

32

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Information Technology (continued)
$135,000	Nexstar Escrow Corp. 5.625%, 08/01/24 (a)	$138,713
195,000	Open Text Corp. (Canada) 5.875%, 06/01/26 (a)	208,650
	Oracle Corp. Senior Unsecured Notes
510,000	1.900%, 09/15/21	505,289
480,000	4.125%, 05/15/45	478,997
180,000	Sabre Global, Inc. Senior Secured Notes 5.250%, 11/15/23 (a)	187,200
45,000	Sinclair Television Group, Inc. 5.625%, 08/01/24 (a)	46,906
130,000	Solera LLC Senior Unsecured Notes 10.500%, 03/01/24 (a)	149,013
280,000	Sophia LP / Sophia Finance, Inc. Senior Unsecured Notes 9.000%, 09/30/23 (a)	295,533
135,000	Telesat Canada / Telesat LLC (Canada) 8.875%, 11/15/24 (a)	148,838
70,000	Western Digital Corp. Senior Secured Notes 7.375%, 04/01/23 (a)	76,825

		7,976,960

	Materials – 0.4%
130,000	Ashland LLC 4.750%, 08/15/22	136,013
1,360,000	Georgia-Pacific LLC Senior Unsecured Notes 3.600%, 03/01/25 (a)	1,400,759
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20	526,500
145,000	Potash Corp. of Saskatchewan, Inc. (Canada) Senior Unsecured Notes 4.000%, 12/15/26	148,863
175,000	Signode Industrial Group Lux SA 6.375%, 05/01/22 (a)	181,144

		2,393,279

	Telecommunications – 2.2%
610,000	AT&T, Inc. Senior Unsecured Notes 3.800%, 03/01/24	620,995
1,200,000	Bharti Airtel, Ltd. (India) Senior Unsecured Notes 4.375%, 06/10/25	1,208,256
1,306,000	British Telecommunications PLC (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	1,345,725
	CCO Holdings LLC Senior Unsecured Notes
45,000	5.250%, 09/30/22	46,800
60,000	5.125%, 05/01/23 (a)	62,775
25,000	5.125%, 05/01/27 (a)	25,563

Principal Amount		Market Value
	Telecommunications (continued)
$192,000	Cequel Communications Holdings I LLC Senior Unsecured Notes 6.375%, 09/15/20 (a)	$198,361
575,000	Charter Communications Operating LLC Senior Secured Notes 4.908%, 07/23/25	617,621
570,000	Comcast Corp. 4.400%, 08/15/35	597,281
175,000	CommScope, Inc. 5.000%, 06/15/21 (a)	180,469
	Digicel Group, Ltd. (Bermuda) Senior Unsecured Notes
300,000	7.125%, 04/01/22 (a)	252,027
1,700,000	7.125%, 04/01/22	1,434,800
140,000	Embarq Corp. Senior Unsecured Notes 7.995%, 06/01/36	143,325
1,200,000	Empresa Nacional de Telecomunicaciones SA (Chile) Senior Unsecured Notes 4.750%, 08/01/26	1,237,300
125,000	Frontier Communications Senior Unsecured Notes 8.500%, 04/15/20	132,656
	Grupo Televisa SAB (Mexico) Senior Unsecured Notes
400,000	4.625%, 01/30/26	417,585
200,000	6.125%, 01/31/46	218,611
150,000	Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/23	128,813
90,000	Senior Secured Notes 8.000%, 02/15/24 (a)	97,313
295,000	Level 3 Communications, Inc. Senior Unsecured Notes 5.750%, 12/01/22	307,906
885,000	Omnicom Group, Inc. 3.600%, 04/15/26	893,419
1,600,000	Ooredoo International Finance., Ltd. EMTN (Bermuda) 3.875%, 01/31/28	1,611,888
704,000	Orange SA (France) Senior Unsecured Notes 2.750%, 02/06/19	712,837
190,000	Sirius XM Radio, Inc. 5.375%, 07/15/26 (a)	194,988
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%, 11/07/21 (a)	201,000
285,000	TEGNA, Inc. 4.875%, 09/15/21 (a)	294,975
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	496,500

The accompanying notes are an integral part of these financial statements.

33

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Telecommunications (continued)
$550,000	Verizon Communications, Inc. Senior Unsecured Notes 4.400%, 11/01/34	$527,909

		14,207,698

	Utilities – 4.2%
698,530	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43	755,286
1,000,000	AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands) 7.950%, 05/11/26 (a)	1,080,430
1,000,000	AES Gener SA (Chile) Senior Unsecured Notes 5.000%, 07/14/25	1,031,593
1,300,000	American Electric Power Co., Inc. Senior Unsecured Notes 2.950%, 12/15/22	1,321,957
775,000	American Water Capital Corp. Senior Unsecured Notes 3.400%, 03/01/25	801,501
783,000	Berkshire Hathaway Energy Co. Senior Unsecured Notes 6.500%, 09/15/37	1,034,966
95,000	Calpine Corp. Senior Unsecured Notes 5.750%, 01/15/25 (b)	92,388
1,500,000	Comision Federal de Electricidad (Mexico) Senior Unsecured Notes 4.750%, 02/23/27	1,516,875
110,000	Duke Energy Corp. Senior Unsecured Notes 3.750%, 09/01/46	101,174
465,000	Duke Energy Progress LLC 4.150%, 12/01/44	480,000
1,100,000	Empresa Electrica Guacolda SA (Chile) Senior Unsecured Notes 4.560%, 04/30/25	1,062,151
200,000	Energuate Trust (Cayman Islands) 5.875%, 05/03/27 (a) (c)	203,500
300,000	Engie Energia Chile SA (Chile) Senior Unsecured Notes 4.500%, 01/29/25	310,120
1,000,000	Eversource Energy Senior Unsecured Notes 2.750%, 03/15/22	1,009,360
1,420,000	Exelon Corp. Senior Unsecured Notes 3.400%, 04/15/26	1,413,559
235,504	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes 6.375%, 03/30/38 (a)	245,218

Principal Amount		Market Value
	Utilities (continued)
$720,000	Fortis, Inc. Senior Unsecured Notes 2.100%, 10/04/21 (a)	$701,621
232,000	GNL Quintero SA (Chile) Senior Unsecured Notes 4.634%, 07/31/29	242,150
1,200,000	Great Plains Energy, Inc. Senior Unsecured Notes 3.900%, 04/01/27	1,216,440
2,200,000	Israel Electric (Israel) Senior Secured Notes 5.000%, 11/12/24 (a)	2,379,652
1,000,000	ITC Holdings Corp. Senior Unsecured Notes 3.250%, 06/30/26	981,599
1,400,000	National Gas Co. of Trinidad & Tobago, Ltd. (Trinidad) Senior Unsecured Notes 6.050%, 01/15/36	1,459,500
200,000	NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/27	201,053
	NGL Energy Partners LP / NGL Energy Finance Corp.
150,000	6.125%, 03/01/25 (a)	141,000
90,000	7.500%, 11/01/23 (a)	90,900
180,000	NRG Energy, Inc. 7.250%, 05/15/26	184,950
800,000	Pampa Energia SA (Argentina) Senior Unsecured Notes 7.500%, 01/24/27 (a)	854,000
1,300,000	Sierra Pacific Power Co. 2.600%, 05/01/26	1,257,100
20,000	The Southern Co. Senior Unsecured Notes 1.850%, 07/01/19	19,909
830,000	The Southern Co. Senior Unsecured Notes 2.450%, 09/01/18	836,844
300,000	Transelec SA (Chile) Senior Unsecured Notes 4.625%, 07/26/23 (a)	318,282
2,000,000	Transportadora de Gas del Peru SA (Peru) Senior Unsecured Notes 4.250%, 04/30/28 (b)	2,047,500
1,300,000	Xcel Energy, Inc. Senior Unsecured Notes 3.300%, 06/01/25	1,312,181

		26,704,759

	Total Corporate Notes and Bonds (Cost $167,525,716)	168,810,962

The accompanying notes are an integral part of these financial statements.

34

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
COLLATERALIZED MORTGAGE AND ASSET- BACKED SECURITIES – 17.1%
$1,665,172	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/25/37	$1,610,534
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 6.103%, 02/10/51 (e)	352,440
373,507	Banc of America Funding Trust Series 2006-B, Class 7A1 3.541%, 03/20/36 (e)	332,494
527,539	Banc of America Funding Trust Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	449,575
630,000	BBCMS Trust Series 2015-STP, Class D 4.427%, 09/10/28 (a) (e)	634,892
7,949,018	BBCMS Trust Series 2017-C1, Class XA 1.697%, 02/15/50 (e) (h)	895,560
186,801	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	185,797
450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/12/45 (e)	437,215
403,500	CDGJ Commercial Mortage Trust Series 2014-BXCH, Class B 2.844%, 12/15/27 (a) (e)	404,155
858,000	CFCRE Commercial Mortage Trust Series 2016-C4, Class C 5.040%, 05/10/58 (e)	890,063
940,000	CFCRE Commercial Mortage Trust Series 2016-C7, Class A3 3.839%, 12/10/54	984,865
174,000	Chicago Skyscraper Trust Series 2017-SKY, Class B 2.094%, 02/15/30 (a) (e)	174,541
96,000	Chicago Skyscraper Trust Series 2017-SKY, Class C 2.244%, 02/15/30 (a) (e)	96,300
55,357	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	55,225
450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.922%, 12/10/49 (e)	455,921
873,659	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.257%, 09/10/45 (a) (e) (h)	54,930
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/30 (a)	351,126

Principal Amount		Market Value
$350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 3.008%, 01/12/30 (a) (e)	$350,920
4,837,794	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.207%, 10/10/47 (e) (h)	299,905
440,700	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.576%, 02/10/48 (a) (e)	360,514
780,000	Citigroup Commercial Mortgage Trust Series 2015-GC31, Class C 4.199%, 06/10/48 (e)	759,146
235,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class C 4.651%, 11/10/48 (e)	236,317
7,475,137	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA 1.048%, 11/10/48 (e) (h)	393,052
7,746,763	Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA 1.503%, 02/10/49 (e) (h)	678,259
5,495,555	Citigroup Commercial Mortgage Trust Series 2016-P3, Class XA 1.875%, 04/15/49 (e) (h)	607,951
6,727,632	Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA 2.171%, 07/10/49 (e) (h)	884,528
756,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class A5 3.720%, 12/10/49 (e)	793,564
952,000	Citigroup Commercial Mortgage Trust Series 2016-SMPL, Class D 3.520%, 09/10/31 (a)	950,027
1,618,186	Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 3.529%, 03/25/36 (e)	1,588,908
1,750,000	Citigroup Mortgage Loan Trust Series 2010-7, Class 11A1 5.414%, 07/25/36 (a) (e)	1,801,825
300,000	COBALT Commercial Mortgage Trust Series 2007-C2, Class AJFX 5.568%, 04/15/47 (e)	303,862
453,000	COMM Mortgage Trust Series 2016-DC2, Class C 4.643%, 02/10/49 (e)	445,115
6,762,470	COMM Mortgage Trust Series 2016-DC2, Class XA 1.075%, 02/10/49 (e) (h)	464,756
780,000	COMM Mortgage Trust Series 2016-GCT, Class E 3.577%, 08/10/29 (a) (e)	757,313
54,779	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 1.724%, 07/10/46 (a) (e) (h)	469
1,828,247	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.229%, 10/15/45 (e) (h)	132,647

The accompanying notes are an integral part of these financial statements.

35

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$20,211,394	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 1.077%, 08/10/46 (e) (h)	$700,808
300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.656%, 11/10/47 (e)	299,739
350,000	Commercial Mortgage Pass Through Certificates Series 2015-CR23, Class D 4.397%, 05/10/48 (e)	271,252
470,000	Commercial Mortgage Pass Through Certificates Series 2015-CR25, Class C 4.698%, 08/10/48 (e)	476,744
600,000	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class B 4.644%, 10/10/48 (e)	612,962
8,319,913	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class XA 1.202%, 10/10/48 (e) (h)	530,162
585,000	Commercial Mortgage Pass Through Certificates Series 2015-LC23, Class C 4.801%, 10/10/48 (e)	608,170
9,079,826	Commercial Mortgage Pass Through Certificates Series 2016-C3, Class XA 1.244%, 01/10/48 (e) (h)	671,530
807,000	Commercial Mortgage Pass Through Certificates Series 2016-CR28, Class C 4.802%, 02/10/49 (e)	799,418
650,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.236%, 12/10/49 (e)	660,547
500,000	Core Industrial Trust Series 2015-CALW, Class D 3.979%, 02/10/34 (a) (e)	511,823
680,000	Cosmopolitan Hotel Trust Series 2016-CSMO, Class C 3.644%, 11/15/33 (a) (e)	689,280
1,002,625	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	870,383
461,129	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	173,881
62,204	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	55,840
262,258	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 1.491%, 09/25/37 (e)	165,461

Principal Amount		Market Value
$250,413	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 5.509%, 09/25/37 (e) (h)	$59,682
463,916	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 3.121%, 12/20/35 (e)	424,108
1,192,883	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-14, Class A15 6.500%, 09/25/37	1,115,833
452,180	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	395,556
88,436	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	80,046
625,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Class A1AM 6.139%, 09/15/39 (e)	627,449
1,380,009	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 5A9 5.500%, 10/25/35	1,233,371
708,086	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	604,451
6,977,441	CSAIL Commercial Mortgage Trust Series 2016-C6, Class XA 1.977%, 01/15/49 (e) (h)	792,227
3,291,570	CSMC Trust Series 2013-IVR4, Class A11 3.485%, 07/25/43 (a) (e)	3,283,185
3,291,570	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/25/43 (a) (e)	3,228,183
534,000	DBJPM Series 2016-C1, Class C 3.505%, 05/10/49 (e)	509,238
7,686,075	DBJPM Series 2016-C1, Class XA 1.656%, 05/10/49 (e) (h)	776,932
569,000	FHLMC Multifamily Structured Pass Through Certificates Series K050, Class A2 3.334%, 08/25/25 (e)	596,965
766,000	FHLMC Multifamily Structured Pass Through Certificates Series K053, Class A2 2.995%, 12/25/25	783,311
831,000	FHLMC Multifamily Structured Pass Through Certificates Series K054, Class A2 2.745%, 01/25/26	832,607

The accompanying notes are an integral part of these financial statements.

36

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$5,456,565	FHLMC Multifamily Structured Pass Through Certificates Series K722, Class X1 1.442%, 03/25/23 (e) (h)	$344,731
2,790,754	First Horizon Alternative Series 2006-AA7, Class A1 3.072%, 01/25/37 (e)	2,379,366
2,489,792	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/25/35	2,292,184
1,316,992	First Horizon Mortgage Pass-Through Trust Series 2006-2, Class 1A3 6.000%, 08/25/36	1,196,443
4,664,024	Firstkey Mortgage Trust Series 2014-1, Class A8 3.500%, 11/25/44 (a) (e)	4,752,657
391,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.661%, 11/10/47 (e)	393,138
6,439,509	GS Mortgage Securities Trust Series 2015-GC34, Class XA 1.521%, 10/10/48 (e) (h)	543,196
10,705,763	GS Mortgage Securities Trust Series 2015-GS1, Class XA 0.980%, 11/10/48 (e) (h)	604,834
7,328,925	GS Mortgage Securities Trust Series 2016-GS2, Class XA 1.821%, 05/10/49 (e) (h)	794,322
387,208	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.505%, 01/25/36 (e)	351,050
26,085	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	25,118
2,176,839	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-A2, Class 2A1 3.334%, 04/25/36 (e)	2,063,650
146,639	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.536%, 05/15/45 (e) (h)	5
215,179	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/15/47	215,076
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class AM 5.933%, 02/12/49 (e)	349,773
537,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.370%, 02/12/51 (e)	550,606

Principal Amount		Market Value
$ 250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.265%, 02/15/51 (e)	$252,772
609,978	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM 5.464%, 01/15/49 (e)	609,684
788,406	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.545%, 07/15/46 (a) (e) (h)	17,777
1,794,573	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 1.978%, 10/15/45 (e) (h)	134,611
659,954	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.828%, 06/15/45 (e) (h)	36,442
5,709,410	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.227%, 02/15/47 (e) (h)	256,979
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.816%, 08/15/47 (e)	302,998
3,672,970	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.242%, 08/15/47 (e) (h)	215,344
330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.608%, 09/15/47 (e)	336,417
450,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.596%, 11/15/47 (e)	449,343
6,460,189	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class XA 1.140%, 11/15/47 (e) (h)	334,186
5,238,142	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.308%, 01/15/48 (e) (h)	280,937
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/10/27 (a)	305,678
4,378,328	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C27, Class XA 1.507%, 02/15/48 (e) (h)	302,137

The accompanying notes are an integral part of these financial statements.

37

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$7,906,295	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C28, Class XA 1.332%, 10/15/48 (e) (h)	$457,464
650,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.818%, 11/15/48 (e)	627,802
670,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C33, Class C 4.772%, 12/15/48 (e)	682,547
8,334,598	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA 1.304%, 01/15/49 (e) (h)	484,842
320,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B 3.460%, 08/15/49	318,170
246,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class C 3.947%, 08/15/49 (e)	242,098
263,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C27, Class D 3.984%, 02/15/48 (a) (e)	211,669
755,000	JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class C 4.905%, 03/15/49 (e)	790,942
7,704,051	JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA 1.864%, 06/15/49 (e) (h)	772,015
485,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMB 5.189%, 07/15/44	486,381
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 6.206%, 07/15/44 (a) (e)	250,933
747,000	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AJ 6.456%, 09/15/45 (e)	760,300
588,000	LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.701%, 03/10/49 (a) (e)	544,855
732,532	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.710%, 08/15/45 (a) (e) (h)	44,471
5,844,076	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.405%, 02/15/47 (e) (h)	266,814

Principal Amount		Market Value
$300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.634%, 10/15/47 (e)	$296,136
413,500	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/15/47	392,059
785,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class C 4.679%, 10/15/48 (e)	810,855
800,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.060%, 10/15/48 (a)	610,392
80,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class C 4.687%, 12/15/47 (e)	77,588
8,464,748	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class XA 1.442%, 01/15/49 (e) (h)	698,043
844,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class C 4.911%, 05/15/49 (e)	879,427
787,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4 3.720%, 12/15/49	824,391
49,965	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.627%, 03/12/44 (e)	50,098
164,955	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (e)	161,926
375,100	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.257%, 12/12/49 (e)	381,978
586,279	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.627%, 09/15/47 (a) (e) (h)	7,207
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.560%, 07/13/29 (a) (e)	249,813
350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.816%, 08/11/33 (a) (e)	356,507
588,000	Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSC 3.894%, 08/15/26 (a) (e)	588,181
2,861,795	Morgan Stanley Capital I Trust Series 2016-UB11, Class XA 1.817%, 08/15/49 (e) (h)	302,742

The accompanying notes are an integral part of these financial statements.

38

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$697,000	Morgan Stanley Capital I Trust Series 2017-PRME, Class D 4.394%, 02/15/34 (a) (e)	$701,965
681,785	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 3.317%, 07/25/35 (e)	630,245
5,512,408	Morgan Stanley Mortgage Loan Trust Series 2005-9AR, Class 2A 3.337%, 12/25/35 (e)	4,740,900
1,391,879	Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3 3.351%, 10/25/37 (e)	1,211,148
946,000	MSCG Trust Series 2016-SNR, Class C 5.205%, 11/15/34 (a)	955,346
246,543	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (e)	153,423
2,302,038	PR Mortgage Loan Trust Series 2014-1, Class APT 5.917%, 10/25/49 (e)	2,289,738
1,258,827	RALI Trust Series 2005-QA10, Class A31 4.110%, 09/25/35 (e)	1,069,973
3,753,264	RALI Trust Series 2006-QS7, Class A2 6.000%, 06/25/36	3,293,280
212,175	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	109,254
432,987	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	279,832
1,515,504	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 (e)	1,433,657
208,614	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 3.222%, 02/25/36 (e)	182,482
1,815,946	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.174%, 08/10/49 (a) (e) (h)	132,033
977,000	Wachovia Bank Commercial Series 2006-C26, Class AM 6.279%, 06/15/45 (e)	986,555
500,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class AMFX 5.703%, 06/15/49 (a)	508,713
374,590	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AJ 5.632%, 10/15/48 (e)	376,065

Principal Amount		Market Value
$946,775	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/15/43 (e)	$959,794
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 6.179%, 02/15/51 (e)	305,833
580,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 6.179%, 02/15/51 (e)	583,105
1,741,944	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,695,074
471,800	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D 3.586%, 02/15/48 (a)	354,793
725,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC16, Class D 3.938%, 08/15/50 (a)	610,809
512,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/15/47	525,152
400,000	Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class C 4.272%, 05/15/48 (e)	383,496
585,000	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class C 4.765%, 11/15/48 (e)	603,258
8,405,565	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA 1.260%, 11/15/48 (e) (h)	583,594
480,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class C 4.692%, 09/15/58 (e)	492,506
4,426,584	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class XA 1.325%, 05/15/48 (e) (h)	283,505
610,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class C 4.638%, 09/15/57 (e)	590,278
558,000	Wells Fargo Commercial Mortgage Trust Series 2016-C32, Class C 4.879%, 01/15/59 (e)	550,996

The accompanying notes are an integral part of these financial statements.

39

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$517,000	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class C 3.896%, 03/15/59	$506,197
5,314,649	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class XA 1.974%, 03/15/59 (e) (h)	590,405
6,312,266	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XA 1.806%, 11/15/49 (e) (h)	666,094
261,171	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	263,654
248,436	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	246,223
754,256	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.139%, 08/15/45 (a) (e) (h)	56,750
1,345,798	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.241%, 11/15/45 (a) (e) (h)	100,566
6,213,078	WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA 1.300%, 08/15/47 (e) (h)	358,428

	Total Collateralized Mortgage and Asset-Backed Securities (Cost $110,359,282)	108,301,074

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 38.2%
	Fannie Mae – 9.9%
326,570	4.000%, 06/01/42 Pool # AB5459	341,609
3,258,124	3.000%, 03/01/45 Pool # AS4645	3,262,140
9,462,059	3.500%, 03/01/46 Pool # BC0281	9,755,570
486,967	3.500%, 12/01/31 Pool # MA0919	509,386
424,605	3.500%, 01/01/32 Pool # MA0949	444,152
83,567	4.500%, 03/01/42 Pool # MA1050	88,068
4,085,295	3.000%, 04/01/45 Pool # MA2248	4,067,854
182,613	4.000%, 09/01/31 Pool # MA3894	194,147
165,793	5.629%, 10/25/36 (e) (h) Series 2007-57, Class SX, REMIC	30,576
269,397	4.809%, 09/25/36 (e) (h) Series 2009-86, Class CI, REMIC	38,211

Principal Amount		Market Value
	Fannie Mae (continued)
$339,867	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	$351,727
194,818	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	208,372
511,691	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	545,625
1,173,726	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	1,203,526
2,038,653	2.750%, 11/25/42 Series 2012-127, Class PA, REMIC	2,030,818
4,312,494	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	4,414,185
1,837,600	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,956,219
6,850,074	2.000%, 08/25/42 Series 2013-5, Class EZ, REMIC	6,079,529
5,409,687	3.000%, 02/25/43 Series 2013-8, Class Z, REMIC	5,205,407
5,388,916	3.000%, 11/25/44 Series 2014-73, Class CZ, REMIC	5,044,770
6,273,984	3.000%, 01/25/45 Series 2015-9, Class HA, REMIC	6,429,678
4,285,951	3.000%, 08/25/42 Series 2015-95, Class AP, REMIC	4,364,888
5,606,236	3.000%, 05/25/46 Series 2016-24, Class NZ, REMIC	5,279,039
757,000	2.702%, 02/25/26 Series 2016-M3, Class A2	752,819

		62,598,315

	Freddie Mac – 5.5%
3,290,360	3.000%, 03/15/44 Series 4316, Class BZ, REMIC	3,094,606
26,951	5.000%, 07/01/35 Gold Pool # G01840	29,739
7,528	5.500%, 12/01/38 Gold Pool # G06172	8,358
5,294,886	3.500%, 02/01/45 Gold Pool # Q31596	5,450,952
139,360	4.000%, 10/01/41 Gold Pool # T60392	145,451
781,936	3.500%, 10/01/42 Gold Pool # T65110	800,435

The accompanying notes are an integral part of these financial statements.

40

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Freddie Mac (continued)
$3,419,986	3.000%, 07/01/45 Pool # G08653	$3,418,983
4,299,044	3.000%, 08/01/45 Pool # G08658	4,297,782
362,053	5.000%, 12/15/34 Series 2909, Class Z, REMIC	397,811
103,913	5.106%, 04/15/37 (e) (h) Series 3301, Class MS, REMIC	14,215
43,684	5.006%, 11/15/37 (e) (h) Series 3382, Class SB, REMIC	4,924
72,366	5.396%, 11/15/37 (e) (h) Series 3384, Class S, REMIC	9,793
147,849	4.526%, 01/15/39 (e) (h) Series 3500, Class SA, REMIC	15,681
174,235	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	189,760
1,075,070	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,121,366
128,349	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	136,366
46,613	4.000%, 06/15/41 Series 3872, Class BA, REMIC	48,198
243,020	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	258,855
431,209	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	457,331
521,298	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	530,837
558,667	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	586,041
903,021	7.871%, 01/15/41 (e) Series 3792, Class SE, REMIC	985,035
2,205,120	4.000%, 03/15/42 Series 4016, Class KZ, REMIC	2,372,138
4,664,925	4.506%, 07/15/42 (e) (h) Series 4075, Class S, REMIC	639,935
3,040,624	2.250%, 03/15/38 Series 4215, Class KC, REMIC	3,067,532
2,639,700	3.000%, 06/15/40 Series 4323, Class GA, REMIC	2,719,128
3,687,942	3.000%, 01/15/41 Series 4511, Class QA, REMIC	3,752,267

		34,553,519

	Ginnie Mae – 0.4%
27,169	26.047%, 03/20/34 (e) Series 2004-35, Class SA	47,691
333,367	6.637%, 08/20/38 (e) (h) Series 2008-69, Class SB	68,393
379,793	4.500%, 05/16/39 Series 2009-32, Class ZE	406,356
423,926	4.500%, 05/20/39 Series 2009-35, Class DZ	459,146
447,066	4.500%, 09/20/39 Series 2009-75, Class GZ	477,699
112,569	5.805%, 03/20/39 (e) (h) Series 2010-98, Class IA	12,948

Principal Amount		Market Value
	Ginnie Mae (continued)
$766,096	4.457%, 06/20/41 (e) (h) Series 2011-89, Class SA	$101,286
3,090,264	5.257%, 10/20/44 (e) (h) Series 2014-156, Class PS	516,323
3,012,464	5.157%, 07/20/43 (e) (h) Series 2014-5, Class PS	427,224

		2,517,066

	U.S. Treasury Bonds – 3.3%
21,600,000	2.750%, 11/15/42	20,849,897

	U.S. Treasury Inflation Index Bonds – 0.9%
3,089,491	0.125%, 07/15/26	3,033,945
2,950,647	1.000%, 02/15/46	3,017,597

		6,051,542

	U.S. Treasury Notes – 18.2%
4,600,000	0.625%, 09/30/17	4,593,712
9,590,000	1.000%, 02/15/18	9,584,006
1,860,000	1.000%, 05/15/18	1,856,985
7,350,000	1.000%, 05/31/18	7,336,939
13,480,000	1.500%, 05/31/20	13,486,053
12,870,000	2.000%, 11/30/20	13,047,966
1,300,000	1.750%, 12/31/20	1,306,170
14,210,000	2.250%, 03/31/21	14,521,398
20,850,000	1.750%, 03/31/22	20,778,318
1,110,000	1.500%, 02/28/23	1,081,361
12,670,000	2.125%, 02/29/24	12,702,423
15,790,000	1.625%, 05/15/26	14,965,036

		115,260,367

	Total U.S. Government and Agency Obligations (Cost $243,078,913)	241,830,706

OTHER MORTGAGE AND ASSET-BACKED SECURITIES – 9.4%
250,000	Adams Mill CLO, Ltd. (Cayman Islands) Series 2014-1A, Class D1 4.658%, 07/15/26 (a) (e)	246,893
250,000	Adams Mill CLO, Ltd. (Cayman Islands) Series 2014-1A, Class E1 6.158%, 07/15/26 (a) (e)	239,215
1,000,000	ALM VII R, Ltd. (Cayman Islands) Series 2013-7RA, Class CR 5.198%, 10/15/28 (a) (e)	1,017,030
500,000	ALM XI, Ltd. (Cayman Islands) Series 2014-11A, Class C 4.658%, 10/17/26 (a) (e)	501,645
1,000,000	ALM XIV, Ltd. (Cayman Islands) Series 2014-14A, Class C 4.622%, 07/28/26 (a) (e)	1,008,606
500,000	ALM XIX, Ltd. (Cayman Islands) Series 2016-19A, Class B 4.158%, 07/15/28 (a) (e)	504,762

The accompanying notes are an integral part of these financial statements.

41

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$500,000	ALM XIX, Ltd. (Cayman Islands) Series 2016-19A, Class C 5.508%, 07/15/28 (a) (e)	$508,992
500,000	Apidos CLO XVI (Cayman Islands) Series 2013-16A, Class B 3.958%, 01/19/25 (a) (e)	500,010
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 6.353%, 07/22/26 (a) (e)	245,484
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 4.858%, 01/16/27 (a) (e)	499,893
500,000	Apidos CLO XXI (Cayman Islands) Series 2015-21A, Class C 4.708%, 07/18/27 (a) (e)	502,047
500,000	ARES XXVI CLO, Ltd. (Cayman Islands) Series 2013-1A, Class D 4.908%, 04/15/25 (a) (e)	501,329
1,000,000	Atrium IX (Cayman Islands) Series 9A, Class DR 4.605%, 05/28/30 (a) (e)	997,610
40,966	AVANT Loans Funding Trust Series 2016-B, Class A 3.920%, 08/15/19 (a)	41,092
500,000	Babson CLO, Ltd. (Cayman Islands) Series 2012-2A, Class CR 4.639%, 05/15/23 (a) (e)	505,665
250,000	Babson CLO, Ltd. (Cayman Islands) Series 2014-3A, Class E2 7.658%, 01/15/26 (a) (e)	251,763
500,000	Babson CLO, Ltd. (Cayman Islands) Series 2015-2A, Class D 4.956%, 07/20/27 (a) (e)	496,691
250,000	Babson CLO, Ltd. (Cayman Islands) Series 2015-IA, Class D1 4.606%, 04/20/27 (a) (e)	250,083
367,783	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (i)	370,053
984,375	Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class B 5.682%, 12/16/41 (a) (i)	1,006,548
250,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2012-1A, Class E 6.656%, 07/20/23 (a) (e)	251,334
1,000,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2013-1A, Class CR 5.306%, 01/20/29 (a) (e)	1,002,469
500,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2015-2A, Class C 3.858%, 07/18/27 (a) (e)	501,957
1,000,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2015-2A, Class D 4.708%, 07/18/27 (a) (e)	1,005,683

Principal Amount		Market Value
$1,000,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2016-2A, Class C 5.152%, 08/20/28 (a) (e)	$1,023,651
250,000	Brookside Mill CLO, Ltd. (Cayman Islands) Series 2013-1A, Class D 4.208%, 04/17/25 (a) (e)	245,500
250,000	Brookside Mill CLO, Ltd. (Cayman Islands) Series 2013-1A, Class E 5.558%, 04/17/25 (a) (e)	231,392
500,000	Canyon Capital CLO, Ltd. (Cayman Islands) Series 2014-1A, Class B 3.820%, 04/30/25 (a) (e)	500,534
2,278,712	Castle Aircraft Securitiz Series 2015-1A, Class A 4.703%, 12/15/40 (a)	2,334,490
250,000	Catamaran CLO, Ltd. (Cayman Islands) Series 2015-1A, Class C1 4.253%, 04/22/27 (a) (e)	250,301
871,400	CLI Funding V LLC Series 2013-2A, Class NOTE 3.220%, 06/18/28 (a)	844,009
2,318,192	Credit Suisse Commercial Mortgage Trust Series 2015-PR2, Class A1 4.250%, 07/26/55 (a) (i)	2,331,762
100,000	Credit-Based Asset Servicing & Securitization LLC Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (i)	101,487
750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) Series 2012-24RA, Class DR 4.739%, 11/15/23 (a) (e)	744,361
250,000	Eaton Vance CDO VIII, Ltd. (Cayman Islands) Series 2006-8A, Class B 1.689%, 08/15/22 (a) (e)	250,091
727,416	ECAF I, Ltd. Series 2015-1A, Class A1 3.473%, 06/15/40 (a)	719,232
842,763	Element Rail Leasing II LLC Series 2016-1A, Class A2 5.047%, 03/19/46 (a)	869,306
250,000	Flatiron CLO, Ltd. (Cayman Islands) Series 2014-1A, Class C 4.458%, 07/17/26 (a) (e)	245,008
499,542	FREMF Mortgage Trust Series 2016-KF22, Class B 6.041%, 07/25/23 (a) (e)	505,306
500,000	Galaxy XVIII CLO, Ltd. (Cayman Islands) Series 2014-18A, Class D1 4.858%, 10/15/26 (a) (e)	500,000

The accompanying notes are an integral part of these financial statements.

42

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$1,000,000	Galaxy XXII CLO, Ltd. (Cayman Islands) Series 2016-22A, Class D 5.608%, 07/16/28 (a) (e)	$1,005,252
996,875	Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1 3.190%, 07/17/29 (a)	975,457
500,000	Goldentree Loan Opportunities X, Ltd. (Cayman Islands) Series 2015-10A, Class D 4.506%, 07/20/27 (a) (e)	496,218
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (e)	126,041
250,000	Halcyon Loan Advisors Funding, Ltd. (Cayman Islands) Series 2013-2A, Class C 3.870%, 08/01/25 (a) (e)	251,566
500,000	LCM XII LP (Cayman Islands) Series 12A, Class DR 4.858%, 10/19/22 (a) (e)	504,437
250,000	LCM XIV LP (Cayman Islands) Series 14A, Class D 4.658%, 07/15/25 (a) (e)	251,264
500,000	LCM XV LP (Cayman Islands) Series 15A, Class C 4.152%, 08/25/24 (a) (e)	500,590
1,000,000	LCM XVIII LP (Cayman Islands) Series 19A, Class D 4.608%, 07/15/27 (a) (e)	984,957
1,000,000	Madison Park Funding IV, Ltd. (Cayman Islands) Series 2007-4A, Class A1B 1.456%, 03/22/21 (a) (e)	984,584
350,000	Madison Park Funding IV, Ltd. (Cayman Islands) Series 2007-4A, Class D 2.586%, 03/22/21 (a) (e)	343,959
500,000	Madison Park Funding XV, Ltd. (Cayman Islands) Series 2014-15A, Class CR 4.620%, 01/27/26 (a) (e)	500,210
750,000	Madison Park Funding, Ltd. (Cayman Islands) Series 2007-6A, Class C 2.167%, 07/26/21 (a) (e)	732,567
500,000	Magnetite IX, Ltd. (Cayman Islands) Series 2014-9A, Class B 4.156%, 07/25/26 (a) (e)	501,097
918,376	Mosaic Solar Loans LLC Series 2017-1A, Class A 4.450%, 06/20/42 (a)	927,156
500,000	MP CLO, VI LTD. (Cayman Islands) Series 2014-2A, Class DR 4.658%, 01/15/27 (a) (e)	500,226
250,000	Nomad CLO, Ltd. (Cayman Islands) Series 2013-1A, Class C 4.658%, 01/15/25 (a) (e)	251,238

Principal Amount		Market Value
$250,000	Nomad CLO, Ltd. (Cayman Islands) Series 2013-1A, Class B 4.108%, 01/15/25 (a) (e)	$251,289
250,000	Octagon Investment Partners XVI, Ltd. (Cayman Islands) Series 2013-1A, Class D 4.508%, 07/17/25 (a) (e)	250,098
250,000	Octagon Investment Partners XVI, Ltd. (Cayman Islands) Series 2013-1A, Class E 5.658%, 07/17/25 (a) (e)	233,301
1,000,000	Octagon Investment Partners XX, Ltd. (Cayman Islands) Series 2014-1A, Class D 4.684%, 08/12/26 (a) (e)	1,000,000
250,000	Octagon Investment Partners XXI, Ltd. (Cayman Islands) Series 2014-1A, Class C 4.686%, 11/14/26 (a) (e)	251,018
250,000	Octagon Investment Partners XXII, Ltd. (Cayman Islands) Series 2014-1A, Class C2 4.653%, 11/25/25 (a) (e)	250,666
250,000	Octagon Investment Partners XXII, Ltd. (Cayman Islands) Series 2014-1A, Class D2 5.733%, 11/25/25 (a) (e)	251,759
250,000	Octagon Investment Partners XXVII, Ltd. (Cayman Islands) Series 2016-1A, Class C 4.158%, 07/15/27 (a) (e)	250,472
500,000	Octagon Investment Partners XXVII, Ltd. (Cayman Islands) Series 2016-1A, Class D 5.908%, 07/15/27 (a) (e)	502,393
500,000	Octagon Investment Partners XXX, Ltd. (Cayman islands) Series 2017-1A, Class C 4.535%, 03/17/30 (a) (e)	497,215
250,000	Octagon Investment Partners XXX, Ltd. (Cayman islands) Series 2017-1A, Class D 7.235%, 03/17/30 (a) (e)	248,813
2,000,000	OneMain Financial Issuance Trust Series 2015-1A, Class A 3.190%, 03/18/26 (a)	2,022,413
701,000	OneMain Financial Issuance Trust Series 2015-2A, Class A 2.570%, 07/18/25 (a)	703,085
1,516,907	SpringCastle America Funding LLC Series 2016-AA, Class A 3.050%, 04/25/29 (a)	1,531,696
2,000,000	Springleaf Funding Trust Series 2015-AA, Class A 3.160%, 11/15/24 (a)	2,022,900
500,000	Symphony CLO XI, Ltd. (Cayman Islands) Series 2013-11A, Class C 4.308%, 01/17/25 (a) (e)	501,474

The accompanying notes are an integral part of these financial statements.

43

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$750,000	Symphony CLO XIV, Ltd. (Cayman Islands) Series 2014-14A, Class D2 4.758%, 07/14/26 (a) (e)	$748,201
1,000,000	TAL Advantage VI LLC Series 2017-1A, Class A 4.500%, 04/21/42 (a)	1,028,288
1,000,000	TCI-Cent CLO, Ltd. (Cayman Islands) Series 2016-1A, Class C 5.124%, 12/21/29 (a) (e)	1,007,877
750,000	TCI-Flatiron CLO, Ltd. (Cayman Islands) Series 2016-1A, Class C 4.208%, 07/17/28 (a) (e)	760,672
1,000,000	TCI-Symphony CLO, Ltd. (Cayman Islands) Series 2016-1A, Class D 4.719%, 10/13/29 (a) (e)	1,001,146
250,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2013-1A, Class C 4.556%, 04/20/25 (a) (e)	250,365
1,000,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2014-1A, Class DR 4.658%, 04/18/26 (a) (e)	1,001,203
1,200,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2014-2A, Class D 5.058%, 07/15/26 (a) (e)	1,204,770
500,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2016-1A, Class C 4.358%, 07/15/28 (a) (e)	503,034
250,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2016-1A, Class D 5.808%, 07/15/28 (a) (e)	252,407
3,714,377	Towd Point Mortgage Trust Series 2015-6, Class A1B 2.750%, 04/25/55 (a) (e)	3,736,622
990,084	Trinity Rail Leasing 2010 Series 2010-1A, Class A 5.194%, 10/16/40 (a)	1,025,409
130,173	Venture VIII CDO, Ltd. (Cayman Islands) Series 2007-8A, Class A1A 1.433%, 07/22/21 (a) (e)	129,436
443,653	Venture XI CLO, Ltd. (Cayman Islands) Series 2012-11A, Class AR 2.336%, 11/14/22 (a) (e)	444,407
1,000,000	Westcott Park CLO, Ltd. (Cayman Islands) Series 2016-1A, Class D 5.506%, 07/20/28 (a) (e)	1,018,500

	Total Other Mortgage and Asset-Backed Securities (Cost $58,520,380)	59,371,032

Principal Amount		Market Value

MUNICIPAL BONDS – 0.1%
	Texas – 0.1%
$380,000	North Texas Municipal Water District Water System Revenue GO 5.000%, 09/01/35	$439,747

	Total Municipal Bond (Cost $432,590)	439,747

FOREIGN GOVERNMENT BONDS AND NOTES – 4.5%
2,500,000	Argentine Republic Government International Bond (Argentina) Senior Unsecured Notes 6.875%, 01/26/27 (b)	2,647,500
2,000,000	Brazilian Government International Bond (Brazil) Senior Unsecured Notes 5.625%, 01/07/41	1,996,600
	Chile Government International Bond (Chile) Senior Unsecured Notes
400,000	3.125%, 03/27/25 (b)	409,000
1,400,000	3.125%, 01/21/26	1,431,500
500,000	Colombia Government International Bond (Colombia) Senior Unsecured Notes 4.500%, 01/28/26	534,375
600,000	Corp Financiera de Desarrollo SA (Peru) Senior Unsecured Notes 4.750%, 07/15/25	644,880
500,000	Costa Rica Government Senior Unsecured Notes 9.995%, 08/01/20	587,935
	Dominican Republic International Bond Senior Unsecured Notes
400,000	5.500%, 01/27/25	416,660
2,800,000	5.950%, 01/25/27 (a)	2,937,172
1,000,000	6.850%, 01/27/45	1,068,750
	Guatemala Government Bond (Guatemala) Senior Unsecured Notes
1,400,000	4.500%, 05/03/26	1,420,090
500,000	4.875%, 02/13/28 (b)	521,260
2,200,000	Korea International Bond (South Korea) Senior Unsecured Notes 2.750%, 01/19/27	2,162,545
	Mexico Government International Bond Senior Unsecured Notes
2,000,000	4.125%, 01/21/26 (b)	2,072,000
2,316,000	4.150%, 03/28/27	2,384,206
400,000	4.750%, 03/08/44	396,600
2,700,000	Panama Government International Bond (Panama) Senior Unsecured Notes 3.875%, 03/17/28 (b)	2,790,990

The accompanying notes are an integral part of these financial statements.

44

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
$1,300,000	Perusahaan Penerbit SBSN Indonesia III (Indonesia) Senior Unsecured Notes 4.150%, 03/29/27 (a)	$1,326,000
1,200,000	Philippine Government International Bond (Philippine) Senior Unsecured Notes 3.700%, 02/02/42	1,195,162
1,000,000	Provincia de Buenos Aires (Argentina) Senior Unsecured Notes 7.875%, 06/15/27 (a)	1,046,430
500,000	Republic of Poland Government International Bond Senior Unsecured Notes 3.250%, 04/06/26	499,487
	The Korea Development Bank (South Korea) Senior Unsecured Notes
200,000	3.000%, 01/13/26	198,636
200,000	2.000%, 09/12/26	182,543

	Total Foreign Government Bonds and Notes (Cost $27,951,557)	28,870,321

Shares
COMMON STOCKS – 0.1%
	Energy – 0.1%
864	Sandridge Energy, Inc.	15,915
3,600	Energy XXI Gulf Coast, Inc.	99,000
2,625	Pacific Exploration and Production Corp. (Canada)	77,359
5,996	Pacific Exploration and Production Corp. (Canada)	180,093

	Total Common Stocks (Cost $448,428)	372,367

WARRANTS – 0.00%#
	Energy – 0.00%
1,106	Energy XXI Gulf Coast, Inc. 12/30/21 (g)	5,945

	Total Warrants (Cost $5,530)	5,945

Principal Amount
SHORT TERM INVESTMENTS – 5.4%
	Repurchase Agreements – 2.3% (j)
$3,499,615	Citigroup Global Markets, Inc., dated 04/28/17, due 05/01/17, 0.820% total to be received $3,499,854 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 05/01/17 - 06/01/53, totaling $3,569,607)	3,499,615

Principal Amount		Market Value
	Repurchase Agreements (continued)
$736,422	Deutsche Bank Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $736,474 (collateralized by various U.S. Government Agency Obligations, 1.375% - 2.500%, 12/31/18 - 09/09/49, totaling $751,151)	$736,422
3,499,615	HSBC Securities USA, Inc., dated 04/28/17, due 05/01/17, 0.780% total to be received $3,499,842 (collateralized by various U.S. Government Agency Obligations, 0.000% - 0.000%, 08/15/27 - 08/15/40, totaling $3,569,613)	3,499,615
3,499,615	Merrill Lynch Pierce Fenner & Smith, Inc., dated 04/28/17, due 05/01/17, 0.810% total to be received $3,499,851 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 09/20/42 - 04/20/45, totaling $3,569,607)	3,499,615
3,499,615	RBC Dominion Securities, Inc., dated 04/28/17, due 05/01/17, 0.810% total to be received $3,499,851 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 07/15/17 - 07/01/55, totaling $3,569,607)	3,499,615

	Total Repurchase Agreements (Cost $14,734,882)	14,734,882

Shares
	Other Investment Companies – 3.1%
1,065,845	DoubleLine Floating Rate Fund (k)	10,573,187
9,145,996	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69% * (l)	9,145,996

	Total Short Term Investments (Cost $34,563,242)	34,454,065

Total Investments – 101.5% (Cost $642,885,638)**		642,456,219

Net Other Assets and Liabilities – (1.5)%		(9,415,363)

Net Assets – 100.0%		$633,040,856

The accompanying notes are an integral part of these financial statements.

45

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	April 30, 2017
Schedule of Investments – continued

*	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
**	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$9,518,118
Gross unrealized depreciation	(9,947,537)

Net unrealized depreciation	$(429,419)

#	Less than 0.05%.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2017, these securities amounted to $135,220,231, or 21.4% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $14,268,090 or 2.3% of net assets.
(c)	Delayed delivery security.
(d)	Security in default.
(e)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2017.
(f)	Zero Coupon Bond.
(g)	Securities with a total aggregate market value of $407,321, or 0.1% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(h)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(i)	Step Coupon. Security becomes interest bearing at a future date.
(j)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
(k)	Affiliated issuer. A summary of this affiliated investment for the six months ended April 30, 2017 is as follows:

Beginning Market Value	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized (Loss)	Ending Market Value
$7,837,407	$4,400,000	$(1,700,000)	$138,009	$(29,383)	$10,573,187

(l)	Some of this security has been pledged as collateral for delayed delivery securities.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LP	Limited Partnership
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s

Rating***
U.S. Government and Agency Obligations	37.6%
Common Stock	0.1%
AAA	3.6%
AA	4.3%
A	9.8%
BBB	17.7%
BB	6.5%
B	3.5%
Lower then B	5.5%
Not Rated	11.4%

100%

***	As a percentage of market value of fixed-income securities.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

The accompanying notes are an integral part of these financial statements.

46

AMG Funds

AMG Managers Lake Partners LASSO Alternatives Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
INVESTMENT COMPANIES – 92.4%
	Long/Short Strategies – 38.8%
343,521	361 Global Long/Short Equity Fund-Class Y	$3,895,529
368,990	Boston Partners Long/Short Equity Fund- Institutional Class *	7,818,908
105	Diamond Hill Long/Short Fund-Class I *	2,739
97,607	FPA Crescent Fund	3,325,475
477,377	MainStay U.S. Equity Opportunities Fund- Class I	4,678,298
280,294	Neuberger Berman US Equity Index Putwrite Strategy Fund-Institutional Class	3,041,187
689,072	Otter Creek Long/Short Opportunity Fund- Institutional Class *	7,924,333

		30,686,469

	Strategic Fixed Income – 14.9%
495,390	Metropolitan West Unconstrained Bond Fund-Class I	5,895,139
535,821	PIMCO Mortgage Opportunities Fund- Institutional Class	5,899,392

		11,794,531

	Managed Futures – 14.9%
173,399	361 Managed Futures Fund-Class I *	1,891,783
476,731	Abbey Capital Futures Strategy Fund- Class I *	5,406,126
435,324	Credit Suisse Managed Futures Strategy Fund-Class I	4,488,189

		11,786,098

Shares		Market Value
	Arbitrage – 14.8%
297,181	Calamos Market Neutral Income Fund-Class I	$3,890,096
366,281	Kellner Merger Fund-Institutional Class	3,893,567
378,915	Touchstone Arbitrage Fund- Institutional class	3,902,828

		11,686,491

	Global Macro – 7.5%
530,981	Western Asset Macro Opportunities Fund-Class IS	5,904,511

	Money Market – 1.5%
1,209,311	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69% **	1,209,311

	Total Investment Companies (Cost $71,544,707)	73,067,411

EXCHANGE TRADED FUND – 6.0%
	Long/Short Strategies – 6.0%
79,760	ProShares Large Cap Core Plus	4,709,030

	Total Exchange Traded Fund (Cost $4,022,344)	4,709,030

Total Investments – 98.4% (Cost $75,567,051)***		77,776,441

Net Other Assets and Liabilities – 1.6%		1,293,408

Net Assets – 100.0%		$79,069,849

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$3,278,837
Gross unrealized depreciation	(1,069,447)

Net unrealized appreciation	$2,209,390

The accompanying notes are an integral part of these financial statements.

47

AMG Funds

AMG River Road Long-Short Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

The chart represents total investments, including short sales in the Fund. Industrials, Materials, Utilities, Telecommunication Services and Exchange Traded Funds are (4.4)%, (1.1)%, (3.5)%, (3.4)%, and (1.8)%, respectively, and are represented in the pie chart by reducing Cash and Net Other Assets and Liabilities to 35.1%.

Shares		Market Value
COMMON STOCKS – 83.3%
	Consumer Discretionary – 29.4%
19,104	Asbury Automotive Group, Inc. (a) *	$1,169,165
61,654	Comcast Corp., Class A (a)	2,416,220
21,888	General Motors Co. (a)	758,200
14,350	L Brands, Inc. (a)	757,824
45,929	Liberty Media Corp-Liberty SiriusXM, Class C (a) *	1,744,843
38,674	Liberty Ventures, Class A (a) *	2,082,595
7,976	Polaris Industries, Inc. (a)	680,034
7,792	Ralph Lauren Corp. (a)	628,970
23,214	Target Corp. (a)	1,296,502

		11,534,353

	Consumer Staples – 6.6%
16,987	CVS Health Corp. (a)	1,400,408
15,200	Nestle SA, Sponsored ADR
	(Switzerland) (a)	1,170,385

		2,570,793

	Energy – 6.0%
39,010	Diamond Offshore Drilling (a) *	562,524
23,426	HollyFrontier Corp. (a)	659,208
22,238	Marathon Petroleum Corp. (a)	1,132,804

		2,354,536

	Financials – 15.1%
14,250	Berkshire Hathaway, Inc., Class B (a) *	2,354,243
26,770	The Blackstone Group LP (a)	825,587
56,202	FNFV Group (a) *	769,967
25,316	Oaktree Capital Group LLC, MLP (a)	1,189,852
14,165	Wells Fargo & Co. (a)	762,644

		5,902,293

Shares		Market Value
	Healthcare – 9.5%
3,268	Allergan PLC (Ireland) (a)	$796,934
11,836	DaVita, Inc. (a) *	816,802
7,439	McKesson Corp. (a)	1,028,739
32,442	Premier, Inc., Class A (a) *	1,096,540

		3,739,015

	Industrials – 2.8%
5,745	WW Grainger, Inc. (a)	1,107,062

	Information Technology – 7.9%
2,589	Alphabet, Inc., Class C (a) *	2,345,530
18,907	Blackhawk Network Holdings, Inc. (a) *	764,788

		3,110,318

	Real Estate – 6.0%
25,615	Alexander & Baldwin, Inc. (a)	1,178,546
21,254	Iron Mountain, Inc., REIT (a)	738,789
14,098	Realogy Holdings Corp. (a)	430,694

		2,348,029

	Total Common Stocks (Cost $30,592,848)	32,666,399

INVESTMENT COMPANY – 66.3%
26,003,208	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69% **	26,003,208

	Total Investment Company (Cost $26,003,208)	26,003,208

Total Investments – 149.6% (Cost $56,596,056)***		58,669,607

SHORT SALES (b) – (32.6)%
	Common Stocks – (30.8)%
	Consumer Discretionary – (7.3)%
(1,924)	Brunswick Corp.	(109,186)
(27,779)	ClubCorp Holdings, Inc.	(373,628)
(5,002)	Cooper Tire & Rubber Co.	(191,577)
(2,525)	Delphi Automotive PLC (Jersey)	(203,010)
(7,715)	Hyatt Hotels Corp, Class A *	(428,183)
(10,822)	La-Z-Boy, Inc.	(301,934)
(17,477)	Michaels Co., Inc. *	(408,263)
(3,843)	Norwegian Cruise Line Holdings, Ltd. (Bermuda) *	(207,253)
(12,641)	Party City Holdco, Inc. *	(202,256)
(19,227)	Regal Entertainment Group, Class A	(424,340)

		(2,849,630)

	Financials – (2.6)%
(18,814)	AmTrust Financial Services, Inc.	(301,965)
(10,609)	Equitable Group, Inc. (Canada)	(283,596)
(11,933)	Genworth MI Canada, Inc. (Canada)	(296,347)
(26,014)	Home Capital Group, Inc. (Canada)	(153,220)

		(1,035,128)

The accompanying notes are an integral part of these financial statements.

48

AMG Funds

AMG River Road Long-Short Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	Healthcare – (1.1)%
(8,927)	Mallinckrodt PLC (Ireland) *	$(418,855)

	Industrials – (7.2)%
(4,668)	American Airlines Group, Inc.	(198,950)
(3,094)	Caterpillar, Inc.	(316,392)
(15,125)	Echo Global Logistics, Inc. *	(283,594)
(8,427)	HNI Corp.	(394,047)
(12,198)	LSC Communications, Inc.	(315,562)
(29,358)	Quad/Graphics, Inc.	(770,941)
(2,233)	Snap-On, Inc.	(374,094)
(7,807)	Swift Transportation Co. *	(191,896)

		(2,845,476)

	Information Technology – (2.3)%
(17,435)	HP, Inc.	(328,127)
(2,379)	International Business Machines Corp.	(381,330)
(3,980)	Netgear, Inc. *	(187,657)

		(897,114)

	Materials – (1.1)%
(5,451)	Ball Corp.	(419,127)

	Real Estate – (2.3)%
(6,029)	Boardwalk Real Estate Investment Trust, REIT (Canada)	(203,388)
(12,630)	Canadian Apartment Properties, REIT (Canada)	(313,379)
(27,199)	Pennsylvania Real Estate Investment Trust, REIT	(376,706)

		(893,473)

	Telecommunication Services – (3.4)%
(18,808)	AT&T, Inc.	(745,361)
(24,231)	Consolidated Communications Holdings, Inc.	(573,548)

		(1,318,909)

	Utilities – (3.5)%
(5,057)	American Water Works Co., Inc.	(403,346)
(7,482)	Consolidated Edison, Inc.	(593,173)
(8,666)	Xcel Energy, Inc.	(390,403)

		(1,386,922)

	Total Common Stocks (Proceeds $12,298,515)	(12,064,634)

	Exchange Traded Funds – (1.8)%
(48,270)	United States Natural Gas Fund LP *	(365,404)
(35,523)	United States Oil Fund LP *	(363,756)

	Total Exchange Traded Fund (Proceeds $745,974)	(729,160)

Total Short Sales – (32.6)% (Proceeds $13,044,489)		(12,793,794)

Net Other Assets and Liabilities – (17.0)%		(6,678,350)

Net Assets – 100.0%		$39,197,463

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$3,017,159
Gross unrealized depreciation	(943,608)

Net unrealized appreciation	$2,073,551

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of April 30, 2017, $30,454,206 in securities was segregated to cover short sales.
(b)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position. These dividends and interest amounts are recorded as an expense of the Fund.

ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

49

AMG Funds

AMG Managers Guardian Capital Global Dividend Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 97.6%
	Australia – 1.4%
37,051	Sydney Airport (a)	$191,364
11,400	Westpac Banking Corp. (a)	298,848

		490,212

	Belgium – 2.3%
6,803	Anheuser-Busch InBev SA/NV,
	Sponsored ADR	770,372

	Canada – 4.7%
5,645	BCE, Inc.	257,014
15,707	Enbridge Income Fund Holdings, Inc.	385,469
8,299	Rogers Communications, Inc., Class B	380,524
5,086	Royal Bank of Canada	348,257
7,340	TELUS Corp.	244,228

		1,615,492

	France – 4.9%
10,893	AXA SA (a)	290,627
4,480	ICADE	332,674
6,126	SCOR SE (a)	242,326
8,300	TOTAL SA (a)	426,066
1,566	Unibail-Rodamco SE (a)	384,519

		1,676,212

	Germany – 4.7%
7,842	BASF SE (a)	763,960
6,484	Daimler AG (a)	483,151
1,859	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (a)	356,406

		1,603,517

	Ireland – 2.1%
2,779	Accenture PLC, Class A	337,093
4,454	Medtronic PLC	370,083

		707,176

Shares		Market Value
	Japan – 1.6%
97,064	Sojitz Corp. (a)	$246,764
2,600	Tokyo Electron, Ltd. (a)	315,623

		562,387

	Netherlands – 1.8%
11,683	Unilever NV	610,320

	New Zealand – 1.6%
212,055	Spark New Zealand, Ltd. (a)	537,399

	Norway – 0.7%
14,333	Statoil ASA, Sponsored ADR	235,491

	Singapore – 1.7%
2,623	Broadcom, Ltd.	579,185

	Spain – 2.8%
6,300	Amadeus IT Group SA (a)	340,007
28,671	Ferrovial SA (a)	609,907

		949,914

	Switzerland – 4.0%
2,461	Chubb, Ltd.	337,772
8,906	Nestle SA (a)	685,945
4,160	Swiss Re AG (a)	361,834

		1,385,551

	United Kingdom – 11.2%
5,437	AstraZeneca PLC (a)	325,620
22,391	BAE Systems PLC (a)	181,860
11,428	British American Tobacco PLC, Sponsored ADR (b)	777,561
14,092	Imperial Brands PLC (a)	690,134
39,909	National Grid PLC (a)	516,753
27,370	Royal Dutch Shell PLC, Class A (a)	710,758
17,147	SSE PLC (a)	308,893
12,650	Vodafone Group PLC, Sponsored ADR	331,304

		3,842,883

	United States – 52.1%
5,770	AbbVie, Inc.	380,474
2,037	Air Products & Chemicals, Inc.	286,199
6,810	Altria Group, Inc.	488,822
1,472	Amgen, Inc.	240,407
4,415	Analog Devices, Inc.	336,423
5,297	Apple, Inc.	760,914
12,538	AT&T, Inc.	496,881
3,253	Automatic Data Processing, Inc.	339,906
29,459	Bank of America Corp.	687,573
4,055	Dr Pepper Snapple Group, Inc.	371,641
3,266	Duke Energy Corp.	269,445
27,309	Energy Transfer Equity LP	509,586
8,906	Enterprise Products Partners LP (b)	243,312
12,111	Great Plains Energy, Inc.	358,364
5,359	Illinois Tool Works, Inc.	740,024
4,279	Intel Corp.	154,686
5,579	Johnson & Johnson	688,839
6,901	JPMorgan Chase & Co.	600,387
1,553	Kimberly-Clark Corp.	201,502

The accompanying notes are an integral part of these financial statements.

50

AMG Funds

AMG Managers Guardian Capital Global Dividend Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	United States (continued)
2,013	Lockheed Martin Corp.	$542,403
2,525	Macquarie Infrastructure Corp.	205,459
3,265	McDonald’s Corp.	456,871
2,677	Merck & Co., Inc.	166,857
9,192	Microsoft Corp.	629,284
6,470	ONEOK, Inc. (b)	340,387
6,666	Paychex, Inc.	395,160
6,231	Pfizer, Inc.	211,356
6,875	PPL Corp.	262,006
3,199	Raytheon Co.	496,517
5,949	Republic Services, Inc.	374,728
7,259	Reynolds American, Inc.	468,206
9,805	Six Flags Entertainment Corp.	613,891
4,408	Starbucks Corp.	264,744
2,100	Stryker Corp.	286,377
6,617	Targa Resources Corp.	364,795
5,552	Texas Instruments, Inc.	439,607
7,188	The Dow Chemical Co.	451,406
1,839	The Home Depot, Inc.	287,068
1,937	The Procter & Gamble Co.	169,158
4,336	The Walt Disney Co.	501,242
7,910	Verizon Communications, Inc.	363,148
4,777	Waste Management, Inc.	347,670
14,190	Wells Fargo & Co.	763,990
4,408	Xilinx, Inc.	278,189

		17,835,904

	Total Common Stocks (Cost $30,788,160)	33,402,015

Principal Amount
SHORT TERM INVESTMENTS – 4.9%
	Repurchase Agreements – 2.8% (c)
$967,374	Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $967,442 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $986,722)	967,374

	Total Repurchase Agreements	967,374

Shares
	Other Investment Company – 2.1%
723,863	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%*	723,863

	Total Short Term Investments (Cost $1,691,237)	1,691,237
Total Investments – 102.5% (Cost $32,479,397)**		35,093,252

Net Other Assets and Liabilities – (2.5)%		(864,988)

Net Assets – 100.0%		$34,228,264

*	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
**	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,773,368
Gross unrealized depreciation	(159,513)

Net unrealized appreciation	$2,613,855

(a)	Securities with a total aggregate market value of $9,268,764, or 27.1% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(b)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $946,741, or 2.8% of net assets.
(c)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
LP	Limited Partnership

The accompanying notes are an integral part of these financial statements.

51

AMG Funds

AMG Managers Pictet International Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 97.0%
	Australia – 3.2%
1,934,518	Computershare, Ltd. (a)	$21,326,235
1,476,000	Oil Search, Ltd. (a)	7,964,414
4,366,149	Primary Health Care, Ltd. (a)	11,070,808
270,317	REA Group, Ltd. (a)	12,414,156

		52,775,613

	Belgium – 5.8%
499,315	Ageas (a)	20,444,909
465,960	Anheuser-Busch InBev SA/NV (a) (c)	52,546,524
645,443	Ontex Group NV (a)	21,535,298

		94,526,731

	Bermuda – 1.2%
479,200	Jardine Strategic Holding, Ltd. (a)	20,249,033

	Cayman Islands – 6.7%
2,667,248	Cheung Kong Property Holdings, Ltd. (a)	19,095,395
3,760,248	CK Hutchison Holdings, Ltd. (a)	46,955,298
721,513	JD.com, Inc., ADR *	25,303,461
8,563,200	MGM China Holdings, Ltd. (a)	19,479,462

		110,833,616

	Denmark – 1.9%
368,363	DSV A/S (a)	20,512,476
672,059	Matas A/S (a)	10,383,323

		30,895,799

	Finland – 2.1%
6,045,159	Nokia OYJ (a)	34,559,289

Shares		Market Value
	France – 11.6%
6,031,878	Bollore SA (a)	$24,543,315
23,921	Bollore SA - New * (b)	95,630
307,896	Danone SA (a)	21,548,408
1,326,554	Elis SA (c)	27,455,313
403,649	Orpea (a)	41,228,956
241,567	Rubis SCA (a)	24,541,243
453,559	Vinci SA (a)	38,660,758
637,704	Vivendi SA (a)	12,649,013

		190,722,636

	Germany – 1.2%
110,820	Linde AG (a)	19,913,111

	Hong Kong – 1.3%
37,064,309	PCCW, Ltd. (a)	20,925,559

	Israel – 1.5%
96,051	Mizrahi Tefahot Bank, Ltd. (a)	1,549,443
716,952	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	22,641,344

		24,190,787

	Italy – 1.5%
2,695,186	Banca Popolare dell’Emilia Romagna SC (a) (c)	14,744,484
956,492	Cerved Information Solutions SpA (a)	10,211,723

		24,956,207

	Japan – 19.7%
350,600	ABC-Mart, Inc. (a)	19,489,740
653,400	Asahi Group Holdings, Ltd. (a)	24,687,879
710,400	Bandai Namco Holdings, Inc. (a)	22,297,037
232,300	cocokara fine, Inc. (a)	10,983,062
534,100	CyberAgent, Inc. (a)	16,594,394
746,100	Fujitec Co., Ltd. (a)	8,842,143
402,300	Hoya Corp. (a)	19,227,039
1,663,000	Inpex Corp. (a)	15,935,581
1,392,200	Japan Tobacco, Inc. (a)	46,326,528
293,600	Miraca Holdings, Inc. (a)	13,536,761
850,400	NGK Spark Plug Co., Ltd. (a)	18,442,967
1,537,000	Rakuten, Inc. (a)	15,745,110
409,400	SoftBank Group Corp. (a)	31,054,104
238,100	Sohgo Security Services Co., Ltd (a)	10,395,044
816,300	Sompo Holdings, Inc. (a)	30,848,400
572,400	Sony Corp. (a)	19,641,530

		324,047,319

	Luxembourg – 1.6%
481,185	Millicom International Cellular SA, SDR (a)	26,365,243

	Netherlands – 5.0%
243,105	ASML Holding NV (a) (c)	32,145,628
206,476	Koninklijke DSM NV (a)	14,775,071
1,312,920	Royal Dutch Shell PLC,
	Class B (a)	34,932,902

		81,853,601

The accompanying notes are an integral part of these financial statements.

52

AMG Funds

AMG Managers Pictet International Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	South Korea – 1.8%
153,719	Hyundai Mobis (a)	$29,978,388

	Spain – 7.0%
5,740,506	Banco Bilbao Vizcaya Argentaria SA (a)	45,990,800
2,603,931	Gestamp Automocion SA *	15,799,106
1,146,632	Grifols SA, ADR	24,893,381
1,402,163	Merlin Properties Socimi SA (a)	16,581,316
2,530,820	Obrascon Huarte Lain SA (a)	11,047,059

		114,311,662

	Sweden – 1.3%
1,764,204	Com Hem Holding AB	21,969,641

	Switzerland – 5.0%
291,254	Cie Financiere Richemont SA (a)	24,336,754
512,166	Nestle SA (a)	39,447,286
1,025,654	UBS Group AG (a)	17,508,777

		81,292,817

	United Kingdom – 17.6%
8,483,823	BBA Aviation PLC (a)	34,224,022
499,671	Dignity PLC	16,134,077
1,691,496	EI Group PLC * (a)	3,063,803
2,450,385	GlaxoSmithKline PLC (a)	49,321,120
2,880,868	Informa PLC (a)	23,953,549
4,258,054	Inmarsat PLC (a)	45,032,831
508,694	LivaNova PLC * (a)	26,808,174
1,239,743	Petrofac, Ltd. (a)	13,065,711
1,057,541	Prudential PLC (a)	23,470,966
23,610	Royal Dutch Shell PLC, Class A (a)	613,116
2,824,995	Saga PLC (a)	7,668,309
3,100,717	Standard Chartered PLC * (a)	28,977,507
4,462,350	William Hill PLC (a)	16,954,485

		289,287,670

	Total Common Stocks (Cost $1,425,241,966)	1,593,654,722

Principal Amount
SHORT TERM INVESTMENTS – 6.4%
	Repurchase Agreements – 4.0% (d)
$15,613,259	Cantor Fitzgerald Securities, Inc., dated 04/28/17, due 05/01/17, 0.840% total to be received $15,614,352 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/30/17 - 03/20/67, totaling $15,925,526)	15,613,259
3,285,510	Citibank N.A. dated 04/28/17, due 05/01/17, 0.800% total to be received $3,285,729 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 04/30/17 - 09/09/49, totaling $3,351,221)	3,285,510

Principal Amount		Market Value
	Repurchase Agreements (continued)
$15,613,259	Daiwa Capital Markets America, dated 04/28/17, due 05/01/17, 0.850% total to be received $15,614,365 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/18/17 - 12/01/51, totaling $15,925,524)	$15,613,259
15,613,259	HSBC Securities USA, Inc., dated 04/28/17, due 05/01/17, 0.780% total to be received $15,614,274 (collateralized by various U.S. Government Agency Obligations, 0.000%, 08/15/27 - 08/15/40, totaling $15,925,549)	15,613,259
15,613,259	Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.830% total to be received $15,614,339 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $15,925,524)	15,613,259

	Total Repurchase Agreements	65,738,546

	Other Investment Company – 2.4%
39,570,522	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	39,570,522

	Total Short Term Investments (Cost $105,309,068)	105,309,068

Total Investments – 103.4% (Cost $1,530,551,034)***		1,698,963,790

Net Other Assets and Liabilities – (3.4)%		(55,742,129)

Net Assets – 100.0%		$1,643,221,661

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$199,060,393
Gross unrealized depreciation	(30,647,637)

Net unrealized appreciation	$168,412,756

(a)	Securities with a total aggregate market value of $1,439,362,769, or 87.6% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

The accompanying notes are an integral part of these financial statements.

53

AMG Funds

AMG Managers Pictet International Fund	April 30, 2017
Schedule of Investments – continued

(b)	These securities have been determined to be illiquid securities. At April 30, 2017, these securities amounted to $95,630, or less than 0.1% of net assets.
(c)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $62,702,224, or 3.8% of net assets.
(d)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
SDR	Sponsored Depositary Receipt

The accompanying notes are an integral part of these financial statements.

54

AMG Funds

AMG Managers Value Partners Asia Dividend Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 81.5%
	China – 37.9%
46,000	Agricultural Bank of China, Ltd., Class H (a)	$21,206
121,000	Belle International Holdings, Ltd.	98,003
26,000	China Communications Construction Co., Ltd., Class H (a)	35,700
493,000	China Construction Bank Corp., Class H (a)	400,150
44,000	China Jinjiang Environment Holding Co., Ltd., Class H	28,658
19,000	China Life Insurance Co., Ltd., Class H (a)	57,803
134,000	China Lilang, Ltd. (a)	84,296
63,000	China Machinery Engineering Corp., Class H (a)	46,960
60,000	China Overseas Land & Investment, Ltd. (a)	174,035
238,000	China Power International Development, Ltd. (a)	88,662
86,000	China Resources Power Holdings Co., Ltd. (a)	154,836
154,000	China Sanjiang Fine Chemicals Co., Ltd. (a)	49,984
94,000	China State Construction International Holdings, Ltd. (a)	170,335
87,963	Chongqing Changan Automobile Co., Ltd., Class B (a)	116,464
65,000	Chongqing Rural Commerical Bank Co., Ltd., Class H (a)	44,641
280,000	CIFI Holdings Group Co., Ltd. (a)	101,088
292,625	Far East Consortium International, Ltd. (a)	139,510
22,000	Haitian International Holdings, Ltd. (a)	53,874
114,000	Hopefluent Group Holdings, Ltd. (a)	34,415
66,500	Intime Retail Group Co., Ltd. (a)	84,128
386,000	Jiangnan Group, Ltd. (a)	49,585
188,000	Longfor Properties Co., Ltd. (a)	325,302
418,000	PetroChina Co., Ltd., Class H (a)	293,679

Shares		Market Value
	China (continued)
32,500	Ping An Ping An Insurance Group Co. of China Ltd., Class H (a)	$182,723
202,000	Qingdao Port International Co., Ltd., Class H (a)	107,535
164,000	SITC International Holdings Co., Ltd. (a)	117,477
106,000	Springland International Holdings, Ltd.	19,079
78,800	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (a)	114,718
57,000	Xtep International Holdings, Ltd. (a)	22,699
68,500	Yangtze Optical Fibre and Cable Joint Stock Co., Ltd., Class H (a)	143,106
37,500	Yangzijiang Shipbuilding Holdings, Ltd. (a)	30,812
513	ZTO Express Cayman, Inc., ADR * (b)	7,146

		3,398,609

	Hong Kong – 13.6%
29,000	BOC Hong Kong Holdings, Ltd. (a)	119,177
12,500	Cheung Kong Property Holdings, Ltd. (a)	89,490
5,000	Chow Sang Sang Holdings International, Ltd. (a)	12,779
9,500	CK Hutchison Holdings, Ltd. (a)	118,629
60,000	Convenience Retail Asia, Ltd.	34,326
1,170,000	CSI Properties, Ltd. (a)	61,628
74,000	EGL Holdings Co., Ltd. (a)	13,021
188,000	Far East Horizon, Ltd. (a)	172,939
159,000	FSE Engineering Holdings, Ltd.	49,877
49,000	Hui Xian Real Estate Investment Trust, REIT (a)	21,940
170,000	Hutchison Telecommunications Hong Kong Holdings, Ltd. (a)	50,240
76,000	Lee & Man Chemical Co., Ltd.	37,129
184,000	Nameson Holdings, Ltd. (a)	37,806
227,049	Oi Wah Pawnshop Credit Holdings, Ltd. (a)	13,281
52,000	Shimao Property Holdings, Ltd. (a)	83,461
249,434	Skyworth Digital Holdings, Ltd. (a)	144,733
48,500	SmarTone Telecommunications Holdings, Ltd. (a)	67,923
144,000	TK Group Holdings, Ltd. (a)	48,111
160,000	Wonderful Sky Financial Group Holdings, Ltd. (a)	43,561

		1,220,051

	Indonesia – 4.8%
130,000	Adhi Karya Persero (a)	22,003
36,800	Bank Negara Indonesia Persero (a)	17,572
430,400	Bank Pan Indonesia * (a)	29,521
27,200	Bank Rakyat Indonesia Persero (a)	26,273
1,233,300	Bekasi Fajar Industrial Estate (a)	27,342
117,400	Indosat *	63,196
76,900	Link Net	31,155
265,700	Media Nusantara Citra (a)	36,343
851,300	Metropolitan Land	20,821
2,704,500	Panin Financial * (a)	47,421
279,100	Perusahaan Gas Negara Persero (a)	50,755

The accompanying notes are an integral part of these financial statements.

55

AMG Funds

AMG Managers Value Partners Asia Dividend Fund	April 30, 2017
Schedule of Investments – continued

Shares		Market Value
	Indonesia (continued)
285,100	Total Bangun Persada	$16,898
156,100	XL Axiata * (a)	37,538

		426,838

	Malaysia – 2.3%
36,500	CB Industrial Product Holding Bhd (a)	17,316
29,116	CIMB Group Holdings (a)	38,477
134,500	Mah Sing Group	46,166
23,100	Tenaga Nasional (a)	74,166
50,600	UOA Development	31,239

		207,364

	Philippines – 0.5%
51,200	EEI Corp.	10,350
22,570	Metropolitan Bank & Trust Co. (a)	38,130

		48,480

	Singapore – 3.8%
40,800	AIMS AMP Capital Industrial, REIT	40,737
62,900	Asian Pay Television Trust	23,185
38,639	CapitaLand Retail China Trust, REIT	43,972
64,082	Croesus Retail Trust, REIT	44,720
7,278	DBS Group Holdings, Ltd. (a)	100,512
103,700	Ezion Holdings, Ltd. * (a)	22,208
259,300	IPS Securex Holdings, Ltd.	25,426
77,300	Viva Industrial Trust, REIT	45,092

		345,852

	South Korea – 9.7%
1,205	Amotech Co., Ltd. * (a)	25,578
96	E-Mart, Inc. (a)	19,391
484	Fila Korea, Ltd. (a)	29,513
2,354	KB Financial Group, Inc. (a)	103,476
5,739	Korea Electric Power Corp. (a)	228,758
8,856	LG Uplus Corp. (a)	112,528
7,330	Macquarie Korea Infrastructure Fund	55,592
908	Maeil Dairy Industry Co., Ltd. (a)	43,116
314	S-1 Corp. (a)	26,924
81	Samsung Electronics Co., Ltd. (a)	158,795
1,693	Sekonix Co., Ltd. (a)	26,246
818	SK Hynix, Inc. (a)	38,751

		868,668

	Taiwan – 6.9%
11,343	Advanced Semiconductor
	Engineering, Inc. (a)	14,216
22,000	Basso Industry Corp. (a)	62,689
86,000	CTBC Financial Holding Co., Ltd. (a)	53,704
13,000	FLEXium Interconnect, Inc. (a)	48,243
28,000	Fubon Financial Holding Co., Ltd. (a)	43,832
22,000	Kerry TJ Logistics Co., Ltd. (a)	30,358
51,000	King Yuan Electronics Co., Ltd. (a)	46,039
500	Largan Precision Co., Ltd. (a)	83,035
5,000	MediaTek, Inc. (a)	35,941
33,000	Taiwan Sakura Corp. (a)	38,348

Shares		Market Value
	Taiwan (continued)
25,000	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	$161,047

		617,452

	Thailand – 1.4%
210,000	AP Thailand PCL	48,193
700	Kang Yong Electric PCL	10,961
95,200	Supalai PCL	67,651

		126,805

	United States – 0.6%
1,551	Yum China Holdings, Inc. *	52,920

	Total Common Stocks (Cost $6,717,576)	7,313,039

PREFERRED STOCK – 7.5%
	South Korea – 7.5%
710	Amorepacific Group	37,625
1,294	LG Corp.	44,976
311	Samsung Electronics Co., Ltd. (a)	478,917
704	Samsung Fire & Marine Insurance Co., Ltd.	111,054

	Total Preferred Stock (Cost $534,319)	672,572

PARTICIPATION NOTES – 0.5%
	China – 0.5%
15,600	Huayu Automotive Systems Co., Ltd.	42,469

	Total Participation Notes (Cost $38,039)	42,469

WARRANTS – 2.4%
	China – 2.4%
10,350	Midea Group Co., Ltd., Expiring 05/08/18 (HSBC Bank)	50,505
33,500	Midea Group Co., Ltd., Expiring 09/23/23 (HSBC Bank)	163,470

		213,975

	Singapore – 0.00%#
18,520	Ezion Holdings, Ltd., Expiring 04/24/20 *	822

	Total Warrants (Cost $142,767)	214,797

EXCHANGE TRADED FUND – 2.4%
	United States – 2.4%
6,800	iShares MSCI India	218,144

	Total Exchange Traded Fund (Cost $189,834)	218,144

The accompanying notes are an integral part of these financial statements.

56

AMG Funds

AMG Managers Value Partners Asia Dividend Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
CORPORATE NOTES AND BONDS – 1.6%
	Singapore – 1.6%
$250,000	Ezion Holdings, Ltd.	$141,104

	Total Corporate Notes and Bonds (Cost $151,398)	141,104

SHORT TERM INVESTMENTS – 2.0%
	Repurchase Agreements – 0.1% (c)
5,378	Nomura Securities International, Inc., dated 04/28/17, due 05/01/17, 0.800% total to be received $5,378 (collateralized by various U.S. Government Agency Obligations, 1.950% - 9.000%, 06/01/18 - 03/20/67, totaling $5,486)	5,378

Shares
	Other Investment Company – 1.9%
178,204	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	178,204

	Total Short Term Investments (Cost $183,582)	183,582

	Total Investments – 97.9% (Cost $7,957,515)***	8,785,707

Net Other Assets and Liabilities – 2.1%		191,752

Net Assets – 100.0%		$8,977,459

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,138,306
Gross unrealized depreciation	(310,114)

Net unrealized appreciation	$828,192

#	Less than 0.05%.

(a)	Securities with a total aggregate market value of $6,839,464, or 76.2% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(b)	Some or all of these securities were out on loan to various brokers as of April 30, 2017, amounting to $5,349, or 0.1% of net assets.
(c)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depository Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

57

AMG Funds

AMG Managers Montag & Caldwell Balanced Fund	April 30, 2017
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value
COMMON STOCKS – 67.1%
	Consumer Discretionary – 8.4%
5,700	Dollar Tree, Inc. *	$471,789
8,100	Starbucks Corp.	486,486
345	The Priceline Group, Inc. *	637,153
4,900	The TJX Cos, Inc.	385,336

		1,980,764

	Consumer Staples – 18.7%
866	Costco Wholesale Corp.	153,732
10,200	Mondelez International, Inc., Class A	459,306
10,000	Monster Beverage Corp. *	453,800
5,000	PepsiCo, Inc.	566,400
5,500	Philip Morris International, Inc.	609,620
7,100	The Coca-Cola Co.	306,365
5,550	The Estee Lauder Cos, Inc., Class A	483,627
6,100	The Kraft Heinz Co.	551,379
5,100	The Procter & Gamble Co.	445,383
4,400	Walgreens Boots Alliance, Inc.	380,776

		4,410,388

	Financials – 4.6%
7,330	Intercontinental Exchange, Inc.	441,266
3,400	S&P Global, Inc.	456,246
4,600	The Charles Schwab Corp.	178,710

		1,076,222

	Healthcare – 13.4%
1,712	Becton Dickinson & Co.	320,093
3,800	Celgene Corp. *	471,390
4,600	Danaher Corp.	383,318
4,800	Edwards Lifesciences Corp. *	526,416
3,800	Medtronic PLC (Ireland)	315,742
3,114	Thermo Fisher Scientific, Inc.	514,838
3,590	UnitedHealth Group, Inc.	627,819

		3,159,616

	Industrials – 3.0%
6,400	Fastenal Co.	285,952
3,300	Honeywell International, Inc.	432,762

		718,714

Shares		Market Value
	Information Technology – 18.5%
708	Alphabet, Inc., Class A *	$654,560
4,000	Apple, Inc.	574,600
5,100	Facebook, Inc., Class A *	766,275
3,700	Fidelity National Information Services, Inc.	311,503
718	FleetCor Technologies, Inc. *	101,339
2,700	MasterCard, Inc., Class A	314,064
11,200	Microsoft Corp.	766,752
6,700	Oracle Corp.	301,232
6,500	Visa, Inc., Class A	592,930

		4,383,255

	Materials – 0.5%
800	Air Products & Chemicals, Inc.	112,400

	Total Common Stocks (Cost $14,143,124)	15,841,359

Principal Amount
CORPORATE NOTES AND BONDS – 19.5%
	Consumer Staples – 2.2%
$250,000	PepsiCo, Inc. Senior Unsecured Notes 5.000%, 06/01/18	259,639
250,000	Wal-Mart Stores, Inc. Senior Unsecured Notes 3.250%, 10/25/20	262,355

		521,994

	Energy – 1.3%
300,000	Chevron Corp. Senior Unsecured Notes 1.718%, 06/24/18	301,065

	Financials – 6.8%
225,000	Berkshire Hathaway, Inc. Senior Unsecured Notes 3.125%, 03/15/26	227,173
200,000	General Electric Co. Senior Unsecured Notes, MTN 4.375%, 09/16/20	215,296
275,000	JPMorgan Chase & Co. Senior Unsecured Notes 4.350%, 08/15/21	295,232
300,000	State Street Corp. Senior Unsecured Notes 2.550%, 08/18/20	306,192
250,000	US Bancorp Subordinated Notes, MTN 2.950%, 07/15/22	253,880
300,000	Wells Fargo & Co. Senior Unsecured Notes, MTN 2.150%, 01/30/20	301,092

		1,598,865

The accompanying notes are an integral part of these financial statements.

58

AMG Funds

AMG Managers Montag & Caldwell Balanced Fund	April 30, 2017
Schedule of Investments – continued

Principal Amount		Market Value
	Healthcare – 2.7%
$150,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	$198,439
250,000	Merck & Co., Inc. Senior Unsecured Notes 2.350%, 02/10/22	252,477
200,000	Pfizer, Inc. Senior Unsecured Notes 1.100%, 05/15/17	200,008

		650,924

	Industrials – 1.3%
300,000	United Parcel Service, Inc. Senior Unsecured Notes 3.125%, 01/15/21	311,184

	Information Technology – 5.2%
300,000	Alphabet, Inc. Senior Unsecured Notes 3.625%, 05/19/21	319,712
300,000	Apple, Inc. Senior Unsecured Notes 1.000%, 05/03/18	299,312
300,000	Oracle Corp. Senior Unsecured Notes 2.500%, 10/15/22	301,121
300,000	QUALCOMM, Inc. Senior Unsecured Notes 2.250%, 05/20/20	302,053

		1,222,198

	Total Corporate Notes and Bonds
	(Cost $4,604,424)	4,606,230

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.9%
	Fannie Mae – 0.1%
7,771	7.500%, 02/01/35 Pool # 787557	8,454
2,701	7.500%, 04/01/35 Pool # 819231	2,834
9,833	6.000%, 11/01/35 Pool # 844078	11,145

		22,433

	Freddie Mac – 1.2%
275,000	1.000%, 09/29/17	275,013
3,606	5.500%, 12/01/20 Gold Pool # G11820	3,773

		278,786

	Ginnie Mae – 0.00%#
3,242	5.500%, 02/15/39 Pool # 698060	3,627

	U.S. Treasury Bonds – 4.5%
200,000	5.375%, 02/15/31	269,832
350,000	3.500%, 02/15/39	390,489
150,000	3.125%, 11/15/41	155,593
250,000	2.750%, 11/15/42	241,318

		1,057,232

Principal Amount		Market Value
	U.S. Treasury Notes – 5.1%
$275,000	1.375%, 09/30/18	$275,682
275,000	1.500%, 01/31/19	276,246
300,000	2.500%, 05/15/24	307,869
350,000	2.125%, 05/15/25	347,956

		1,207,753

	Total U.S. Government and Agency Obligations (Cost $2,595,187)	2,569,831

Shares
INVESTMENT COMPANY – 2.6%
620,335	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.69%**	620,335

	Total Investment Company (Cost $620,335)	620,335

Total Investments – 100.1% (Cost $21,963,070)***		23,637,755

Net Other Assets and Liabilities – (0.1)%		(12,959)

Net Assets – 100.0%		$23,624,796

*	Non-income producing security.
**	Yield shown represents the April 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At April 30, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,785,783
Gross unrealized depreciation	(111,098)

Net unrealized appreciation	$1,674,685

#	Less than 0.05%.

MTN	MediumTerm Note
S&P	Standard& Poor’s

Rating (unaudited)****
Common Stocks	68.8%
U.S. Government and Agency Obligations	11.2%
Aaa	0.9%
Aa	10.3%
A	8.8%

100%

****	As a percentage of market value excluding investment company. Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

The accompanying notes are an integral part of these financial statements.

59

AMG Funds

April 30, 2017
Notes to Schedule of Investments (unaudited)

The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of April 30, 2017 is as follows:

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG Managers Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$7,145,965	$7,145,965	$—	$—

AMG River Road Focused Absolute Value Fund
Assets
Common Stocks*	$18,643,139	$18,643,139	$—	$—
Short-Term Investments
Repurchase Agreements	358,021	—	358,021	—
Other Investment Company*	140,372	140,372	—	—

Total	$19,141,532	$18,783,511	$358,021	$—

AMG Managers Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$1,006,629,569	$1,006,629,569	$—	$—

AMG River Road Dividend All Cap Value Fund
Assets
Common Stocks*	$919,885,158	$919,885,158	$—	$—
Short-Term Investments
Repurchase Agreements	22,612,867	—	22,612,867	—
Other Investment Company*	37,139,790	37,139,790	—	—

Total	$979,637,815	$957,024,948	$22,612,867	$—

AMG River Road Dividend All Cap Value Fund II
Assets
Common Stocks*	$123,216,682	$123,216,682	$—	$—
Short-Term Investments
Repurchase Agreements	1,174,348	—	1,174,348	—
Other Investment Company*	1,251,758	1,251,758	—	—

Total	$125,642,788	$124,468,440	$1,174,348	$—

AMG Managers Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$4,138,469,315	$4,138,469,315	$—	$—

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Assets
Common Stocks*	$8,645,441	$8,645,441	$—	$—
Short-Term Investments
Repurchase Agreements	423,918	—	423,918	—
Other Investment Company*	509,965	509,965	—	—

Total	$9,579,324	$9,155,406	$423,918	$—

AMG Managers LMCG Small Cap Growth Fund
Assets
Common Stocks*	$129,996,173	$129,996,173	$—	$—
Rights	996	—	—	996
Short-Term Investments
Repurchase Agreements	5,755,941	—	5,755,941	—
Other Investment Company*	2,689,117	2,689,117	—	—

Total	$138,442,227	$132,685,290	$5,755,941	$996

AMG River Road Select Value Fund
Assets
Common Stocks*	$40,062,655	$40,062,655	$—	$—
Short-Term Investments
Repurchase Agreements	1,409,152	—	1,409,152	—
Other Investment Company*	869,010	869,010	—	—

Total	$42,340,817	$40,931,665	$1,409,152	$—

60

AMG Funds

April 30, 2017
Notes to Schedule of Investments – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG River Road Small Cap Value Fund
Common Stocks*	$279,752,947	$279,752,947	$—	$—
Short-Term Investments
Repurchase Agreements	5,662,333	—	5,662,333	—
Other Investment Company*	22,458,281	22,458,281	—	—

Total	$307,873,561	$302,211,228	$5,662,333	$—

AMG Managers Silvercrest Small Cap Fund
Common Stocks*	$249,339,883	$249,339,883	$—	$—
Short-Term Investments
Repurchase Agreements	1,765,432	—	1,765,432	—
Other Investment Company*	3,306,765	3,306,765	—	—

Total	$254,412,080	$252,646,648	$1,765,432	$—

AMG GW&K U.S. Small Cap Growth Fund
Assets
Common Stocks*	$36,755,814	$36,755,814	$—	$—
Short-Term Investments
Repurchase Agreements	1,458,663	—	1,458,663	—
Other Investment Company*	721,165	721,165	—	—

Total	$38,935,642	$37,476,979	$1,458,663	$—

AMG Managers DoubleLine Core Plus Bond Fund
Assets
Corporate Notes and Bonds**	$168,810,962	$—	$168,810,962	$—
Collateralized Mortgage and Asset-Backed Securities	108,301,074	—	108,301,074	—
U.S. Government and Agency Obligations**	241,830,706	—	241,830,706	—
Other Mortgage and Asset-Backed Securities	59,371,032	—	59,371,032	—
Municipal Bonds	439,747	—	439,747	—
Foreign Government Notes and Bonds	28,870,321	—	28,870,321	—
Common Stocks*	372,367	372,367	—	—
Warrants	5,945	—	5,945	—
Short-Term Investments
Repurchase Agreements	14,734,882	—	14,734,882	—
Other Investment Companies*	19,719,183	19,719,183	—	—

Total	$642,456,219	$20,091,550	$622,364,669	$—

AMG Managers Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$77,776,441	$77,776,441	$—	$—

AMG River Road Long-Short Fund
Assets
Investments in Securities*	$58,669,607	$58,669,607	$—	$—

Total Assets	58,669,607	58,669,607	—	—

Liabilities
Common Stocks*	(12,064,634)	(12,064,634)	—	—
Exchange Traded Funds	(729,160)	(729,160)	—	—

Total Liabilities	(12,793,794)	(12,793,794)	—	—

Total	$45,875,813	$45,875,813	$—	$—

61

AMG Funds

April 30, 2017
Notes to Schedule of Investments – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG Managers Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$490,212	$—	$490,212	$—
Belgium	770,372	770,372	—	—
Canada	1,615,492	1,615,492	—	—
France	1,676,212	332,674	1,343,538	—
Germany	1,603,517	—	1,603,517	—
Ireland	707,176	707,176	—	—
Japan	562,387	—	562,387	—
Netherlands	610,320	610,320	—	—
New Zealand	537,399	—	537,399	—
Norway	235,491	235,491	—	—
Singapore	579,185	579,185	—	—
Spain	949,914	—	949,914	—
Switzerland	1,385,551	337,772	1,047,779	—
United Kingdom	3,842,883	1,108,865	2,734,018	—
United States	17,835,904	17,835,904	—	—

Total Common Stocks	33,402,015	24,133,251	9,268,764	—
Short-Term Investments
Repurchase Agreements	967,374	—	967,374	—
Other Investment Company*	723,863	723,863	—	—

Total	$35,093,252	$24,857,114	$10,236,138	$—

AMG Managers Pictet International Fund
Assets
Common Stocks
Australia	$52,775,613	$—	$52,775,613	$—
Belgium	94,526,731	—	94,526,731	—
Bermuda	20,249,033	—	20,249,033	—
Cayman Islands	110,833,616	25,303,461	85,530,155	—
Denmark	30,895,799	—	30,895,799	—
Finland	34,559,289	—	34,559,289	—
France	190,722,636	27,550,943	163,171,693	—
Germany	19,913,111	—	19,913,111	—
Hong Kong	20,925,559	—	20,925,559	—
Israel	24,190,787	22,641,344	1,549,443	—
Italy	24,956,207	—	24,956,207	—
Japan	324,047,319	—	324,047,319	—
Luxembourg	26,365,243	—	26,365,243	—
Netherlands	81,853,601	—	81,853,601	—
South Korea	29,978,388	—	29,978,388	—
Spain	114,311,662	40,692,487	73,619,175	—
Sweden	21,969,641	21,969,641	—	—
Switzerland	81,292,817	—	81,292,817	—
United Kingdom	289,287,670	16,134,077	273,153,593	—

Total Common Stocks	1,593,654,722	154,291,953	1,439,362,769	—
Short-Term Investments
Repurchase Agreements	65,738,546	—	65,738,546	—
Other Investment Company*	39,570,522	39,570,522	—	—

Total	$1,698,963,790	$193,862,475	$1,505,101,315	$—

62

AMG Funds

April 30, 2017
Notes to Schedule of Investments – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG Managers Value Partners Asia Dividend Fund
Assets
Common Stocks
China	$3,398,609	$54,883	$3,343,726	$—
Hong Kong	1,220,051	121,332	1,098,719	—
Indonesia	426,838	132,070	294,768	—
Malaysia	207,364	77,405	129,959	—
Philippines	48,480	10,350	38,130	—
Singapore	345,852	223,132	122,720	—
South Korea	868,668	55,592	769,960	43,116
Taiwan	617,452	—	617,452	—
Thailand	126,805	—	126,805	—
United States	52,920	52,920	—	—

Total Common Stocks	7,313,039	727,684	6,542,239	43,116
Corporate Notes and Bonds
Singapore	141,104	—	141,104	—
Preferred Stock
South Korea	672,572	193,655	478,917	—
Participation Notes
China	42,469	—	42,469	—
Warrants
China	213,975	—	213,975	—
Singapore	822	822	—	—
Exchange Traded Fund	218,144	218,144	—	—
Short-Term Investments
Repurchase Agreements	5,378	—	5,378	—
Other Investment Company*	178,204	178,204	—	—

Total	$8,785,707	$1,318,509	$7,467,198	$—

AMG Managers Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$15,841,359	$15,841,359	$—	$—
Corporate Notes and Bonds**	4,606,230	—	4,606,230	—
U.S. Government and Agency Obligations**	2,569,831	—	2,569,831	—
Investment Company*	620,335	620,335	—	—

Total	$23,637,755	$16,461,694	$7,176,061	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the respective Schedule of Investments for industry, sector or country breakout.
**	All corporate notes and bonds and U.S. government and agency obligations held in the Funds are Level 2 securities. For a detailed breakout of the corporate notes and bonds and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Investments.

As of April 30, 2017, transfers between Level 1 and Level 2 are as follows:

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
AMG Managers Guardian Capital Global Dividend Fund	—	$332,674
AMG Managers Pictet International Fund	$52,546,524	49,520,583
AMG Managers Value Partners Asia Dividend Fund	74,166	390,175

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at April 30, 2017:

AMG Managers Value Partners Asia Dividend Funds	Common Stock
Balance as of October 31, 2016	$—
Change in unrealized appreciation (depreciation)	10,539
Transfers In	32,577

Balance as of April 30, 2017	$43,116

Net change in unrealized appreciation (depreciation) of investments still held at April 30, 2017	$10,539

As of April 30, 2017, there were no other Level 3 securities for which significant unobservable inputs or Investment Manager assumptions used in determining fair value except for AMG Managers LMCG Small Cap Growth Fund, which received rights at no cost as a result of a corporate action.

63

AMG Funds

April 30, 2017
Statements of Assets and Liabilities (unaudited)

	AMG Managers Fairpointe Focused Equity Fund	AMG River Road Focused Absolute Value Fund
ASSETS:
Investments at value[1,2]	$7,145,965	$19,141,532
Cash	—	2,403
Receivables:
Dividends, interest and other	1,904	5,547
Fund shares sold	—	91,328
Investments sold	21,919	328,878
Receivable from Affiliate	8,689	5,667
Prepaid expenses	56	96

Total assets	7,178,533	19,575,451

LIABILITIES:
Payables:
Payable upon return of securities loaned	—	358,021
Investments purchased	10,834	328,680
Fund shares redeemed	—	—
Investment advisory and management fees	4,298	9,345
Administration fees	921	2,336
Distribution fees—Class N	206	159
Distribution fees—Class R	—	—
Shareholder servicing fees—Fund level	479	656
Shareholder servicing fees—Class N	66	25
Shareholder servicing fees—Class I	425	598
Shareholder servicing fees—Class R	—	—
Professional fees	14,607	11,946
Custodian fees	2,600	7,900
Transfer agent fees	275	344
Registration fees	15,165	4,498
Trustees fees	123	278
Accrued expenses and other payables	1,100	10,899

Total liabilities	51,099	735,685

NET ASSETS	$7,127,434	$18,839,766

NET ASSETS CONSIST OF:
Paid-in capital	$5,996,568	$16,444,247
Undistributed (distribution in excess of) net investment income	13,371	(2,756)
Accumulated net realized gain (loss) on investments	(153,767)	721,222
Net unrealized appreciation (depreciation) of investments	1,271,262	1,677,053

TOTAL NET ASSETS	$7,127,434	$18,839,766

Class N:
Net Assets	$894,229	$774,738
Shares of beneficial interest outstanding (unlimited authorization)	78,419	66,649
Net asset value, offering and redemption price per share	$11.40	$11.62

Class I:
Net Assets	$6,233,205	$18,065,028
Shares of beneficial interest outstanding (unlimited authorization)	549,199	1,550,577
Net asset value, offering and redemption price per share	$11.35	$11.65

Class R:
Net Assets	$—	$—
Shares of beneficial interest outstanding (unlimited authorization)	—	—
Net asset value, offering and redemption price per share	$—	$—

[1] Investments at cost	$5,874,703	$17,464,479
[2] Includes securities on loan valued at	—	$345,644

The accompanying notes are an integral part of these financial statements.

64

AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II	AMG Managers Fairpointe Mid Cap Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Select Value Fund
$1,006,629,569	$979,637,815	$125,642,788	$4,138,469,315	$9,579,324	$138,442,227	$42,340,817
—	—	—	—	—	4	—
228,658	872,105	100,331	466,310	2,786	2,651	2,095
860,016	4,278,207	225,627	6,923,931	115	329,720	37,515
2,294,104	—	—	19,218,823	—	4,276,810	308,830
5,045	4,145	—	22,034	4,490	14,817	2,443
8,972	6,552	914	51,607	61	1,045	2,782

1,010,026,364	984,798,824	125,969,660	4,165,152,020	9,586,776	143,067,274	42,694,482

—	22,612,867	1,174,348	—	423,918	5,755,941	1,409,152
—	—	—	28,881,104	141,997	1,997,817	285,297
4,441,172	1,257,537	242,925	5,940,884	—	269,432	7,030
545,001	469,275	61,705	2,054,473	5,465	98,742	24,591
124,048	117,319	15,426	508,481	1,093	16,457	4,918
78,031	68,259	750	322,322	913	10,228	1,065
2,287	—	—	—	—	—	—
122,945	96,443	8,150	383,898	813	9,066	2,322
18,727	16,383	180	103,143	183	2,864	256
30,617	30,545	5,991	168,047	182	4,128	1,711
229	—	—	—	—	—	—
11,720	6,809	14,870	—	14,585	12,850	14,415
84,236	45,852	11,100	201,009	4,293	18,690	9,953
92,380	26,321	9,728	165,094	701	12,931	5,627
14,624	2,823	7,587	—	1,288	3,307	—
17,434	15,261	1,933	54,067	126	1,180	556
133,447	52,134	9,657	255,531	1,379	25,299	4,128

5,716,898	24,817,828	1,564,350	39,038,053	596,936	8,238,932	1,771,021

$1,004,309,466	$959,980,996	$124,405,310	$4,126,113,967	$8,989,840	$134,828,342	$40,923,461

$782,601,985	$768,056,036	$103,298,359	$3,081,117,842	$7,386,014	$153,042,788	$31,719,148
(2,104,494)	(3,662,553)	(328,979)	(4,876,547)	(106,164)	(1,287,768)	(109,131)
34,213,615	32,884,158	4,977,027	249,832,352	424,772	(33,113,557)	3,334,057
189,598,360	162,703,355	16,458,903	800,040,320	1,285,218	16,186,879	5,979,387

$1,004,309,466	$959,980,996	$124,405,310	$4,126,113,967	$8,989,840	$134,828,342	$40,923,461

$384,338,419	$333,520,940	$3,628,393	$1,563,339,046	$4,504,684	$50,062,593	$5,274,233
20,065,644	26,679,046	253,733	36,496,713	428,101	3,460,581	666,997
$19.15	$12.50	$14.30	$42.84	$10.52	$14.47	$7.91

$614,839,956	$626,460,056	$120,776,917	$2,562,774,921	$4,485,156	$84,765,749	$35,649,228
32,009,231	50,144,545	8,438,629	58,477,827	424,172	5,777,433	4,434,437
$19.21	$12.49	$14.31	$43.82	$10.57	$14.67	$8.04

$5,131,091	$—	$—	$—	$—	$—	$—
273,955	—	—	—	—	—	—
$18.73	$—	$—	$—	$—	$—	$—

$817,031,209	$816,934,460	$109,183,885	$3,338,428,995	$8,294,106	$122,255,348	$36,361,430
—	$21,904,456	$1,131,073	—	$408,459	$5,585,456	$1,363,682

65

AMG Funds

April 30, 2017
Statements of Assets and Liabilities – continued

	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
ASSETS:
Investments at value[1,2]	$307,873,561	$254,412,080
Affiliated investment at value[3]	—	—
Foreign currency (Cost $1,647,680, $24,367, $569,632 and $274,672, respectively)	—	—
Cash	—	—
Segregated cash	—	—
Receivables:
Dividends, interest and other	12,277	52,865
Fund shares sold	558,921	1,109,909
Investments sold	111,407	1,621,318
Receivable from Affiliate	543	9,743
Prepaid expenses	3,924	1,804

Total assets	308,560,633	257,207,719

LIABILITIES:
Payables:
Payable upon return of securities loaned	5,662,333	1,765,432
Due to Custodian	—	—
Due to broker	—	—
Interest and dividends on securities sold short	—	—
Dividend distribution	—	—
Investments purchased	—	832,019
Fund shares redeemed	403,669	176,240
Investment advisory and management fees	197,594	185,382
Administration fees	37,049	30,897
Distribution fees—Class N	5,774	5,306
Shareholder servicing fees—Fund level	46,785	22,060
Shareholder servicing fees—Class N	2,078	1,486
Shareholder servicing fees—Class I	20,151	12,933
Professional fees	11,516	12,134
Custodian fees	19,734	16,558
Transfer agent fees	8,503	5,567
Registration fees	—	13,747
Trustees fees	4,655	4,157
Accrued expenses and other payables	20,580	16,666
Securities sold short, at value (proceeds $13,044,489)	—	—

Total liabilities	6,440,421	3,100,584

NET ASSETS	$302,120,212	$254,107,135

NET ASSETS CONSIST OF:
Paid-in capital	$211,153,723	$205,804,020
Undistributed (distribution in excess of) net investment income	(4,835)	(75,750)
Accumulated net realized gain (loss) on investments, securities sold short, foreign currency transactions and capital gain distributions received	24,844,656	6,403,432
Net unrealized appreciation (depreciation) of investments, securities sold short and translation of assets and liabilities in foreign currency	66,126,668	41,975,433

TOTAL NET ASSETS	$302,120,212	$254,107,135

Class N:
Net Assets	$28,613,128	$26,238,982
Shares of beneficial interest outstanding (unlimited authorization)	2,047,667	1,460,363
Net asset value, offering and redemption price per share	$13.97	$17.97

Class I:
Net Assets	$273,507,084	$227,868,153
Shares of beneficial interest outstanding (unlimited authorization)	19,315,402	12,588,937
Net asset value, offering and redemption price per share	$14.16	$18.10

Class Z:
Net Assets	$—	$—
Shares of beneficial interest outstanding (unlimited authorization)	—	—
Net asset value, offering and redemption price per share	$—	$—

[1] Investments at cost	$241,746,893	$212,436,647
[2] Includes securities on loan valued at	$5,404,619	$1,560,750
[3] Affiliated investment at cost	—	—

The accompanying notes are an integral part of these financial statements.

66

AMG GW&K U.S. Small Cap Growth Fund	AMG Managers DoubleLine Core Plus Bond Fund	AMG Managers Lake Partners LASSO Alternatives Fund	AMG River Road Long-Short Fund	AMG Managers Guardian Capital Global Dividend Fund	AMG Managers Pictet International Fund	AMG Managers Value Partners Asia Dividend Fund

$38,935,642	$631,883,032	$77,776,441	$58,669,607	$35,093,252	$1,698,963,790	$8,785,707
—	10,573,187	—	—	—	—	—
—	—	—	1,603,038	24,367	569,189	274,365
4,870	—	—	4,121,060	3,112	—	—
—	—	—	2,000,000	—	—	—
10,161	4,226,033	30,536	85,140	105,373	7,397,272	15,422
9,716	3,470,251	20,561	3,076	13,153	3,629,645	—
57,016	1,272,759	3,555,256	804,049	—	4,873,497	30,192
14,344	45,387	6,204	6,830	2,006	7,210	10,918
1,718	4,665	9,066	380	8,736	8,376	56

39,033,467	651,475,314	81,398,064	67,293,180	35,249,999	1,715,448,979	9,116,660

1,458,663	14,734,882	—	—	967,374	65,738,546	5,378
—	5,180	8	—	—	—	10,732
—	—	—	13,394,854	—	—	—
—	—	—	54,403	—	—	—
—	511	—	—	—	—	—
70,876	1,290,024	28,692	1,687,747	303	3,155,965	32,755
67,843	1,602,229	2,164,319	80,027	—	1,447,766	—
21,058	242,412	61,922	27,431	19,487	1,048,666	5,836
4,512	80,804	10,320	4,841	4,176	196,625	1,094
5,743	45,016	5,617	1,529	4	58	—
7,397	62,444	7,385	3,533	28	176,317	—
1,608	14,405	1,348	489	—	16	—
491	28,690	2,780	2,093	—	91,742	—
7,659	18,451	14,126	19,739	16,225	3,191	12,815
16,720	205,817	8,819	13,118	12,545	216,927	55,190
13,876	30,827	15,941	2,768	177	107,448	248
—	11,841	—	4,357	—	—	14,253
—	10,637	857	609	453	27,417	134
21,480	50,288	6,081	4,385	963	16,634	766
—	—	—	12,793,794	—	—	—

1,697,926	18,434,458	2,328,215	28,095,717	1,021,735	72,227,318	139,201

$37,335,541	$633,040,856	$79,069,849	$39,197,463	$34,228,264	$1,643,221,661	$8,977,459

$26,336,704	$640,028,180	$76,559,191	$40,183,278	$31,601,714	$1,441,152,910	$7,933,713
(720,715)	(1,259,808)	(517,802)	(1,123,158)	86,553	5,614,073	(23,860)
2,586,739	(5,298,097)	819,070	(2,141,896)	(71,825)	28,025,596	239,713
9,132,813	(429,419)	2,209,390	2,279,239	2,611,822	168,429,082	827,893

$37,335,541	$633,040,856	$79,069,849	$39,197,463	$34,228,264	$1,643,221,661	$8,977,459

$28,606,767	$204,029,598	$25,240,082	$7,345,146	$18,489	$289,822	$964,114
6,795,555	19,185,511	2,092,604	617,036	1,731	27,589	85,291
$4.21	$10.63	$12.06	$11.90	$10.68	$10.50	$11.30

$8,600,539	$429,011,258	$53,829,767	$31,852,317	$34,209,775	$1,642,931,839	$8,013,345
1,707,623	40,361,725	4,440,426	2,646,369	3,219,209	156,692,471	709,097
$5.04	$10.63	$12.12	$12.04	$10.63	$10.49	$11.30

$128,235	$—	$—	$—	$—	$—	$—
25,469	—	—	—	—	—	—
$5.03	$—	$—	$—	$—	$—	$—

$29,802,829	$632,203,274	$75,567,051	$56,596,056	$32,479,397	$1,530,551,034	$7,957,515
$1,427,367	$14,268,090	—	—	$946,741	$62,702,224	$5,349
—	$10,682,364	—	—	—	—	—

67

AMG Funds

April 30, 2017
Statements of Assets and Liabilities – continued

AMG Managers Montag & Caldwell Balanced Fund

ASSETS:
Investments at value[1]	$23,637,755
Receivables:
Dividends, interest and other	59,627
Fund shares sold	501
Receivable from Affiliate	4,997
Prepaid expenses	169

Total assets	23,703,049

LIABILITIES:
Payables:
Fund shares redeemed	11,733
Investment advisory and management fees	12,499
Administration fees	2,885
Distribution fees—Class N	4,235
Shareholder servicing fees—Fund level	1,712
Shareholder servicing fees—Class N	1,023
Shareholder servicing fees—Class I	131
Professional fees	16,191
Custodian fees	9,024
Transfer agent fees	6,476
Registration fees	7,912
Trustees fees	353
Accrued expenses and other payables	4,079

Total liabilities	78,253

NET ASSETS	$23,624,796

NET ASSETS CONSIST OF:
Paid-in capital	$21,905,029
Undistributed (distribution in excess of) net investment income	(378,743)
Accumulated net realized gain on investments	423,825
Net unrealized appreciation (depreciation) of investments	1,674,685

TOTAL NET ASSETS	$23,624,796

Class N:
Net Assets	$20,924,183
Shares of beneficial interest outstanding (unlimited authorization)	964,221
Net asset value, offering and redemption price per share	$21.70

Class I:
Net Assets	$2,700,613
Shares of beneficial interest outstanding (unlimited authorization)	124,881
Net asset value, offering and redemption price per share	$21.63

[1] Investments at cost	$21,963,070

The accompanying notes are an integral part of these financial statements.

68

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AMG Funds

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2017

	AMG Managers Fairpointe Focused Equity Fund	AMG River Road Focused Absolute Value Fund

INVESTMENT INCOME:
Dividends	$65,330	$99,500
Securities lending income	—	1,704
Foreign taxes withheld	(139)	—

Total investment income	65,191	101,204

EXPENSES:
Investment advisory fees and management fees	28,096	49,053
Administrative fees	6,021	12,263
Distribution fees—Class N	1,184	1,153
Distribution fees—Class R	—	—
Shareholder servicing fees—Class N	379	185
Shareholder servicing fees—Class I	2,832	3,086
Shareholder service fees—Class R	—	—
Transfer agent fees	186	233
Custodian fees	1,530	3,208
Professional fees	11,114	9,175
Registration fees	20,376	12,519
Reports to shareholders	671	2,069
Trustees fees and expenses	321	538
Miscellanous	740	826

Total expenses before offsets/reductions	73,450	94,308

Expense reimbursements	(36,142)	(31,838)
Expense reductions	—	(1,738)
Fees waivers	—	—

Net expenses	37,308	60,732

NET INVESTMENT INCOME (LOSS)	27,883	40,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,541)	804,413
Net change in unrealized appreciation (depreciation) of investments	1,293,983	1,168,859

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,292,442	1,973,272

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,320,325	$2,013,744

The accompanying notes are an integral part of these financial statements.

70

AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II	AMG Managers Fairpointe Mid Cap Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Select Value Fund
$5,105,529	$12,112,956	$1,746,699	$19,363,863	$22,148	$417,371	$246,300
—	88,993	11,122	—	199	6,039	8,812
—	(52,327)	(7,544)	(58,932)	(189)	—	—

5,105,529	12,149,622	1,750,277	19,304,931	22,158	423,410	255,112

3,547,675	2,745,941	374,837	12,024,922	32,226	584,906	160,468
826,275	686,485	93,709	2,975,238	6,445	97,484	29,987
509,430	399,122	4,570	1,921,408	5,424	25,450	6,445
13,529	—	—	—	—	—	—
122,263	95,789	1,097	614,851	1,084	18,248	1,547
206,623	178,805	36,387	971,943	1,064	23,353	10,448
1,353	—	—	—	—	—	—
63,538	15,964	4,740	105,215	489	10,012	4,381
43,620	25,666	5,829	108,757	2,363	9,576	4,827
56,709	38,767	15,749	128,408	11,166	14,837	12,096
58,531	23,140	16,345	39,579	12,642	17,494	13,895
76,582	19,179	3,069	159,798	753	14,681	2,368
58,337	38,035	5,396	165,657	418	5,861	1,861
30,023	18,373	3,045	80,074	787	3,434	1,510

5,614,488	4,285,266	564,773	19,295,850	74,861	825,336	249,833

—	—	—	—	(26,470)	(88,893)	(12,949)
(102,965)	(8,167)	(674)	—	(965)	(8,907)	(3,504)
(33,602)	(24,256)	—	(128,927)	—	—	—

5,477,921	4,252,843	564,099	19,166,923	47,426	727,536	233,380

(372,392)	7,896,779	1,186,178	138,008	(25,268)	(304,126)	21,732

36,490,102	34,805,437	5,005,162	250,331,075	428,908	1,868,093	3,585,521
53,103,436	50,389,277	6,854,737	423,335,698	523,733	19,628,954	4,389,445
89,593,538	85,194,714	11,859,899	673,666,773	952,641	21,497,047	7,974,966

$89,221,146	$93,091,493	$13,046,077	$673,804,781	$927,373	$21,192,921	$7,996,698

71

AMG Funds

Statements of Operations – continued
For the Six Months Ended April 30, 2017

	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
INVESTMENT INCOME:
Dividends	$1,607,802	$1,533,462
Dividends from affiliated securities	—	—
Securities lending income	34,181	1,105
Interest Income	—	—
Foreign taxes withheld	(24,087)	—

Total investment income	1,617,896	1,534,567

EXPENSES:
Investment advisory fees and management fees	1,175,607	1,104,045
Administrative fees	220,427	184,008
Distribution fees—Class N	32,121	30,909
Shareholder servicing fees—Class N	11,564	8,655
Shareholder servicing fees—Class I	120,692	77,216
Transfer agent fees	5,353	3,396
Custodian fees	10,741	9,256
Professional fees	20,137	17,866
Registration fees	14,622	23,051
Interest and dividend expense on securities sold-short	—	—
Amortization of offering costs	—	—
Reports to shareholders	6,673	6,470
Trustees fees and expenses	12,432	9,663
Miscellanous	6,240	4,963
Repayment of prior reimbursement	—	—

Total expenses before offsets/ reductions	1,636,609	1,479,498

Expense reimbursements	—	(37,864)
Expense reductions	(10,645)	(37,507)
Fees waivers	(3,233)	—

Net expenses	1,622,731	1,404,127

NET INVESTMENT INCOME (LOSS)	(4,835)	130,440

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	25,217,421	6,870,302
Net realized loss on securities sold short	—	—
Net realized gain (loss) on foreign currency transactions	—	—
Capital gain distributions received	—	—
Net change in unrealized appreciation (depreciation) of investments	25,701,774	29,306,702
Net change in unrealized appreciation (depreciation) of securities sold short	—	—
Net change in unrealized appreciation (depreciation) of translation of assets and liabilities denominated in foreign currency	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	50,919,195	36,177,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,914,360	$36,307,444

The accompanying notes are an integral part of these financial statements.

72

AMG GW&K U.S. Small Cap Growth Fund	AMG Managers DoubleLine Core Plus Bond Fund	AMG Managers Lake Partners LASSO Alternatives Fund	AMG River Road Long-Short Fund	AMG Managers Guardian Capital Global Dividend Fund	AMG Managers Pictet International Fund	AMG Managers Value Partners Asia Dividend Fund
$110,564	$32,700	$513,330	$299,520	$546,060	$16,402,353	$82,057
—	138,009	—	—	—	—	—
7,105	17,698	—	—	4,355	78,895	38
—	13,128,768	4	7,141	437	(6,474)	3,972
(1,342)	(40,483)	—	(5,682)	(35,983)	(1,135,682)	(8,678)

116,327	13,276,692	513,334	300,979	514,869	15,339,092	77,389

153,124	1,502,315	408,450	209,282	107,575	5,712,934	33,342
29,929	500,772	68,075	33,430	23,052	1,071,175	6,252
37,801	323,555	36,289	10,205	820	258	—
10,584	103,538	8,709	3,266	—	72	—
3,368	163,540	18,521	14,563	—	499,809	—
9,443	13,525	3,297	1,804	119	88,856	158
8,624	106,711	5,194	8,043	7,697	124,320	22,694
15,615	42,599	14,940	15,789	12,898	49,774	9,540
21,412	43,707	16,730	17,940	15,217	61,953	19,264
—	—	—	413,612	—	—	—
—	—	—	—	—	—	7,832
15,356	34,927	4,709	2,503	606	25,428	105
3,100	30,260	4,709	2,060	743	50,589	350
2,946	13,813	3,044	1,574	925	23,923	757
—	—	—	—	—	120,411	—

311,302	2,879,262	592,667	734,071	169,652	7,829,502	100,294

(62,482)	(232,254)	(34,469)	(22,970)	(7,469)	—	(52,365)
(14,889)	—	—	(4,356)	—	—	—
—	(37,263)	—	—	—	(39,277)	—

233,931	2,609,745	558,198	706,745	162,183	7,790,225	47,929

(117,604)	10,666,947	(44,864)	(405,766)	352,686	7,548,867	29,460

2,729,629	(5,150,345)	555,428	2,691,531	247,613	31,918,030	234,484
—	—	—	(1,283,338)	—	—	—
—	—	—	(43,973)	201	(614,878)	5,318
—	—	467,596	—	—	—	—
4,138,875	(1,011,555)	1,507,364	2,402,708	2,624,859	141,498,193	656,818
—	—	—	(53,309)	—	—	—
—	—	—	29,334	(1,464)	129,359	(163)

6,868,504	(6,161,900)	2,530,388	3,742,953	2,871,209	172,930,704	896,457

$6,750,900	$4,505,047	$2,485,524	$3,337,187	$3,223,895	$180,479,571	$925,917

73

AMG Funds

Statements of Operations – continued
For the Six Months Ended April 30, 2017

AMG Managers Montag & Caldwell Balanced Fund
INVESTMENT INCOME:
Dividends	$93,897
Securities lending income	81
Interest Income	80,499

Total investment income	174,477

EXPENSES:
Investment advisory fees and management fees	80,001
Administrative fees	18,462
Distribution fees—Class N	5,090
Shareholder servicing fees—Class N	6,572
Shareholder servicing fees—Class I	813
Transfer agent fees	4,768
Custodian fees	5,479
Professional fees	13,701
Registration fees	18,290
Reports to shareholders	2,539
Trustees fees and expenses	1,367
Miscellanous	1,195

Total expenses before offsets/ reductions	158,277

Expense reimbursements	(17,801)
Expense reductions	(1,989)

Net expenses	138,487

NET INVESTMENT INCOME	35,990

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	470,365
Net change in unrealized appreciation (depreciation) of investments	677,069

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,147,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,183,424

The accompanying notes are an integral part of these financial statements.

74

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AMG Funds

Statements of Changes in Net Assets

	AMG Managers Fairpointe Focused Equity Fund		AMG River Road Focused Absolute Value Fund
	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Period Ended October 31, 2016(a)
NET ASSETS at Beginning of Period	$7,034,740	$6,456,792	$11,800,969	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	27,883	66,906	40,472	62,755
Net realized gain (loss) on investments	(1,541)	(14,597)	804,413	711,183
Net change in unrealized appreciation (depreciation) of investments	1,293,983	297,720	1,168,859	508,194

Net increase (decrease) in net assets from operations	1,320,325	350,029	2,013,744	1,282,132

Distributions to shareholders from:
Net investment income:
Class N	(874)	(21,065)	(7,854)	—
Class I	(68,181)	(46,607)	(112,912)	—
Class R	—	—	—	—
Net realized gain on investments:
Class N	—	—	(66,646)	—
Class I	—	—	(842,368)	—
Class R	—	—	—	—

Total distributions	(69,055)	(67,672)	(1,029,780)	—

Capital share transactions:
Net increase (decrease) from capital share transactions	(1,158,576)	295,591	6,054,833	10,518,837

Total increase (decrease) in net assets	92,694	577,948	7,038,797	11,800,969

NET ASSETS at End of Period	$7,127,434	$7,034,740	$18,839,766	$11,800,969

Undistributed (distributions in excess of)net investment income	$13,371	$54,543	$(2,756)	$77,538

(a)	The commencement of investment operations for the AMG River Road Focused Absolute Value Fund was November 3, 2015.

The accompanying notes are an integral part of these financial statements.

76

AMG Managers Montag & Caldwell Growth Fund		AMG River Road Dividend All Cap Value Fund		AMG River Road Dividend All Cap Value Fund II
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
$1,344,784,586	$2,185,832,613	$850,861,237	$849,977,579	$117,925,990	$124,343,937

(372,392)	6,345,072	7,896,779	17,015,871	1,186,178	2,615,674
36,490,102	114,108,879	34,805,437	59,263,397	5,005,162	4,771,695
53,103,436	(147,303,621)	50,389,277	(25,544,317)	6,854,737	1,173,678

89,221,146	(26,849,670)	93,091,493	50,734,951	13,046,077	8,561,047

(828,374)	(2,341,331)	(3,686,131)	(4,651,630)	(35,936)	(57,390)
(4,913,845)	(5,950,061)	(7,498,821)	(10,931,278)	(1,321,114)	(2,436,119)
(8,072)	(3,417)	—	—	—	—
(39,690,379)	(195,686,596)	(20,724,974)	(19,557,150)	(139,259)	(41,705)
(72,425,486)	(256,099,119)	(38,518,497)	(49,288,884)	(4,633,931)	(1,625,842)
(535,608)	(1,528,281)	—	—	—	—

(118,401,764)	(461,608,805)	(70,428,423)	(84,428,942)	(6,130,240)	(4,161,056)

(311,294,502)	(352,589,552)	86,456,689	34,577,649	(436,517)	(10,817,938)

(340,475,120)	(841,048,027)	109,119,759	883,658	6,479,320	(6,417,947)

$1,004,309,466	$1,344,784,586	$959,980,996	$850,861,237	$124,405,310	$117,925,990

$(2,104,494)	$4,018,189	$(3,662,553)	$(374,380)	$(328,979)	$(158,107)

77

AMG Funds

Statements of Changes in Net Assets – continued

	AMG Managers Fairpointe Mid Cap Fund		AMG Managers Montag & Caldwell Mid Cap Growth Fund
	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
NET ASSETS at Beginning of Period	$3,510,979,748	$4,700,395,942	$8,197,963	$11,053,000

Increase in net assets from operations:
Net investment income (loss)	138,008	22,055,241	(25,268)	(50,872)
Net realized gain (loss) on investments	250,331,075	157,821,250	428,908	629,604
Net change in unrealized appreciation (depreciation) of investments	423,335,698	(27,081,901)	523,733	(611,887)

Net increase (decrease) in net assets from operations	673,804,781	152,794,590	927,373	(33,155)

Distributions to shareholders from:
Net investment income:
Class N	(4,738,011)	(5,351,086)	(12,389)	—
Class I	(13,394,059)	(15,653,440)	(22,879)	—
Net realized gain on investments:
Class N	(61,100,311)	(95,369,480)	(297,569)	(556,661)
Class I	(96,561,948)	(139,128,106)	(291,792)	(693,830)

Total distributions	(175,794,329)	(255,502,112)	(624,629)	(1,250,491)

Capital share transactions:
Net increase (decrease) from capital share transactions	117,123,767	(1,086,708,672)	489,133	(1,571,391)

Total increase (decrease) in net assets	615,134,219	(1,189,416,194)	791,877	(2,855,037)

NET ASSETS at End of Period	$4,126,113,967	$3,510,979,748	$8,989,840	$8,197,963

Undistributed (distributions in excess of) net investment income	$(4,876,547)	$13,117,515	$(106,164)	$(45,628)

The accompanying notes are an integral part of these financial statements.

78

AMG Managers LMCG Small Cap Growth Fund		AMG River Road Select Value Fund		AMG River Road Small Cap Value Fund
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
$111,836,379	$231,382,604	$39,854,402	$97,111,333	$268,518,060	$270,438,198

(304,126)	(1,188,638)	21,732	(124,066)	(4,835)	(219,950)
1,868,093	(34,954,281)	3,585,521	3,630,244	25,217,421	14,928,166
19,628,954	2,727,088	4,389,445	(1,228,248)	25,701,774	3,659,498

21,192,921	(33,415,831)	7,996,698	2,277,930	50,914,360	18,367,714

—	—	(6,217)	—	—	—
—	—	(124,646)	(153,030)	—	—
—	(26,929)	(388,245)	(697,557)	(1,206,779)	(1,286,224)
—	(13,737)	(2,623,776)	(7,272,173)	(13,057,218)	(13,941,244)

—	(40,666)	(3,142,884)	(8,122,760)	(14,263,997)	(15,227,468)

1,799,042	(86,089,728)	(3,784,755)	(51,412,101)	(3,048,211)	(5,060,384)

22,991,963	(119,546,225)	1,069,059	(57,256,931)	33,602,152	(1,920,138)

$134,828,342	$111,836,379	$40,923,461	$39,854,402	$302,120,212	$268,518,060

$(1,287,768)	$(983,642)	$(109,131)	$—	$(4,835)	$—

79

AMG Funds

Statements of Changes in Net Assets – continued

	AMG Managers Silvercrest Small Cap Fund		AMG GW&K U.S. Small Cap Growth Fund
	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
NET ASSETS at Beginning of Period	$202,192,238	$164,463,697	$42,009,081	$548,685,895

Increase (decrease) in net assets from operations:
Net investment income (loss)	130,440	671,845	(117,604)	(892,635)
Net realized gain (loss) on investments,securities sold short, capital gain distributions received and foreign currency transactions	6,870,302	1,621,595	2,729,629	57,625,496
Net change in unrealized appreciation (depreciation) of investments, securities sold short and translation of assets and liabilities denominated in foreign currency	29,306,702	9,200,867	4,138,875	(74,735,996)

Net increase (decrease) in net assets from operations	36,307,444	11,494,307	6,750,900	(18,003,135)

Distributions to shareholders from:
Net investment income:
Class N	—	(50,273)	—	—
Class I	(462,292)	(577,200)	—	—
Net realized gain on investments:
Class N	(172,909)	(734,281)	(44,633)	(58,589,159)
Class I	(1,603,029)	(5,513,361)	(14,009)	(97,356,917)

Total distributions	(2,238,230)	(6,875,115)	(58,642)	(155,946,076)

Capital share transactions:
Net increase (decrease) from capital share transactions	17,845,683	33,109,349	(11,365,798)	(332,727,603)

Total increase (decrease) in net assets	51,914,897	37,728,541	(4,673,540)	(506,676,814)

NET ASSETS at End of Period	$254,107,135	$202,192,238	$37,335,541	$42,009,081

Undistributed (distributions in excess of) net investment income	$(75,750)	$256,102	$(720,715)	$(603,111)

The accompanying notes are an integral part of these financial statements.

80

AMG Managers DoubleLine Core Plus Bond Fund		AMG Managers Lake Partners LASSO Alternatives Fund		AMG River Road Long-Short Fund
Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
$707,216,179	$492,337,589	$102,684,051	$209,739,030	$46,261,507	$77,070,545

10,666,947	19,598,374	(44,864)	637,553	(405,766)	(824,629)
(5,150,345)	7,058,091	1,023,024	679,033	1,364,220	(765,605)
(1,011,555)	7,311,823	1,507,364	(3,892,607)	2,378,733	498,635

4,505,047	33,968,288	2,485,524	(2,576,021)	3,337,187	(1,091,599)

(4,569,287)	(8,449,442)	—	—	—	—
(7,775,430)	(11,766,309)	—	(335,854)	—	—
(566,979)	—	(123,358)	(2,460,419)	—	(688,352)
(780,506)	—	(263,958)	(8,718,084)	—	(1,158,800)

(13,692,202)	(20,215,751)	(387,316)	(11,514,357)	—	(1,847,152)

(64,988,168)	201,126,053	(25,712,410)	(92,964,601)	(10,401,231)	(27,870,287)

(74,175,323)	214,878,590	(23,614,202)	(107,054,979)	(7,064,044)	(30,809,038)

$633,040,856	$707,216,179	$79,069,849	$102,684,051	$39,197,463	$46,261,507

$(1,259,808)	$417,962	$(517,802)	$(472,938)	$(1,123,158)	$(717,392)

81

AMG Funds

Statements of Changes in Net Assets – continued

	AMG Managers Guardian Capital Global Dividend Fund		AMG Managers Pictet International Fund
	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
NET ASSETS at Beginning of Period	$28,983,684	$4,345,783	$1,336,181,126	$50,859,091

Increase (decrease) in net assets from operations:
Net investment income	352,686	122,429	7,548,867	15,997,232
Net realized gain (loss) on investments and foreign currency transactions	247,814	(201,443)	31,303,152	26,038,832
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currency	2,623,395	(226,865)	141,627,552	26,658,010

Net increase (decrease) in net assets from operations	3,223,895	(305,879)	180,479,571	68,694,074

Distributions to shareholders from:
Net investment income:
Class N	(5,076)	(23,942)	(946)	(2,108)
Class I	(287,453)	(95,299)	(19,015,823)	(384,729)
Net realized gain on investments:
Class N	—	—	(2,722)	(7,188)
Class I	—	—	(28,593,440)	(581,130)

Total distributions	(292,529)	(119,241)	(47,612,931)	(975,155)

Capital share transactions:
Net increase (decrease) from capital share transactions	2,313,214	25,063,021	174,173,895	1,217,603,116

Total increase (decrease) in net assets	5,244,580	24,637,901	307,040,535	1,285,322,035

NET ASSETS at End of Period	$34,228,264	$28,983,684	$1,643,221,661	$1,336,181,126

Undistributed (distributions in excess of) net investment income	$86,553	$26,396	$5,614,073	$17,081,975

(a) The commencement of investment operations for the Value Partners Asia Dividend Fund is December 16, 2015.

The accompanying notes are an integral part of these financial statements.

82

AMG Managers Value Partners Asia Dividend Fund		AMG Managers Montag & Caldwell Balanced Fund
Six Months Ended April 30, 2017 (unaudited)	Period Ended October 31, 2016(a)	Six Months Ended April 30, 2017 (unaudited)	Year Ended October 31, 2016
$8,090,881	$—	$28,464,037	$30,124,934

29,460	198,128	35,990	168,860
239,802	271,025	470,365	2,160,564
656,655	171,238	677,069	(1,925,238)

925,917	640,391	1,183,424	404,186

(14,089)	(15,227)	(79,281)	(207,163)
(129,981)	(150,172)	(10,115)	(27,438)
(22,865)	—	(1,915,882)	(1,154,068)
(203,640)	—	(232,384)	(170,597)

(370,575)	(165,399)	(2,237,662)	(1,559,266)

331,236	7,615,889	(3,785,003)	(505,817)

886,578	8,090,881	(4,839,241)	(1,660,897)

$8,977,459	$8,090,881	$23,624,796	$28,464,037

$(23,860)	$90,750	$(378,743)	$(325,337)

83

AMG Funds

Statement of Cash Flows (unaudited)
For the Six Months Ended April 30, 2017

AMG River Road Long-Short Fund
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,337,187
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Purchases of long-term investment securities	(40,412,149)
Proceeds from disposition of long-term investment securities	58,821,394
Proceeds from securities sold short	19,522,060
Purchases to cover securities sold short	(21,989,281)
Proceeds from investment distributions	131,228
Net purchases of short-term securities	(5,728,908)
Net realized gain on investments	(2,691,531)
Net realized loss from securities sold short	1,283,338
Net realized loss from foreign currency transactions	43,973
Net change in unrealized appreciation (depreciation) on investments	(2,402,708)
Net change in unrealized appreciation (depreciation) on securities sold short	53,309
Net change in unrealized appreciation (depreciation) on foreign currency translations of assets and liabilities	(29,334)
Decrease in segregated cash	1,839,023
Decrease in dividends, interest and other receivables	6,909
Increase in receivable from Affiliate	(6,830)
Increase in prepaid expenses	(211)
Increase in due to broker payable	1,972,298
Increase in interest and dividends on securities sold short payable	37,971
Decrease in investment advisory and management fees payable	(21,164)
Decrease in administration fees payable	(954)
Decrease in distribution fees payable	(399)
Decrease in shareholder servicing fees payable	(3,447)
Decrease in professional fees payable	(10,368)
Increase in custodian fees payable	6,731
Decrease in transfer agent fees payable	(2,796)
Decrease in registration fees payable	(15,477)
Decrease in trustees fees payable	(295)
Decrease in accrued expenses and other payables	(1,061)

Net cash provided by operating activities	13,738,508

Effect of exchange rate changes on foreign currency	(14,640)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	6,512,537
Cost of shares repurchased	(16,982,346)

Net cash used in financing activities	(10,469,809)

Net increase in cash	3,254,059
CASH:
Beginning of period	2,470,039

End of period	$5,724,098

The accompanying notes are an integral part of these financial statements.

84

AMG Funds

AMG Managers Fairpointe Focused Equity Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Period Ended 10/31/15(a)
Net Asset Value, Beginning of Period	$9.65		$9.33		$10.00

Income from Investment Operations:
Net investment income (b)	0.02		0.08		0.06
Net realized and unrealized gain (loss) on investments	1.75		0.33		(0.73)

Total from investment operations	1.77		0.41		(0.67)

Less Distributions:
Distributions from and in excess of net investment income	(0.02)		(0.09)		—

Total distributions	(0.02)		(0.09)		—

Net increase (decrease) in net asset value	1.75		0.32		(0.67)

Net Asset Value, End of Period	$11.40		$9.65		$9.33

Total Return (c)	18.30	%(d)	4.43%		(6.70	)%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$894		$546		$2,295
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	2.12	%(e)	2.63%		3.78	%(e)
After expense reimbursement and/or fee waiver	1.15	%(e)	1.15	%(f)	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.52	)%(e)	(0.61)%		(1.93	)%(e)
After expense reimbursement and/or fee waiver	0.45	%(e)	0.87%		0.70	%(e)
Portfolio Turnover	22	%(d)	31%		1	%(d)(g)

(a)	The commencement of investment operations for AMG Managers Fairpointe Focused Equity Fund Class N shares was December 23, 2014.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.82% from 1.15%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

The accompanying notes are an integral part of these financial statements.

85

AMG Funds

AMG Managers Fairpointe Focused Equity Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Period Ended 10/31/15(a)
Net Asset Value, Beginning of Period	$9.67		$9.35		$10.00

Income from Investment Operations:
Net investment income (b)	0.04		0.10		0.08
Net realized and unrealized gain (loss) on investments	1.74		0.32		(0.73)

Total from investment operations	1.78		0.42		(0.65)

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.10)		—

Total distributions	(0.10)		(0.10)		—

Net increase (decrease) in net asset value	1.68		0.32		(0.65)

Net Asset Value, End of Period	$11.35		$9.67		$9.35

Total Return (c)	18.49	%(d)	4.65%		(6.50	)%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,233		$6,489		$4,162
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.79	%(e)	2.51%		3.53	%(e)
After expense reimbursement and/or fee waiver	0.90	%(e)	0.90	%(f)	0.90	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.16	)%(e)	(0.52)%		(1.68	)%(e)
After expense reimbursement and/or fee waiver	0.73	%(e)	1.10%		0.95	%(e)
Portfolio Turnover	22	%(d)	31%		1	%(d)(g)

(a)	The commencement of investment operations for AMG Managers Fairpointe Focused Equity Fund Class I shares was December 23, 2014.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.82% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

The accompanying notes are an integral part of these financial statements.

86

AMG Funds

AMG River Road Focused Absolute Value Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Period Ended 10/31/16(a)
Net Asset Value, Beginning of Period	$10.85		$10.00

Income from Investment Operations:
Net investment income (b)	0.01		0.04
Net realized and unrealized gain on investments	1.58		0.81

Total from investment operations	1.59		0.85

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		—
Distributions from net realized gain on investments	(0.73)		—

Total distributions	(0.82)		—

Net increase in net asset value	0.77		0.85

Net Asset Value, End of Period	$11.62		$10.85

Total Return(c)	14.95	%(d)	8.50	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$775		$489
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.39	%(e)	3.15	%(e)
After expense reimbursement and/or fee waiver	0.98	%(e)(h)	1.12	%(e)(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.18	)%(e)	(1.64	)%(e)
After expense reimbursement and/or fee waiver	0.23	%(e)	0.39	%(e)
Portfolio Turnover	66	%(d)	146	%(d)(g)

(a)	The commencement of investment operations for AMG River Road Focused Absolute Value Fund Class N shares was November 3, 2015.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.71% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Portfolio turnover rate excludes securities delivered from processing a subscription in-kind.
(h)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

87

AMG Funds

AMG River Road Focused Absolute Value Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Period Ended 10/31/16(a)
Net Asset Value, Beginning of Period	$10.88		$10.00

Income from Investment Operations:
Net investment income (b)	0.03		0.08
Net realized and unrealized gain on investments	1.57		0.80

Total from investment operations	1.60		0.88

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		—
Distributions from net realized gain on investments	(0.73)		—

Total distributions	(0.83)		—

Net increase in net asset value	0.77		0.88

Net Asset Value, End of Period	$11.65		$10.88

Total Return(c)	15.05	%(d)	8.80	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$18,065		$11,312
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.14	%(e)	2.90	%(e)
After expense reimbursement and/or fee waiver	0.73	%(e)(h)	0.75	%(e)(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	0.10	%(e)	(1.35	)%(e)
After expense reimbursement and/or fee waiver	0.51	%(e)	0.81	%(e)
Portfolio Turnover	66	%(d)	146	%(d)(g)

(a)	The commencement of investment operations for AMG River Road Focused Absolute Value Fund Class I shares was November 3, 2015.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.71% from 0.75%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Portfolio turnover rate excludes securities delivered from processing a subscription in-kind.
(h)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

88

AMG Funds

AMG Managers Montag & Caldwell Growth Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16	Year Ended 10/13/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$19.56		$26.67	$29.59	$28.68	$25.31	$24.72

Income from Investment Operations:
Net investment income (loss) (a)	(0.02)		0.05	0.07	0.10	0.23	0.15
Net realized and unrealized gain (loss) on investments	1.59		(0.33)	2.06	2.93	5.07	2.45

Total from investment operations	1.57		(0.28)	2.13	3.03	5.30	2.60

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.08)	(0.05)	(0.16)	(0.22)	(0.13)
Distributions from net realized gain on investments	(1.94)		(6.75)	(5.00)	(1.96)	(1.71)	(1.88)

Total distributions	(1.98)		(6.83)	(5.05)	(2.12)	(1.93)	(2.01)

Net increase (decrease) in net asset value	(0.41)		(7.11)	(2.92)	0.91	3.37	0.59

Net Asset Value, End of Period	$19.15		$19.56	$26.67	$29.59	$28.68	$25.31

Total Return (b)	8.84	%(c)	(1.77)%	7.93%	10.98%	22.61%	11.40%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$384,338		$519,008	$835,725	$1,344,317	$2,190,074	$1,908,663
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.17	%(d)	1.12%	1.05%	1.03%	1.04%	1.05%
After expense reimbursement and/or fee waiver	1.15	%(d)(e)	1.12%	1.05%	1.03%	1.04%	1.05%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.25	)%(d)	0.25%	0.28%	0.34%	0.88%	0.60%
After expense reimbursement and/or fee waiver	(0.23	)%(d)	0.25%	0.28%	0.34%	0.88%	0.60%
Portfolio Turnover	25	%(c)	64%	12%	47%	51%	46%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

89

AMG Funds

AMG Managers Montag & Caldwell Growth Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$19.70		$26.82	$29.80	$28.87	$25.46	$24.85

Income from Investment Operations:
Net investment income (a)	0.00	(b)	0.10	0.14	0.17	0.30	0.21
Net realized and unrealized gain (loss) on investments	1.59		(0.31)	2.06	2.96	5.10	2.47

Total from investment operations	1.59		(0.21)	2.20	3.13	5.40	2.68

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.16)	(0.18)	(0.24)	(0.28)	(0.19)
Distributions from net realized gain on investments	(1.95)		(6.75)	(5.00)	(1.96)	(1.71)	(1.88)

Total distributions	(2.08)		(6.91)	(5.18)	(2.20)	(1.99)	(2.07)

Net increase (decrease) in net asset value	(0.49)		(7.12)	(2.98)	0.93	3.41	0.61

Net Asset Value, End of Period	$19.21		$19.70	$26.82	$29.80	$28.87	$25.46

Total Return (c)	8.97	%(d)	(1.51)%	8.21%	11.26%	22.95%	11.67%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$614,840		$820,318	$1,344,231	$2,784,650	$3,035,623	$2,406,145
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	0.92	%(e)	0.87%	0.80%	0.78%	0.79%	0.80%
After expense reimbursement and/or fee waiver	0.90	%(e)(f)	0.87%	0.80%	0.78%	0.79%	0.80%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.01	%(e)	0.50%	0.53%	0.59%	1.13%	0.85%
After expense reimbursement and/or fee waiver	0.03	%(e)	0.50%	0.53%	0.59%	1.13%	0.85%
Portfolio Turnover	25	%(d)	64%	12%	47%	51%	46%

(a)	Per share numbers have been calculated using average shares.
(b)	Less than $0.005 per share.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

90

AMG Funds

AMG Managers Montag & Caldwell Growth Fund – Class R	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$19.14		$26.22		$29.21	$28.33	$25.02	$24.45

Income from Investment Operations:
Net investment income (loss) (a)	(0.05)		(0.00	)(b)	0.01	0.03	0.16	0.09
Net realized and unrealized gain (loss) on investments	1.57		(0.31)		2.01	2.91	5.01	2.43

Total from investment operations	1.52		(0.31)		2.02	2.94	5.17	2.52

Less Distributions:
Distributions from and in excess of net investment income	(0.03)		(0.02)		(0.01)	(0.10)	(0.15)	(0.07)
Distributions from net realized gain on investments	(1.90)		(6.75)		(5.00)	(1.96)	(1.71)	(1.88)

Total distributions	(1.93)		(6.77)		(5.01)	(2.06)	(1.86)	(1.95)

Net increase (decrease) in net asset value	(0.41)		(7.08)		(2.99)	0.88	3.31	0.57

Net Asset Value, End of Period	$18.73		$19.14		$26.22	$29.21	$28.33	$25.02

Total Return (c)	8.72	%(d)	(2.02)%		7.66%	10.74%	22.30%	11.10%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,131		$5,458		$5,877	$7,701	$10,099	$8,771
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.41	%(e)	1.37%		1.30%	1.28%	1.29%	1.30%
After expense reimbursement and/or fee waiver	1.39	%(e)(f)	1.37%		1.30%	1.28%	1.29%	1.30%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.58	)%(e)	(0.02)%		0.03%	0.09%	0.63%	0.35%
After expense reimbursement and/or fee waiver	(0.56	)%(e)	(0.02)%		0.03%	0.09%	0.63%	0.35%
Portfolio Turnover	25	%(d)	64%		12%	47%	51%	46%

(a)	Per share numbers have been calculated using average shares.
(b)	Less than $(0.005) per share.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

91

AMG Funds

AMG River Road Dividend All Cap Value Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$12.18		$12.67		$14.05	$13.99	$11.67	$10.68

Income from Investment Operations:
Net investment income	0.10	(a)	0.24	(a)	0.21	0.42	0.30	0.31 (a)
Net realized and unrealized gain (loss) on investments	1.23		0.65		(0.20)	0.89	2.73	1.05

Total from investment operations	1.33		0.89		0.01	1.31	3.03	1.36

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.22)		(0.22)	(0.44)	(0.27)	(0.30)
Distributions from net realized gain on investments	(0.86)		(1.16)		(1.17)	(0.81)	(0.44)	(0.07)

Total distributions	(1.01)		(1.38)		(1.39)	(1.25)	(0.71)	(0.37)

Net increase (decrease) in net asset value	0.32		(0.49)		(1.38)	0.06	2.32	0.99

Net Asset Value, End of Period	$12.50		$12.18		$12.67	$14.05	$13.99	$11.67

Total Return (b)	10.96	%(c)	7.88%		(0.23)%	9.89%	27.47%	12.96%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$333,521		$295,797		$214,789	$349,937	$449,130	$338,166
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.10	%(d)	1.10%		1.10%	1.09%	1.09%	1.12%
After expense reimbursement and/or fee waiver	1.09	%(d)	1.10	%(e)	1.10%	1.09%	1.09%	1.12%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	1.55	%(d)	2.00%		1.62%	2.96%	2.38%	2.74%
After expense reimbursement and/or fee waiver	1.56	%(d)	2.00%		1.62%	2.96%	2.38%	2.74%
Portfolio Turnover	15	%(c)	47%		27%	32%	35%	28%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.99% from 1.30%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

92

AMG Funds

AMG River Road Dividend All Cap Value Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$12.17		$12.66		$14.04	$13.98	$11.66	$10.67

Income from Investment Operations:
Net investment income	0.11	(a)	0.28	(a)	0.25	0.44	0.34	0.34 (a)
Net realized and unrealized gain (loss) on investments	1.23		0.64		(0.20)	0.90	2.72	1.05

Total from investment operations	1.34		0.92		0.05	1.34	3.06	1.39

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.25)		(0.26)	(0.47)	(0.30)	(0.33)
Distributions from net realized gain on investments	(0.86)		(1.16)		(1.17)	(0.81)	(0.44)	(0.07)

Total distributions	(1.02)		(1.41)		(1.43)	(1.28)	(0.74)	(0.40)

Net increase (decrease) in net asset value	0.32		(0.49)		(1.38)	0.06	2.32	0.99

Net Asset Value, End of Period	$12.49		$12.17		$12.66	$14.04	$13.98	$11.66

Total Return (b)	11.08	%(c)	8.15%		0.02%	10.18%	27.81%	13.25%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$626,460		$555,064		$635,189	$788,322	$779,859	$586,043
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	0.85	%(d)	0.85%		0.85%	0.84%	0.84%	0.87%
After expense reimbursement and/or fee waiver	0.84	%(d)	0.85	%(e)	0.85%	0.84%	0.84%	0.87%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	1.81	%(d)	2.30%		1.87%	3.21%	2.63%	2.99%
After expense reimbursement and/or fee waiver	1.82	%(d)	2.30%		1.87%	3.21%	2.63%	2.99%
Portfolio Turnover	15	%(c)	47%		27%	32%	35%	28%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.99% from 1.05%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

93

AMG Funds

AMG River Road Dividend All Cap Value Fund II – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$13.52		$12.99		$13.69	$12.89	$10.44		$10.00

Income from Investment Operations:
Net investment income	0.12	(b)	0.26	(b)	0.22 (b)	0.36	0.22		0.09	(b)
Net realized and unrealized gain (loss) on investments	1.36		0.71		(0.26)	0.96	2.46		0.41

Total from investment operations	1.48		0.97		(0.04)	1.32	2.68		0.50

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.25)		(0.23)	(0.38)	(0.23)		(0.06)
Distributions from net realized gain on investments	(0.56)		(0.19)		(0.43)	(0.14)	(0.00	)(c)	—

Total distributions	(0.70)		(0.44)		(0.66)	(0.52)	(0.23)		(0.06)

Net increase (decrease) in net asset value	0.78		0.53		(0.70)	0.80	2.45		0.44

Net Asset Value, End of Period	$14.30		$13.52		$12.99	$13.69	$12.89		$10.44

Total Return (d)	10.98	%(e)	7.61%		(0.47)%	10.46%	25.99%		5.09	%(e)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,628		$3,394		$2,930	$7,037	$3,634		$1,049
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.15	%(f)	1.18%		1.15%	1.17%	1.37%		4.99	%(f)
After expense reimbursement and/or fee waiver, or recoupment	1.15	%(f)	1.18	%(g)	1.15%	1.25%	1.30%		1.30	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.65	%(f)	1.99%		1.62%	2.81%	1.68%		(1.24	)%(f)
After expense reimbursement and/or fee waiver, or recoupment	1.65	%(f)	1.99%		1.62%	2.72%	1.76%		2.45	%(f)
Portfolio Turnover	16	%(e)	34%		35%	29%	28%		6	%(e)(h)

(a)	The commencement of investment operations for AMG River Road Dividend All Cap Value Fund II Class N shares was June 26, 2012.
(b)	Per share numbers have been calculated using average shares.
(c)	Less than $(0.005) per share.
(d)	The total return is calculated using the published Net Asset Value.
(e)	Not annualized.
(f)	Annualized.
(g)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.99% from 1.30%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(h)	Portfolio turnover excludes securities received from processing a subscription in-kind.

The accompanying notes are an integral part of these financial statements.

94

AMG Funds

AMG River Road Dividend All Cap Value Fund II – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$13.53		$13.00		$13.69	$12.89	$10.45		$10.00

Income from Investment Operations:
Net investment income	0.14	(b)	0.29	(b)	0.25 (b)	0.39	0.25		0.10	(b)
Net realized and unrealized gain (loss) on investments	1.36		0.71		(0.25)	0.96	2.45		0.42

Total from investment operations	1.50		1.00		—	1.35	2.70		0.52

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.28)		(0.26)	(0.41)	(0.26)		(0.07)
Distributions from net realized gain on investments	(0.56)		(0.19)		(0.43)	(0.14)	(0.00	)(c)	—

Total distributions	(0.72)		(0.47)		(0.69)	(0.55)	(0.26)		(0.07)

Net increase (decrease) in net asset value	0.78		0.53		(0.69)	0.80	2.44		0.45

Net Asset Value, End of Period	$14.31		$13.53		$13.00	$13.69	$12.89		$10.45

Total Return (d)	11.09	%(e)	7.87%		(0.13)%	10.73%	26.30%		5.17	%(e)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$120,777		$114,532		$121,414	$125,660	$86,240		$9,370
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	0.90	%(f)	0.93%		0.90%	0.92%	1.12%		4.74	%(f)
After expense reimbursement and/or fee waiver, or recoupment	0.90	%(f)	0.93	%(g)	0.90%	1.00%	1.05%		1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.91	%(f)	2.24%		1.87%	3.06%	1.93%		(0.99	)%(f)
After expense reimbursement and/or fee waiver, or recoupment	1.91	%(f)	2.24%		1.87%	2.97%	2.01%		2.70	%(f)
Portfolio Turnover	16	%(e)	34%		35%	29%	28%		6	%(e)(h)

(a)	The commencement of investment operations for AMG River Road Dividend All Cap Value Fund II Class I shares was June 26, 2012.
(b)	Per share numbers have been calculated using average shares.
(c)	Less than $(0.005) per share.
(d)	The total return is calculated using the published Net Asset Value.
(e)	Not annualized.
(f)	Annualized.
(g)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.99% from 1.05%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(h)	Portfolio turnover excludes securities received from processing a subscription in-kind.

The accompanying notes are an integral part of these financial statements.

95

AMG Funds

AMG Managers Fairpointe Mid Cap Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$37.48		$37.56	$46.89	$45.40	$32.79	$29.76

Income from Investment Operations:
Net investment income (loss)	(0.03	)(a)	0.16 (a)	0.12	(0.06)	0.17	0.16
Net realized and unrealized gain (loss) on investments	7.23		1.92	(1.83)	5.82	13.48	3.13

Total from investment operations	7.20		2.08	(1.71)	5.76	13.65	3.29

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.11)	(0.04)	—	(0.30)	(0.05)
Distributions from net realized gain on investments	(1.71)		(2.05)	(7.58)	(4.27)	(0.74)	(0.21)

Total distributions	(1.84)		(2.16)	(7.62)	(4.27)	(1.04)	(0.26)

Net increase (decrease) in net asset value	5.36		(0.08)	(9.33)	1.49	12.61	3.03

Net Asset Value, End of Period	$42.84		$37.48	$37.56	$46.89	$45.40	$32.79

Total Return (b)	19.32	%(c)	6.01%	(5.02)%	13.32%	42.88%	11.15%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,563,339		$1,374,982	$1,861,753	$2,432,815	$2,370,432	$1,561,510
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.13	%(d)	1.12%	1.11%	1.10%	1.11%	1.11	%(e)
After expense reimbursement and/or fee waiver	1.12	%(d)	1.12%	1.11%	1.10%	1.11%	1.11	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.14	)%(d)	0.44%	0.27%	(0.12)%	0.42%	0.50%
After expense reimbursement and/or fee waiver	(0.13	)%(d)	0.44%	0.27%	(0.12)%	0.42%	0.50%
Portfolio Turnover	17	%(c)	24%	32%	50%	37%	28	%(f)

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included under the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H in the Notes to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

96

AMG Funds

AMG Managers Fairpointe Mid Cap Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$38.39		$38.44	$47.74	$46.10	$33.28	$30.20

Income from Investment Operations:
Net investment income	0.02	(a)	0.25 (a)	0.23	0.05	0.28	0.24
Net realized and unrealized gain (loss) on investments	7.40		1.98	(1.89)	5.92	13.67	3.18

Total from investment operations	7.42		2.23	(1.66)	5.97	13.95	3.42

Less Distributions:
Distributions from and in excess of net investment income	(0.24)		(0.23)	(0.06)	(0.06)	(0.39)	(0.13)
Distributions from net realized gain on investment	(1.75)		(2.05)	(7.58)	(4.27)	(0.74)	(0.21)

Total distributions	(1.99)		(2.28)	(7.64)	(4.33)	(1.13)	(0.34)

Net increase (decrease) in net asset value	5.43		(0.05)	(9.30)	1.64	12.82	3.08

Net Asset Value, End of Period	$43.82		$38.39	$38.44	$47.74	$46.10	$33.28

Total Return (b)	19.48	%(c)	6.26%	(4.78)%	13.61%	43.23%	11.46%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,562,775		$2,135,998	$2,838,642	$3,531,114	$2,521,876	$1,464,222
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	0.88	%(d)	0.87%	0.86%	0.85%	0.86%	0.86	%(e)
After expense reimbursement and/or fee waiver	0.87	%(d)	0.87%	0.86%	0.85%	0.86%	0.86	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.09	%(d)	0.68%	0.52%	0.13%	0.67%	0.75%
After expense reimbursement and/or fee waiver	0.10	%(d)	0.68%	0.52%	0.13%	0.67%	0.75%
Portfolio Turnover	17	%(c)	24%	32%	50%	37%	28	%(f)

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included under the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H in the Notes to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

The accompanying notes are an integral part of these financial statements.

97

AMG Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$10.19		$11.57		$11.99	$12.77		$10.36	$9.71

Income from Investment Operations:
Net investment loss	(0.04	)(a)	(0.07	)(a)	(0.08)	(0.06	)(a)	(0.07)	(0.07	)(a)
Net realized and unrealized gain on investments	1.17		0.02		0.65	1.20		2.58	0.72

Total from investment operations	1.13		(0.05)		0.57	1.14		2.51	0.65

Less Distributions:
Distributions from net investment income	(0.03)		—		—	—		—	—
Distributions from net realized gain on investments	(0.77)		(1.33)		(0.99)	(1.92)		(0.10)	—

Total distributions	(0.80)		(1.33)		(0.99)	(1.92)		(0.10)	—

Net increase (decrease) in net asset value	0.33		(1.38)		(0.42)	(0.78)		2.41	0.65

Net Asset Value, End of Period	$10.52		$10.19		$11.57	$11.99		$12.77	$10.36

Total Return (b)	11.27	%(c)	(0.60)%		4.81%	9.75%		24.51%	6.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,505		$4,216		$4,890	$7,633		$11,402	$7,369
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.87	%(d)	2.12%		2.10%	2.16%		1.85%	2.50%
After expense reimbursement and/or fee waiver	1.23	%(d)(g)	1.25	%(f)	1.25%	1.25%		1.25%	1.25	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver	(1.35	)%(d)	(1.51)%		(1.46)%	(1.45)%		(1.18)%	(1.88)%
After expense reimbursement and/or fee waiver	(0.71	)%(d)	(0.64)%		(0.60)%	(0.55)%		(0.58)%	(0.63)%
Portfolio Turnover	32	%(c)	39%		58%	33%		74%	37%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective February 29, 2012, the Investment Manager removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.95% from 1.25%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

98

AMG Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$10.25		$11.61		$12.00	$11.36

Income from Investment Operations:
Net investment loss	(0.02	)(b)	(0.04	)(b)	(0.04)	(0.04	)(b)
Net realized and unrealized gain on investments	1.20		0.01		0.64	0.68

Total from investment operations	1.18		(0.03)		0.60	0.64

Less Distributions:
Distributions from net investment income	(0.06)		—		—	—
Distributions from net realized gain on investments	(0.80)		(1.33)		(0.99)	—

Total distributions	(0.86)		(1.33)		(0.99)	—

Net increase (decrease) in net asset value	0.32		(1.36)		(0.39)	0.64

Net Asset Value, End of Period	$10.57		$10.25		$11.61	$12.00

Total Return (c)	11.45	%(d)	(0.41)%		5.08%	5.63	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,485		$3,982		$6,163	$3,867
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.62	%(e)	1.86%		1.85%	2.27	%(e)
After expense reimbursement and/or fee waiver	0.98	%(e)(g)	1.00	%(f)	1.00%	1.00	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver	(1.10	)%(e)	(1.24)%		(1.21)%	(1.95	)%(e)
After expense reimbursement and/or fee waiver	(0.46	)%(e)	(0.38)%		(0.35)%	(0.68	)%(e)
Portfolio Turnover	32	%(d)	39%		58%	33	%(d)

(a)	The commencement of investment operations for AMG Managers Montag & Caldwell Mid Cap Growth Fund Class I shares was May 13, 2014.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.95% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

99

AMG Funds

AMG Managers LMCG Small Cap Growth Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12
Net Asset Value, Beginning of Period	$12.19		$14.47		$14.76	$14.71	$11.42		$9.95

Income from Investment Operations:
Net investment income (loss) (a)	(0.03)		(0.11)		(0.15)	(0.13)	0.00	(b)	(0.12)
Net realized and unrealized gain (loss) on investments	2.31		(2.17)		0.40	2.21	4.18		1.59

Total from investment operations	2.28		(2.28)		0.25	2.08	4.18		1.47

Less Distributions:
Distributions from net realized gain on investments	—		(0.00	)(b)	(0.54)	(2.03)	(0.89)		—

Total distributions	—		(0.00	)(b)	(0.54)	(2.03)	(0.89)		—

Net increase (decrease) in net asset value	2.28		(2.28)		(0.29)	0.05	3.29		1.47

Net Asset Value, End of Period	$14.47		$12.19		$14.47	$14.76	$14.71		$11.42

Total Return (c)	18.70	%(d)	(15.74)%		1.65%	15.18%	39.31%		14.77%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$50,063		$53,816		$154,394	$37,099	$32,045		$5,659
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.34	%(e)	1.51%		1.53%	1.67%	2.03%		2.86%
After expense reimbursement and/or fee waiver	1.18	%(e)(i)	1.35	%(f)	1.35%	1.35%	1.35%		1.35%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.59	)%(e)	(1.00)%		(1.18)%	(1.22)%	(0.66)%		(2.68)%
After expense reimbursement and/or fee waiver	(0.44	)%(e)	(0.84)%		(1.00)%	(0.90)%	0.02%		(1.17)%
Portfolio Turnover	68	%(d)	138%		79%	144%	186	%(g)	168	%(h)

(a)	Per share numbers have been calculated using average shares.
(b)	Less than $0.005 or $(0.005) per share.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.35%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Portfolio turnover rate excludes securities received from the reorganization.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(i)	Includes reduction from brokerage recapture amounting to 0.01%.

The accompanying notes are an integral part of these financial statements.

100

AMG Funds

AMG Managers LMCG Small Cap Growth Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12
Net Asset Value, Beginning of Period	$12.36		$14.64		$14.89	$14.81	$11.46		$9.97

Income from Investment Operations:
Net investment income (loss) (a)	(0.04)		(0.08)		(0.12)	(0.09)	0.04		(0.10)
Net realized and unrealized gain (loss) on investments	2.35		(2.20)		0.41	2.23	4.20		1.59

Total from investment operations	2.31		(2.28)		0.29	2.14	4.24		1.49

Less Distributions:
Distributions from and in excess of net investment income	—		—		—	(0.03)	—		—
Distributions from net realized gain on investments	—		(0.00	)(b)	(0.54)	(2.03)	(0.89)		—

Total distributions	—		(0.00	)(b)	(0.54)	(2.06)	(0.89)		—

Net increase (decrease) in net asset value	2.31		(2.28)		(0.25)	0.08	3.35		1.49

Net Asset Value, End of Period	$14.67		$12.36		$14.64	$14.89	$14.81		$11.46

Total Return (c)	18.77	%(d)	(15.56)%		1.91%	15.51%	39.72%		14.95%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$84,766		$58,020		$76,989	$15,083	$8,496		$755
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.23	%(e)	1.25%		1.28%	1.42%	1.78%		2.61%
After expense reimbursement and/or fee waiver	1.08	%(e)(i)	1.10	%(f)	1.10%	1.10%	1.10%		1.10%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.64	)%(e)	(0.74)%		(0.93)%	(0.97)%	(0.41)%		(2.43)%
After expense reimbursement and/or fee waiver	(0.49	)%(e)	(0.59)%		(0.75)%	(0.65)%	0.27%		(0.92)%
Portfolio Turnover	68	%(d)	138%		79%	144%	186	%(g)	168	%(h)

(a)	Per share numbers have been calculated using average shares.
(b)	Less than $0.005 or $(0.005) per share.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.10%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Portfolio turnover rate excludes securities received from the reorganization.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(i)	Includes reduction from brokerage recapture amounting to 0.01%.

The accompanying notes are an integral part of these financial statements.

101

AMG Funds

AMG River Road Select Value Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$7.04		$7.63		$8.77	$10.28	$8.50	$9.54

Income from Investment Operations:
Net investment income (loss) (a)	(0.00	)(b)	(0.04)		(0.04)	(0.03)	0.07	0.01
Net realized and unrealized gain on investments	1.46		0.56		0.33	0.03	2.34	1.01

Total from investment operations	1.46		0.52		0.29	—	2.41	1.02

Less Distributions:
Distributions from net investment income	(0.01)		—		—	(0.02)	(0.12)	—
Distributions from net realized gain on investments	(0.58)		(1.11)		(1.43)	(1.49)	(0.51)	(2.06)

Total distributions	(0.59)		(1.11)		(1.43)	(1.51)	(0.63)	(2.06)

Net increase (decrease) in net asset value	0.87		(0.59)		(1.14)	(1.51)	1.78	(1.04)

Net Asset Value, End of Period	$7.91		$7.04		$7.63	$8.77	$10.28	$8.50

Total Return (c)	21.27	%(d)	8.55%		3.26%	(0.23)%	30.44%	12.87%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,274		$4,942		$5,038	$8,388	$19,099	$6,270
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.47	%(e)	1.62%		1.49%	1.45%	1.46%	1.43	%(f)
After expense reimbursement and/or fee waiver, or recoupment	1.38	%(e)(h)	1.50	%(g)	1.49%	1.45%	1.46%	1.43	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	(0.19	)%(e)	(0.65)%		(0.52)%	(0.36)%	0.78%	0.07%
After expense reimbursement and/or fee waiver, or recoupment	(0.10	)%(e)	(0.52)%		(0.52)%	(0.36)%	0.78%	0.07%
Portfolio Turnover	28	%(d)	65%		59%	64%	71%	39%

(a)	Per share numbers have been calculated using average shares.
(b)	Less than $0.005 or $(0.005) per share.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included under the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H in the Notes to the Financial Statements.
(g)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.19% from 1.50%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(h)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

102

AMG Funds

AMG River Road Select Value Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$7.16		$7.76		$8.88	$10.38	$8.58	$9.59

Income from Investment Operations:
Net investment income (loss) (a)	0.01		(0.02)		(0.02)	(0.01)	0.10	0.03
Net realized and unrealized gain on investments	1.49		0.55		0.33	0.04	2.36	1.02

Total from investment operations	1.50		0.53		0.31	0.03	2.46	1.05

Less Distributions:
Distributions from net investment income	(0.03)		(0.02)		—	(0.04)	(0.15)	—
Distributions from net realized gain on investments	(0.59)		(1.11)		(1.43)	(1.49)	(0.51)	(2.06)

Total distributions	(0.62)		(1.13)		(1.43)	(1.53)	(0.66)	(2.06)

Net increase (decrease) in net asset value	0.88		(0.60)		(1.12)	(1.50)	1.80	(1.01)

Net Asset Value, End of Period	$8.04		$7.16		$7.76	$8.88	$10.38	$8.58

Total Return (b)	21.49	%(c)	8.64%		3.60%	0.00%	30.74%	13.18%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$35,649		$34,913		$92,073	$176,166	$198,220	$156,510
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.22	%(d)	1.38%		1.24%	1.20%	1.21%	1.18	%(e)
After expense reimbursement and/or fee waiver, or recoupment	1.13	%(d)(g)	1.25	%(f)	1.24%	1.20%	1.21%	1.18	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	0.06	%(d)	(0.37)%		(0.27)%	(0.11)%	1.03%	0.32%
After expense reimbursement and/or fee waiver, or recoupment	0.14	%(d)	(0.24)%		(0.27)%	(0.11)%	1.03%	0.32%
Portfolio Turnover	28	%(c)	65%		59%	64%	71%	39%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included under the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H in the Notes to the Financial Statements.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.19% from 1.25%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

103

AMG Funds

AMG River Road Small Cap Value Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$12.29		$12.20		$13.53		$17.05		$13.56	$12.20

Income from Investment Operations:
Net investment income (loss)	(0.02	)(a)	(0.04	)(a)	(0.06	)(a)	(0.04	)(a)	0.16	0.03 (a)
Net realized and unrealized gain on investments	2.36		0.85		0.72		0.14		3.98	1.33

Total from investment operations	2.34		0.81		0.66		0.10		4.14	1.36

Less Distributions:
Distributions from and in excess of net investment income	—		—		—		(0.04)		(0.22)	—
Distributions from net realized gain on investments	(0.66)		(0.72)		(1.99)		(3.58)		(0.43)	—

Total distributions	(0.66)		(0.72)		(1.99)		(3.62)		(0.65)	—

Net increase (decrease) in net asset value	1.68		0.09		(1.33)		(3.52)		3.49	1.36

Net Asset Value, End of Period	$13.97		$12.29		$12.20		$13.53		$17.05	$13.56

Total Return (b)	19.25	%(c)	7.22%		5.15%		(0.05)%		31.98%	11.15%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$28,613		$21,765		$25,246		$49,049		$56,793	$49,154
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.34	%(d)	1.34%		1.34%		1.33%		1.34%	1.37%
After expense reimbursement and/or fee waiver	1.33	%(d)(e)	1.34%		1.34%		1.33%		1.34%	1.37%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.28	)%(d)	(0.32)%		(0.45)%		(0.26)%		1.03%	0.22%
After expense reimbursement and/or fee waiver	(0.27	)%(d)	(0.31)%		(0.45)%		(0.26)%		1.03%	0.22%
Portfolio Turnover	25	%(c)	57%		61%		66%		56%	27%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes reduction of brokerage recapture amounting to 0.01%.

The accompanying notes are an integral part of these financial statements.

104

AMG Funds

AMG River Road Small Cap Value Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15		Year Ended 10/31/14		Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$12.44		$12.31		$13.60		$17.13		$13.62	$12.22

Income from Investment Operations:
Net investment income (loss)	0.00	(a)(b)	(0.01	)(a)	(0.03	)(a)	(0.00	)(a)(b)	0.19	0.06 (a)
Net realized and unrealized gain on investments	2.39		0.86		0.73		0.13		4.01	1.34

Total from investment operations	2.39		0.85		0.70		0.13		4.20	1.40

Less Distributions:
Distributions from and in excess of net investment income	—		—		—		(0.08)		(0.26)	—
Distributions from net realized gain on investments	(0.67)		(0.72)		(1.99)		(3.58)		(0.43)	—

Total distributions	(0.67)		(0.72)		(1.99)		(3.66)		(0.69)	—

Net increase (decrease) in net asset value	1.72		0.13		(1.29)		(3.53)		3.51	1.40

Net Asset Value, End of Period	$14.16		$12.44		$12.31		$13.60		$17.13	$13.62

Total Return (c)	19.42	%(d)	7.50%		5.45%		0.16%		32.36%	11.46%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$273,507		$246,753		$245,192		$250,173		$252,804	$240,075
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.09	%(e)	1.09%		1.09%		1.08%		1.09%	1.12%
After expense reimbursement and/or fee waiver	1.08	%(e)(f)	1.09%		1.09%		1.08%		1.09%	1.12%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	0.01	%(e)	(0.07)%		(0.20)%		(0.01)%		1.28%	0.47%
After expense reimbursement and/or fee waiver	0.02	%(e)	(0.06)%		(0.20)%		(0.01)%		1.28%	0.47%
Portfolio Turnover	25	%(d)	57%		61%		66%		56%	27%

(a)	Per share numbers have been calculated using average shares.
(b)	Less than $0.005 or $(0.005) per share.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Includes reduction from brokerage recapture amounting to 0.01%.

The accompanying notes are an integral part of these financial statements.

105

AMG Funds

AMG Managers Silvercrest Small Cap Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14		Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$15.43		$15.20		$15.20	$14.54		$10.90	$10.00

Income from Investment Operations:
Net investment income (loss)	(0.01	)(b)	0.02	(b)	0.01 (b)	0.01		0.01 (b)	0.01
Net realized and unrealized gain on investments	2.68		0.80		0.31	1.16		3.77	0.89

Total from investment operations	2.67		0.82		0.32	1.17		3.78	0.90

Less Distributions:
Distributions from and in excess of net investment income	—		(0.04)		(0.02)	(0.00	)(c)	(0.11)	—
Distributions from net realized gain on investments	(0.13)		(0.55)		(0.30)	(0.51)		(0.03)	—

Total distributions	(0.13)		(0.59)		(0.32)	(0.51)		(0.14)	—

Net increase in net asset value	2.54		0.23		0.00 (c)	0.66		3.64	0.90

Net Asset Value, End of Period	$17.97		$15.43		$15.20	$15.20		$14.54	$10.90

Total Return (d)	17.28	%(e)	5.73%		2.14%	8.18%		35.09%	9.00	%(e)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$26,239		$20,228		$19,061	$6,673		$4,049	$750
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.43	%(f)	1.45%		1.47%	1.61%		2.05%	5.10	%(f)
After expense reimbursement and/or fee waiver	1.37	%(f)(i)	1.40	%(g)	1.40%	1.40%		1.40%	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.18	)%(f)	0.11%		(0.03)%	(0.17)%		(0.61)%	(3.51	)%(f)
After expense reimbursement and/or fee waiver	(0.12	)%(f)	0.16%		0.04%	0.04%		0.04%	0.19	%(f)
Portfolio Turnover	14	%(e)	32%		36%	32%		37%	26	%(e)(h)

(a)	The commencement of investment operations for AMG Managers Silvercrest Small Cap Fund Class N shares was December 26, 2011.
(b)	Per share numbers have been calculated using average shares.
(c)	Less than $(0.005) per share.
(d)	The total return is calculated using the published Net Asset Value.
(e)	Not annualized.
(f)	Annualized.
(g)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.08% from 1.40%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(i)	Includes reduction from brokerage recapture amounting to 0.03%.

The accompanying notes are an integral part of these financial statements.

106

AMG Funds

AMG Managers Silvercrest Small Cap Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$15.56		$15.30		$15.27	$14.59	$10.93	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)	0.06	(b)	0.04 (b)	0.05	0.04 (b)	0.03
Net realized and unrealized gain on investments	2.70		0.81		0.32	1.17	3.78	0.90

Total from investment operations	2.71		0.87		0.36	1.22	3.82	0.93

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.06)		(0.03)	(0.03)	(0.13)	—
Distributions from net realized gain on investments	(0.13)		(0.55)		(0.30)	(0.51)	(0.03)	—

Total distributions	(0.17)		(0.61)		(0.33)	(0.54)	(0.16)	—

Net increase in net asset value	2.54		0.26		0.03	0.68	3.66	0.93

Net Asset Value, End of Period	$18.10		$15.56		$15.30	$15.27	$14.59	$10.93

Total Return (c)	17.38	%(d)	6.04%		2.37%	8.47%	35.39%	9.30	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$227,868		$181,964		$145,402	$62,215	$29,219	$4,962
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.18	%(e)	1.21%		1.22%	1.36%	1.80%	4.85	%(e)
After expense reimbursement and/or fee waiver	1.12	%(e)(h)	1.15	%(f)	1.15%	1.15%	1.15%	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	0.07	%(e)	0.34%		0.22%	0.08%	(0.36)%	(3.26	)%(e)
After expense reimbursement and/or fee waiver	0.13	%(e)	0.40%		0.29%	0.29%	0.29%	0.44	%(e)
Portfolio Turnover	14	%(d)	32%		36%	32%	37%	26	%(d)(g)

(a)	The commencement of investment operations for AMG Managers Silvercrest Small Cap Fund Class I shares was December 26, 2011.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.08% from 1.15%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(h)	Includes reduction of brokerage recapture amounting to 0.03%.

The accompanying notes are an integral part of these financial statements.

107

AMG Funds

AMG GW&K U.S. Small Cap Growth Fund – Class N	April 30, 2017
Financial Highlights

	Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12
Net Asset Value, Beginning of Period	$3.58		$18.59		$22.07	$24.06	$20.52		$20.57

Income from Investment Operations:
Net investment loss (a)	(0.01)		(0.06)		(0.12)	(0.13)	(0.03)		(0.12)
Net realized and unrealized gain (loss) on investments	0.65		(0.62)		(0.62)	0.30	5.55		2.09

Total from investment operations	0.64		(0.68)		(0.74)	0.17	5.52		1.97

Less Distributions:
Distributions from net realized gain on investments	(0.01)		(14.33)		(2.74)	(2.16)	(1.98)		(2.02)

Total distributions	(0.01)		(14.33)		(2.74)	(2.16)	(1.98)		(2.02)

Net increase (decrease) in net asset value	0.63		(15.01)		(3.48)	(1.99)	3.54		(0.05)

Net Asset Value, End of Period	$4.21		$3.58		$18.59	$22.07	$24.06		$20.52

Total Return (b)	17.77	%(c)	(4.39)%		(4.12)%	0.57%	29.52%		10.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$28,607		$30,977		$241,283	$336,350	$533,627		$389,125
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.62	%(d)	1.39%		1.31%	1.31%	1.31%		1.28	%(f)
After expense reimbursement and/or fee waiver	1.24	%(d)(e)(i)	1.36	%(e)	1.31%	1.31%	1.31%		1.28	%(f)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver	(1.04	)%(d)	(0.81)%		(0.58)%	(0.57)%	(0.16)%		(0.59)%
After expense reimbursement and/or fee waiver	(0.66	)%(d)	(0.76)%		(0.58)%	(0.57)%	(0.16)%		(0.59)%
Portfolio Turnover	8	%(c)	106	%(g)	65%	70%	71	%(g)(h)	48	%(g)

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.35%. On January 12, 2016, the Investment Manager agreed to an expense cap of 1.35%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included under the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H in the Notes to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
(i)	Includes reduction of brokerage recapture amounting to 0.08%.

The accompanying notes are an integral part of these financial statements.

108

AMG Funds

AMG GW&K U.S. Small Cap Growth Fund – Class I	April 30, 2017
Financial Highlights

	Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12
Net Asset Value, Beginning of Period	$4.27		$19.30		$22.76	$24.69	$20.96		$20.91

Income from Investment Operations:
Net investment income (loss) (a)	(0.01)		(0.05)		(0.07)	(0.07)	0.02		(0.07)
Net realized and unrealized gain (loss) on investments	0.79		(0.65)		(0.65)	0.30	5.69		2.14

Total from investment operations	0.78		(0.70)		(0.72)	0.23	5.71		2.07

Less Distributions:
Distributions from net realized gain on investments	(0.01)		(14.33)		(2.74)	(2.16)	(1.98)		(2.02)

Total distributions	(0.01)		(14.33)		(2.74)	(2.16)	(1.98)		(2.02)

Net increase (decrease) in net asset value	0.77		(15.03)		(3.46)	(1.93)	3.73		0.05

Net Asset Value, End of Period	$5.04		$4.27		$19.30	$22.76	$24.69		$20.96

Total Return (b)	18.20	%(c)	(4.27)%		(3.93)%	0.86%	29.84%		10.98%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$8,601		$11,032		$307,403	$469,518	$792,172		$635,663
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.37	%(d)	1.16%		1.06%	1.06%	1.06%		1.03	%(f)
After expense reimbursement and/or fee waiver	0.96	%(d)(e)(i)	1.11	%(e)	1.06%	1.06%	1.06%		1.03	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.77	)%(d)	(0.57)%		(0.33)%	(0.32)%	0.09%		(0.34)%
After expense reimbursement and/or fee waiver	(0.36	)%(d)	(0.53)%		(0.33)%	(0.32)%	0.09%		(0.34)%
Portfolio Turnover	8	%(c)	106	%(g)	65%	70%	71	%(g)(h)	48	%(g)

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.03% from 1.10%. On January 12, 2016, the Investment Manager agreed to an expense cap of 1.10%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the fiscal year ended October 31, 2012, which is not included under the contractual expense limitation. The interest expense is a result of utilizing the line of credit, as discussed in Note H in the Notes to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
(i)	Includes reduction of brokerage recapture amounting to 0.08%.

The accompanying notes are an integral part of these financial statements.

109

AMG Funds

AMG GW&K U.S. Small Cap Growth Fund – Class Z	April 30, 2017
Financial Highlights

	Period Ended 04/30/17(a) (unaudited)
Net Asset Value, Beginning of Period	$4.85

Income from Investment Operations:
Net investment loss (b)	(0.01)
Net realized and unrealized gain on investments	0.19

Total from investment operations	0.18

Net increase in net asset value	0.18

Net Asset Value, End of Period	$5.03

Total Return (c)	3.71	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$128
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.36	%(e)
After expense reimbursement and/or fee waiver	0.88	%(e)(f)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver	(0.69	)%(e)
After expense reimbursement and/or fee waiver	(0.20	)%(e)
Portfolio Turnover	8	%(d)

(a)	The commencement of operations for Class Z was February 24, 2017.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Includes reductions of brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

110

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$10.77		$10.60		$10.86	$10.65	$11.10	$10.44

Income from Investment Operations:
Net investment income	0.16	(a)	0.31	(a)	0.38	0.40	0.30	0.33 (a)
Net realized and unrealized gain (loss) on investments	(0.09)		0.17		(0.27)	0.22	(0.33)	0.72

Total from investment operations	0.07		0.48		0.11	0.62	(0.03)	1.05

Less Distributions:
Distributions from and in excess of net investment income	(0.19)		(0.31)		(0.37)	(0.41)	(0.36)	(0.37)
Distributions from net realized gain on investments	(0.02)		—		—	—	(0.06)	(0.02)

Total distributions	(0.21)		(0.31)		(0.37)	(0.41)	(0.42)	(0.39)

Net increase (decrease) in net asset value	(0.14)		0.17		(0.26)	0.21	(0.45)	0.66

Net Asset Value, End of Period	$10.63		$10.77		$10.60	$10.86	$10.65	$11.10

Total Return (b)	0.66	%(c)	4.62%		1.04%	5.96%	(0.28)%	10.25%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$204,030		$308,703		$188,286	$49,147	$66,368	$71,546
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.02	%(d)	1.02%		1.05%	1.08%	1.04%	1.35%
After expense reimbursement and/or fee waiver	0.94	%(d)	0.94	%(e)	0.94%	0.94%	0.94%	0.94%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	2.94	%(d)	2.76%		3.21%	3.58%	2.66%	2.59%
After expense reimbursement and/or fee waiver	3.02	%(d)	2.84%		3.32%	3.72%	2.77%	3.01%
Portfolio Turnover	48	%(c)	78%		59%	117%	125%	119%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.61% from 0.94%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

111

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$10.76		$10.60		$10.86	$10.65	$11.10	$10.44

Income from Investment Operations:
Net investment income	0.17	(a)	0.33	(a)	0.41	0.44	0.33	0.35 (a)
Net realized and unrealized gain (loss) on investments	(0.08)		0.17		(0.27)	0.21	(0.33)	0.73

Total from investment operations	0.09		0.50		0.14	0.65	—	1.08

Less Distributions:
Distributions from and in excess of net investment income	(0.20)		(0.34)		(0.40)	(0.44)	(0.39)	(0.40)
Distributions from net realized gain on investments	(0.02)		—		—	—	(0.06)	(0.02)

Total distributions	(0.22)		(0.34)		(0.40)	(0.44)	(0.45)	(0.42)

Net increase (decrease) in net asset value	(0.13)		0.16		(0.26)	0.21	(0.45)	0.66

Net Asset Value, End of Period	$10.63		$10.76		$10.60	$10.86	$10.65	$11.10

Total Return (b)	0.88	%(c)	4.79%		1.28%	6.22%	(0.03)%	10.52%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$429,011		$398,514		$304,051	$158,198	$110,018	$105,335
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	0.77	%(d)	0.77%		0.80%	0.83%	0.79%	1.10%
After expense reimbursement and/or fee waiver	0.69	%(d)	0.69	%(e)	0.69%	0.69%	0.69%	0.69%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	3.22	%(d)	3.02%		3.46%	3.83%	2.91%	2.84%
After expense reimbursement and/or fee waiver	3.31	%(d)	3.11%		3.57%	3.97%	3.02%	3.26%
Portfolio Turnover	48	%(c)	78%		59%	117%	125%	119%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 0.61% from 0.69%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

112

AMG Funds

AMG Managers Lake Partners LASSO Alternatives Fund – Class N	April 30, 2017
Financial Highlights

	Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15		Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12
Net Asset Value, Beginning of Period	$11.81		$12.76		$13.64		$13.34	$12.39		$11.94

Income from Investment Operations:
Net investment income (loss) (a)	(0.02)		0.02		(0.04)		(0.07)	0.00	(b)	0.04
Net realized and unrealized gain (loss) on investments	0.32		(0.17)		(0.34)		0.50 (c)	1.11		0.59

Total from investment operations	0.30		(0.15)		(0.38)		0.43	1.11		0.63

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.00	)(b)	(0.09)	(0.16)		(0.18)
Distributions from net realized gain on investments	(0.05)		(0.80)		(0.50)		(0.04)	—		—

Total distributions	(0.05)		(0.80)		(0.50)		(0.13)	(0.16)		(0.18)

Net increase (decrease) in net asset value	0.25		(0.95)		(0.88)		0.30	0.95		0.45

Net Asset Value, End of Period	$12.06		$11.81		$12.76		$13.64	$13.34		$12.39

Total Return (d)	2.53	%(e)	(1.18)%		(2.87)%		3.27%	9.05%		5.34%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$25,240		$32,630		$40,667		$44,386	$54,388		$33,719
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment (f)	1.48	%(g)	1.47%		1.43	%(h)	1.41%	1.43	%(i)	1.41	%(i)(j)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment (f)	1.40	%(g)	1.40	%(k)	1.41	%(h)	1.43%	1.45	%(i)	1.45	%(i)(j)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment	(0.35	)%(g)	0.06%		(0.33)%		(0.51)%	(0.00	)%(b)	0.36	%(j)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment	(0.28	)%(g)	0.13%		(0.31)%		(0.53)%	(0.03)%		0.32	%(j)
Portfolio Turnover	16	%(e)	30%		73%		46%	44%		46%

(a)	Per share numbers have been calculated using average shares.
(b)	Less than ($0.005) or $0.005 per share or less than 0.005%.
(c)	Includes capital contribution of less than $0.005 per share.
(d)	The total return is calculated using the published Net Asset Value.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Effective February 28, 2015, the contractual expense limitation was decreased from 1.45% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(i)	Ratios of expenses to average net assets includes Earnings Credits of less than 0.005% for each of the fiscal years ended October 31, 2013 and October 31, 2012, which is not included under the contractual expense limitation.
(j)	Ratios of expenses and net investment income to average net assets include an advisory fee waiver of less than 0.005% for the fiscal year ended October 31, 2012.
(k)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.09% from 1.40%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

113

AMG Funds

AMG Managers Lake Partners LASSO Alternatives Fund – Class I	April 30, 2017
Financial Highlights

	Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15		Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12
Net Asset Value, Beginning of Period	$11.86		$12.81		$13.69		$13.38	$12.42		$11.97

Income from Investment Operations:
Net investment income (loss) (a)	(0.00	)(b)	0.07		(0.01)		(0.04)	0.03		0.07
Net realized and unrealized gain (loss) on investments	0.31		(0.19)		(0.33	)(c)	0.51 (c)	1.11		0.59

Total from investment operations	0.31		(0.12)		(0.34)		0.47	1.14		0.66

Less Distributions:
Distributions from and in excess of net investment income	—		(0.03)		(0.04)		(0.12)	(0.18)		(0.21)
Distributions from net realized gain on investments	(0.05)		(0.80)		(0.50)		(0.04)	—		—

Total distributions	(0.05)		(0.83)		(0.54)		(0.16)	(0.18)		(0.21)

Net increase (decrease) in net asset value	0.26		(0.95)		(0.88)		0.31	0.96		0.45

Net Asset Value, End of Period	$12.12		$11.86		$12.81		$13.69	$13.38		$12.42

Total Return (d)	2.61	%(e)	(0.91)%		(2.62)%		3.56%	9.31%		5.56%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$53,830		$70,054		$169,072		$477,157	$416,475		$253,343
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment (f)	1.23	%(g)	1.22%		1.18	%(h)	1.16%	1.18	%(i)	1.16	%(i)(j)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment (f)	1.15	%(g)	1.15	%(k)	1.16	%(h)	1.18%	1.20	%(i)	1.20	%(i)(j)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment	(0.09	)%(g)	0.49%		(0.08)%		(0.26)%	0.25%		0.61	%(j)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment	(0.02	)%(g)	0.57%		(0.06)%		(0.28)%	0.22%		0.57	%(j)
Portfolio Turnover	16	%(e)	30%		73%		46%	44%		46%

(a)	Per share numbers have been calculated using average shares.
(b)	Less than $0.005 or $(0.005) per share.
(c)	Includes capital contribution of less than $0.005 per share.
(d)	The total return is calculated using the published Net Asset Value.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Effective February 28, 2015, the contractual expense limitation was decreased from 1.20% to 1.15%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(i)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the fiscal years ended October 31, 2013 and October 31, 2012, which is not included under the contractual expense limitation.
(j)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the fiscal year ended October 31, 2012.
(k)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.09% from 1.15%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

114

AMG Funds

AMG River Road Long-Short Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15		Year Ended 10/31/14	Year Ended 10/31/13		Year Ended 10/31/12
Net Asset Value, Beginning of Period	$11.04		$11.48		$11.35		$12.02	$10.73		$9.91

Income from Investment Operations:
Net investment loss	(0.12	)(a)	(0.19	)(a)	(0.14	)(a)	(0.19)	(0.17	)(a)	(0.18)
Net realized and unrealized gain (loss) on investments	0.98		0.13		0.57		(0.19)	2.02		1.00

Total from investment operations	0.86		(0.06)		0.43		(0.38)	1.85		0.82

Less Distributions:
Distributions from net realized gain on investments	—		(0.38)		(0.30)		(0.29)	(0.56)		—

Total distributions	—		(0.38)		(0.30)		(0.29)	(0.56)		—

Net increase (decrease) in net asset value	0.86		(0.44)		0.13		(0.67)	1.29		0.82

Net Asset Value, End of Period	$11.90		$11.04		$11.48		$11.35	$12.02		$10.73

Total Return (b)	7.88	%(c)	(0.52)%		3.79%		(3.27)%	18.14%		8.17%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,345		$8,713		$27,983		$109,140	$108,966		$7,506
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment including interest and dividend expense for securities sold short	3.50	%(d)	3.62%		2.87%		2.53%	2.54%		5.03%
After expense reimbursement and/or fee waiver, or recoupment including interest and dividend expense for securities sold short	3.38	%(d)(e)(f)	3.46	%(g)	2.89%		2.58%	2.38%		3.11%
After expense reimbursement and/or fee waiver, or recoupment excluding interest and dividend expense for securities sold short	1.52	%(d)(e)(f)	1.70	%(g)	1.70%		1.70%	1.70%		1.70%
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	(2.17	)%(d)	(1.91)%		(1.16)%		(1.55)%	(1.62)%		(3.63)%
After expense reimbursement and/or fee waiver, or recoupment	(2.04	)%(d)	(1.75)%		(1.19)%		(1.59)%	(1.46)%		(1.71)%
Portfolio Turnover	98	%(c)	298%		279%		303%	291%		278%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not Annualized.
(d)	Annualzied.
(e)	Effective February 27, 2017, the Fund’s expense cap was reduced to 1.12% from 1.37%. The expense ratio shown reflects the weighted average expense ratio for the six months ended April 30, 2017 (See Note F).
(f)	Includes reduction from brokerage recapture amounting to 0.02%.
(g)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.37% from 1.70%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

115

AMG Funds

AMG River Road Long-Short Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15		Year Ended 10/31/14	Period Ended 10/31/13(a)
Net Asset Value, Beginning of Period	$11.15		$11.56		$11.40		$12.05	$10.96

Income from Investment Operations:
Net investment loss	(0.10	)(b)	(0.18	)(b)	(0.11	)(b)	(0.16)	(0.10	)(b)
Net realized and unrealized gain (loss) on investments	0.99		0.15		0.57		(0.20)	1.19

Total from investment operations	0.89		(0.03)		0.46		(0.36)	1.09

Less Distributions:
Distributions from net realized gain on investments	—		(0.38)		(0.30)		(0.29)	—

Total distributions	—		(0.38)		(0.30)		(0.29)	—

Net increase (decrease) in net asset value	0.89		(0.41)		0.16		(0.65)	1.09

Net Asset Value, End of Period	$12.04		$11.15		$11.56		$11.40	$12.05

Total Return (c)	7.98	%(d)	(0.24)%		4.04%		(3.01)%	9.85	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$31,852		$37,549		$49,088		$110,271	$71,175
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment including interest and dividend expense for securities sold short	3.25	%(e)	3.39%		2.62%		2.28%	2.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment including interest and dividend expense for securities sold short	3.12	%(e)(f)(g)	3.24	%(h)	2.64%		2.33%	2.10	%(e)
After expense reimbursement and/or fee waiver, or recoupment excluding interest and dividend expense for securities sold short	1.27	%(e)(f)(g)	1.45	%(h)	1.45%		1.45%	1.45	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	(1.89	)%(e)	(1.81)%		(0.91)%		(1.30)%	(1.44	)%(e)
After expense reimbursement and/or fee waiver, or recoupment	(1.77	)%(e)	(1.67)%		(0.94)%		(1.34)%	(1.33	)%(e)
Portfolio Turnover	98	%(d)	298%		279%		303%	291	%(d)

(a)	The commencement of investment operations for AMG River Road Long-Short Fund Class I shares was March 1, 2013.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective February 27, 2017, the Fund’s expense cap was reduced to 1.12% from 1.37%. The expense ratio reflects the weighted average expense ratio for the six months ended April 30, 2017 (See Note F).
(g)	Includes reduction from brokerage recapture amounting to 0.02%.
(h)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.37% from 1.45%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

116

AMG Funds

AMG Managers Guardian Capital Global Dividend Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$9.67		$10.30		$10.51	$10.00

Income from Investment Operations:
Net investment income	0.08	(b)	0.22	(b)	0.24	0.13
Net realized and unrealized gain (loss) on investments	0.98		(0.62)		(0.23)	0.49

Total from investment operations	1.06		(0.40)		0.01	0.62

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.23)		(0.22)	(0.11)

Total Distributions	(0.05)		(0.23)		(0.22)	(0.11)

Net increase (decrease) in net asset value	1.01		(0.63)		(0.21)	0.51

Net Asset Value, End of Period	$10.68		$9.67		$10.30	$10.51

Total Return (c)	10.99	%(d)	(3.91)%		0.07%	6.17	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$18		$997		$1,054	$1,052
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.33	%(e)	3.34%		4.10%	5.21	%(e)
After expense reimbursement and/or fee waiver	1.30	%(e)	1.30	%(f)	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	1.56	%(e)	0.20%		(0.53)%	(1.74	)%(e)
After expense reimbursement and/or fee waiver	1.60	%(e)	2.24%		2.28%	2.17	%(e)
Portfolio Turnover	24	%(d)	36%		28%	16	%(d)

(a)	The commencement of investment operations for AMG Managers Guardian Capital Global Dividend Fund Class N shares was April 11, 2014.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.05% from 1.30%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

117

AMG Funds

AMG Managers Guardian Capital Global Dividend Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$9.65		$10.28		$10.52	$10.00

Income from Investment Operations:
Net investment income	0.12	(b)	0.23	(b)	0.27	0.14
Net realized and unrealized gain (loss) on investments	0.96		(0.60)		(0.25)	0.50

Total from investment operations	1.08		(0.37)		0.02	0.64

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.26)		(0.26)	(0.12)

Total Distributions	(0.10)		(0.26)		(0.26)	(0.12)

Net increase (decrease) in net asset value	0.98		(0.63)		(0.24)	0.52

Net Asset Value, End of Period	$10.63		$9.65		$10.28	$10.52

Total Return (c)	11.18	%(d)	(3.68)%		0.14%	6.39	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$34,210		$27,986		$3,292	$3,211
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.10	%(e)	2.82%		3.85%	4.96	%(e)
After expense reimbursement and/or fee waiver	1.05	%(e)	1.05	%(f)	1.05%	1.05	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	2.26	%(e)	0.55%		(0.28)%	(1.49	)%(e)
After expense reimbursement and/or fee waiver	2.31	%(e)	2.32%		2.52%	2.42	%(e)
Portfolio Turnover	24	%(d)	36%		28%	16	%(d)

(a)	The commencement of investment operations for AMG Managers Guardian Capital Global Dividend Fund Class I shares was April 11, 2014.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.05% from 1.30%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

118

AMG Funds

AMG Managers Pictet International Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$9.61		$9.56		$9.34	$10.00

Income from Investment Operations:
Net investment income	0.05	(b)	0.13	(b)	0.10 (b)	0.09
Net realized and unrealized gain (loss) on investments	1.11		0.00	(c)	0.17 (d)	(0.75)

Total from investment operations	1.16		0.13		0.27	(0.66)

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.02)		(0.03)	—
Distributions from net realized gain on investments	(0.20)		(0.06)		(0.02)	—

Total distributions	(0.27)		(0.08)		(0.05)	—

Net increase (decrease) in net asset value	0.89		0.05		0.22	(0.66)

Net Asset Value, End of Period	$10.50		$9.61		$9.56	$9.34

Total Return (e)	12.62	%(f)	1.42	%(g)	3.02%	(6.60	)%(f)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$290		$131		$1,056	$984
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.34	%(h)	1.41%		1.92%	3.26	%(h)
After expense reimbursement and/or fee waiver, or recoupment	1.34	%(h)	1.40	%(i)	1.40%	1.40	%(h)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.02	%(h)	1.88%		0.53%	(0.25	)%(h)
After expense reimbursement and/or fee waiver, or recoupment	1.04	%(h)	1.88%		1.06%	1.61	%(h)
Portfolio Turnover	20	%(f)	38%		53%	26	%(f)

(a)	The commencement of investment operations for AMG Managers Pictet International Fund Class N shares was April 11, 2014.
(b)	Per share numbers have been calculated using average shares.
(c)	Less than $0.005 per share.
(d)	Includes capital contribution of $0.01 per share.
(e)	The total return is calculated using the published Net Asset Value.
(f)	Not annualized.
(g)	The total return would have been 1.32% had the capital contribution not been included.
(h)	Annualized.
(i)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.08% from 1.40%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

119

AMG Funds

AMG Managers Pictet International Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Period Ended 10/31/14(a)
Net Asset Value, Beginning of Period	$9.65		$9.60		$9.36	$10.00

Income from Investment Operations:
Net investment income	0.05	(b)	0.15	(b)	0.12 (b)	0.10
Net realized and unrealized gain (loss) on investments	1.14		0.00	(c)	0.19 (d)	(0.74)

Total from investment operations	1.19		0.15		0.31	(0.64)

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.04)		(0.05)	—
Distributions from net realized gain on investments	(0.21)		(0.06)		(0.02)	—

Total distributions	(0.35)		(0.10)		(0.07)	—

Net increase (decrease) in net asset value	0.84		0.05		0.24	(0.64)

Net Asset Value, End of Period	$10.49		$9.65		$9.60	$9.36

Total Return (e)	12.73	%(f)	1.67	%(g)	3.43%	(6.40	)%(f)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,642,932		$1,336,050		$49,803	$8,467
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.10	%(h)	1.15%		1.67%	3.01	%(h)
After expense reimbursement and/or fee waiver, or recoupment	1.09	%(h)	1.15	%(i)	1.15%	1.15	%(h)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment	1.05	%(h)	2.13%		0.78%	0.00	%(h)(c)
After expense reimbursement and/or fee waiver, or recoupment	1.06	%(h)	2.13%		1.31%	1.86	%(h)
Portfolio Turnover	20	%(f)	38%		53%	26	%(f)

(a)	The commencement of investment operations for AMG Managers Pictet International Fund Class I shares was April 11, 2014.
(b)	Per share numbers have been calculated using average shares.
(c)	Less than $0.005 per share or less than 0.005%.
(d)	Includes capital contribution of $0.01 per share.
(e)	The total return is calculated using the published Net Asset Value.
(f)	Not annualized.
(g)	The total return would have been 1.57% had the capital contribution not been included.
(h)	Annualized.
(i)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.08% from 1.15%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

120

AMG Funds

AMG Managers Value Partners Asia Dividend Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Period Ended 10/31/16(a)
Net Asset Value, Beginning of Period	$10.63		$10.00

Income from Investment Operations:
Net investment income (b)	0.04		0.24
Net realized and unrealized gain on investments	1.11		0.59

Total from investment operations	1.15		0.83

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.20)
Distributions from net realized gain on investments	(0.30)		—

Total distributions	(0.48)		(0.20)

Net increase in net asset value	0.67		0.63

Net Asset Value, End of Period	$11.30		$10.63

Total Return (c)	11.53	%(d)	8.39	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$964		$808
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	2.41	%(e)	4.18	%(e)
After expense reimbursement and/or fee waiver	1.15	%(e)	1.40	%(e)(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.57	)%(e)	(0.05	)%(e)
After expense reimbursement and/or fee waiver	0.69	%(e)	2.74	%(e)
Portfolio Turnover	34	%(d)	51	%(d)

(a)	The commencement of investment operations for AMG Managers Value Partners Asia Dividend Fund Class N shares was December 16, 2015.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.
(f)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.15% from 1.40%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal period ended October 31, 2016. (See Note F)

The accompanying notes are an integral part of these financial statements.

121

AMG Funds

AMG Managers Value Partners Asia Dividend Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Period Ended 10/31/16(a)
Net Asset Value, Beginning of Period	$10.63		$10.00

Income from Investment Operations:
Net investment income (b)	0.04		0.27
Net realized and unrealized gain on investments	1.12		0.58

Total from investment operations	1.16		0.85

Less Distributions:
Distribution from and in excess of net investment income	(0.19)		(0.22)
Distributions from net realized gain on investments	(0.30)		—

Total distributions	(0.49)		(0.22)

Net increase in net asset value	0.67		0.63

Net Asset Value, End of Period	$11.30		$10.63

Total Return (c)	11.60	%(d)	8.60	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$8,013		$7,283
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	2.41	%(e)	3.94	%(e)
After expense reimbursement and/or fee waiver	1.15	%(e)	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver	(0.55	)%(e)	0.20	%(e)
After expense reimbursement and/or fee waiver	0.71	%(e)	2.99	%(e)
Portfolio Turnover	34	%(d)	51	%(d)

(a)	The commencement of investment operations for AMG Managers Value Partners Asia Dividend Fund Class I shares was December 16, 2015.
(b)	Per share numbers have been calculated using average shares.
(c)	The total return is calculated using the published Net Asset Value.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

122

AMG Funds

AMG Managers Montag & Caldwell Balanced Fund – Class N	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$22.58		$23.83		$24.68	$23.81	$21.46	$20.09

Income from Investment Operations:
Net investment income (a)	0.03		0.11		0.10	0.12	0.21	0.16
Net realized and unrealized gain (loss) on investments	1.05		(0.17)		1.31	1.70	2.43	1.45

Total from investment operations	1.08		(0.06)		1.41	1.82	2.64	1.61

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.15)		(0.18)	(0.21)	(0.29)	(0.24)
Distributions from net realized gain on investments	(1.88)		(1.04)		(2.08)	(0.74)	—	—

Total distributions	(1.96)		(1.19)		(2.26)	(0.95)	(0.29)	(0.24)

Net increase (decrease) in net asset value	(0.88)		(1.25)		(0.85)	0.87	2.35	1.37

Net Asset Value, End of Period	$21.70		$22.58		$23.83	$24.68	$23.81	$21.46

Total Return (b)	5.31	%(c)	(0.28)%		6.01%	7.83%	12.40%	8.03%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$20,424		$25,373		$26,607	$20,446	$22,425	$31,536
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.29	%(d)	1.31%		1.44%	1.43%	1.37%	1.42%
After expense reimbursement and/or fee waiver	1.13	%(d)(f)	1.20	%(e)	1.20%	1.20%	1.20%	1.22%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.13	%(d)	0.35%		0.19%	0.26%	0.77%	0.57%
After expense reimbursement and/or fee waiver	0.29	%(d)	0.46%		0.43%	0.50%	0.94%	0.77%
Portfolio Turnover	21	%(c)	85%		36%	27%	35%	35%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.04% from 1.35%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(f)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

123

AMG Funds

AMG Managers Montag & Caldwell Balanced Fund – Class I	April 30, 2017
Financial Highlights

	For the Six Months Ended 04/30/17 (unaudited)		Year Ended 10/31/16		Year Ended 10/31/15	Year Ended 10/31/14	Year Ended 10/31/13	Year Ended 10/31/12
Net Asset Value, Beginning of Period	$22.50		$23.75		$24.60	$23.76	$21.41	$20.05

Income from Investment Operations:
Net investment income (a)	0.03		0.13		0.12	0.14	0.23	0.19
Net realized and unrealized gain (loss) on investments	1.06		(0.17)		1.31	1.70	2.43	1.44

Total from investment operations	1.09		(0.04)		1.43	1.84	2.66	1.63

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.17)		(0.20)	(0.26)	(0.31)	(0.27)
Distributions from net realized gain on investments	(1.88)		(1.04)		(2.08)	(0.74)	—	—

Total distributions	(1.96)		(1.21)		(2.28)	(1.00)	(0.31)	(0.27)

Net increase (decrease) in net asset value	(0.87)		(1.25)		(0.85)	0.84	2.35	1.36

Net Asset Value, End of Period	$21.63		$22.50		$23.75	$24.60	$23.76	$21.41

Total Return (b)	5.36	%(c)	(0.19)%		6.13%	7.92%	12.53%	8.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,701		$3,091		$3,518	$1,934	$1,839	$1,930
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver	1.25	%(d)	1.22%		1.34%	1.33%	1.27%	1.30%
After expense reimbursement and/or fee waiver	1.08	%(d)(f)	1.10	%(e)	1.10%	1.10%	1.10%	1.10%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver	0.17	%(d)	0.43%		0.29%	0.36%	0.87%	0.69%
After expense reimbursement and/or fee waiver	0.33	%(d)	0.55%		0.53%	0.60%	1.04%	0.89%
Portfolio Turnover	21	%(c)	85%		36%	27%	35%	35%

(a)	Per share numbers have been calculated using average shares.
(b)	The total return is calculated using the published Net Asset Value.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2016, the Fund’s expense cap was reduced to 1.04% from 1.10%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended October 31, 2016. (See Note F)
(f)	Includes reduction from brokerage recapture amounting to 0.02%.

The accompanying notes are an integral part of these financial statements.

124

AMG Funds

April 30, 2017
Notes to Financial Statements (unaudited)

Note (A) Summary of Significant Accounting Policies: AMG Funds IV (the “Trust”), is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, (each a “Fund” and collectively, the “Funds”), each having distinct investment management objectives, strategies, risks and policies. Included in this report are:

Funds

AMG Managers Fairpointe Focused Equity Fund (the “Fairpointe Focused Equity”)

AMG River Road Focused Absolute Value Fund (the “River Road Focused Absolute Value”)

AMG Managers Montag & Caldwell Growth Fund (the “Montag & Caldwell Growth”)

AMG River Road Dividend All Cap Value Fund (the “River Road Dividend All Cap Value”)

AMG River Road Dividend All Cap Value Fund II (the “River Road Dividend All Cap Value II”)

AMG Managers Fairpointe Mid Cap Fund (the “Fairpointe Mid Cap”)

AMG Managers Montag & Caldwell Mid Cap Growth Fund (the “Montag & Caldwell Mid Cap Growth”)

AMG Managers LMCG Small Cap Growth Fund (the “LMCG Small Cap Growth”)

AMG River Road Select Value Fund (the “River Road Select Value”)

AMG River Road Small Cap Value Fund (the “River Road Small Cap Value”)

AMG Managers Silvercrest Small Cap Fund (the “Silvercrest Small Cap”)

AMG GW&K U.S. Small Cap Growth Fund (“GW&K U.S. Small Cap Growth”)

AMG Managers DoubleLine Core Plus Bond Fund (the “DoubleLine Core Plus Bond”)

AMG Managers Lake Partners LASSO Alternatives Fund (the “Lake Partners LASSO Alternatives”)

AMG River Road Long-Short Fund (the “River Road Long-Short”)

AMG Managers Guardian Capital Global Dividend Fund (the “Guardian Capital Global Dividend”)

AMG Managers Pictet International Fund (the “Pictet International”)

AMG Managers Value Partners Asia Dividend Fund (the “Value Partners Asia Dividend”)

AMG Managers Montag & Caldwell Balanced Fund (the “Montag & Caldwell Balanced”)

Each Fund, except Montag & Caldwell Growth and GW&K U.S. Small Cap Growth, is authorized to issue two classes of shares (Class N shares and Class I shares). Montag & Caldwell Growth is authorized to issue three classes of shares (Class N shares, Class I shares and Class R shares). GW&K U.S. Small Cap Growth is authorized to issue three classes of shares (Class N shares, Class I shares and Class Z shares). Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(1) Valuation of Investments: Equity securities, including short positions, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of

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AMG Funds

April 30, 2017
Notes to Financial Statements – continued

certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three tier hierarchy of inputs is summarized below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

(2) Investment Companies: Lake Partners LASSO Alternatives primarily invests, and certain other Funds in this Trust, may invest in securities of other investment companies, including open-end funds, closed end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, as well as their share of the Fund’s fees and expenses. The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits of the 1940 Act, subject to the terms and conditions of such order. Prior to its investment in shares of an unaffiliated investment company in excess of the limits of the 1940 Act, the Trust, on behalf of a Fund, and the underlying fund must execute an agreement that is designed to ensure that each party understands the terms and conditions of the order and agrees to fulfill its responsibilities under the order. For the six months ended April 30, 2017, Lake Partners LASSO Alternatives relied on such exemptive order.

126

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

(3) Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into third-party repurchase agreements for temporary cash management purposes and joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2017, the market value of Repurchase Agreements outstanding is as follows:

Market Value
River Road Focused Absolute Value	$358,021
River Road Dividend All Cap Value	22,612,867
River Road Dividend All Cap Value II	1,174,348
Montag & Caldwell Mid Cap Growth	423,918
LMCG Small Cap Growth	5,755,941
River Road Select Value	1,409,152
River Road Small Cap Value	5,662,333
Silvercrest Small Cap	1,765,432
GW&K U.S. Small Cap Growth	1,458,663
DoubleLine Core Plus Bond	14,734,882
Guardian Capital Global Dividend	967,374
Pictet International	65,738,546
Value Partners Asia Dividend	5,378

(4) Securities Transacted on a When Issued Basis: DoubleLine Core Plus Bond may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote A1 above.

Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(5) Mortgage-Backed Securities: Montag & Caldwell Balanced and DoubleLine Core Plus Bond may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Fred-die Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Montag & Caldwell Balanced and DoubleLine Core Plus Bond may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(6) Delayed Delivery Transactions and When-Issued Securities: DoubleLine Core Plus Bond may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Funds do not offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

(7) Stripped Securities: DoubleLine Core Plus Bond may invest in stripped securities (“STRIPS”) for hedging purposes to protect the

127

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

Fund’s portfolio against interest rate fluctuations. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, the Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

(8) Securities Sold Short and Due to/from Brokers: River Road Long-Short utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other financial institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate liquid assets, or otherwise cover its position in a permissible manner. The Investment Manager determines the liquidity of assets, in accordance with procedures established by the Board. Cash segregated as collateral for short sales is shown in the Statement of Assets and Liabilities as segregated cash. Security positions segregated as collateral for short sales are included in unaffiliated investments at value in the Statement of Assets and Liabilities.

Due to/from brokers represents cash balances on deposit with, or cash balances owed to, Bank of America Merrill Lynch (the “Prime Broker”). When the Fund has cash balances on deposit with the Prime Broker, the Fund is subject to credit risk should the Prime Broker be unable to meet their obligations to the Fund; and when the Fund has cash balances owed to the Prime Broker, the amount is payable upon demand and the Fund must segregate liquid assets.

The Fund has entered into a Special Custody Agreement with the Prime Broker for securities sold short, which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a Special Custody Agreement in the Statement of Assets and Liabilities. As of April 30, 2017, the value of securities sold short was $12,793,794 and the Fund owed the Prime Broker $13,394,854 relating to margin; which both were collateralized with cash of $2,000,000 and securities worth $30,454,206.

(9) Forward Foreign Currency Contracts: A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2017, the Funds did not invest in forward foreign currency contracts.

(10) Security Transactions: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(11) Investment Income and Expenses: Dividend income and expenses are recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Interest income and expenses, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be designated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

128

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

Certain Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2017, the impact on the expense ratios, if any, were as follows:

	Reduction	Expense Ratio
River Road Focused Absolute Value	$1,738	0.021%
Montag & Caldwell Growth	102,965	0.019%
River Road Dividend All Cap Value	8,167	0.002%
River Road Dividend All Cap Value II	674	0.001%
Montag & Caldwell Mid Cap Growth	965	0.022%
LMCG Small Cap Growth	8,907	0.014%
River Road Select Value	3,504	0.018%
River Road Small Cap Value	10,645	0.007%
Silvercrest Small Cap	37,507	0.031%
GW&K U.S. Small Cap Growth	14,889	0.075%
River Road Long-Short	4,356	0.020%
Montag & Caldwell Balanced	1,989	0.016%

(12) Foreign Securities: Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging markets countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging markets countries. Emerging markets countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

(13) Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(14) Federal Income Taxes: Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

129

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

At April 30, 2017, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryovers:
	Post Enactment Short-Term	Post Enactment Long-Term	Total
Fairpointe Focused Equity	$138,622	$8,883	$147,505
LMCG Small Cap Growth	30,255,640	4,173,478	34,429,118
Guardian Capital Global Dividend	247,545	57,327	304,872
River Road Long-Short	2,659,289	450,310	3,109,599

(15) Organizational and Offering Costs: The Investment Manager incurred and directly paid organizational and offering costs on behalf of the Value Partners Asia Dividend in the amount of $64,933, which was repaid by the Fund for the full amount thereof. Offering costs in the amount of $7,832 were expensed. Offering costs of $61,441 were amortized on the straight-line method over a period of one year from the commencement of operations.

(16) Commitments and Contingencies: Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value, River Road Dividend All Cap Value II and DoubleLine Core Plus Bond distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Guardian Capital Global Dividend, Value Partners Asia Dividend and Montag & Caldwell Balanced distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

The following Funds distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December: Fairpointe Focused Equity, River Road

Focused Absolute Value, Montag & Caldwell Growth, Fairpointe Mid Cap, Montag & Caldwell Mid Cap Growth, LMCG Small Cap Growth, River Road Select Value, River Road Small Cap Value, Silvercrest Small Cap, GW&K U.S. Small Cap Growth, Lake Partners LASSO Alternatives, River Road Long-Short and Pictet International.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses, gains/losses not recognized from security sales in connection with redemptions in-kind, expiration of CLCF, paydowns, tax adjustments on passive foreign investment companies sold, redesignation of dividends paid by a fund, distributions received from regulated investment companies, distributions in excess of net investment income paid by a fund, and expenses disallowed for tax purposes. Temporary differences are primarily due to differences between book and tax treatment of losses for excise tax purposes, wash sale loss deferrals, amortization, contribution in-kind, mark-to-market of passive foreign investment companies, gains/losses on foreign currency, and partnerships.

Note (C) Shares of Beneficial Interest: The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

130

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

For the six months ended April 30, 2017 (unaudited) and the fiscal year ended October 31, 2016, the capital stock transactions by class for the Funds were as follows:

	Fairpointe Focused Equity				River Road Focused Absolute Value				Montag & Caldwell Growth
	2017		2016		2017		2016 (a)		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	83,911	$911,797	17,363	$149,301	67,049	$779,069	79,891	$823,215 (b)	1,225,722	$22,688,589	6,885,996	$138,793,971
Reinvestment of distributions	81	874	2,394	21,065	6,633	74,093	—	—	2,190,601	38,861,264	9,531,891	192,258,234
Cost of shares repurchased	(62,161)	(692,583)	(209,166)	(2,022,877)	(52,081)	(593,289)	(34,843)	(376,833)	(9,878,162)	(188,543,805)	(21,230,999)	(438,292,746)

Net increase (decrease)	21,831	$220,088	(189,409)	$(1,852,511)	21,601	$259,873	45,048	$446,382	(6,461,839)	$(126,993,952)	(4,813,112)	$(107,240,541)

Class I:
Proceeds from sale of shares	173,272	$1,943,690	220,622	$2,101,495	636,757	$7,243,766	1,211,166	$11,864,367 (b)	3,187,653	$59,565,813	16,816,934	$343,661,135
Reinvestment of distributions	6,396	68,181	5,296	46,607	81,254	908,301	—	—	3,487,749	61,975,608	9,866,673	199,997,475
Cost of shares repurchased	(301,539)	(3,390,535)	—	—	(207,325)	(2,357,107)	(171,275)	(1,791,912)	(16,312,401)	(305,603,276)	(35,152,702)	(790,240,872)

Net increase (decrease)	(121,871)	$(1,378,664)	225,918	$2,148,102	510,686	$5,794,960	1,039,891	$10,072,455	(9,636,999)	$(184,061,855)	(8,469,095)	$(246,582,262)

Class R:
Proceeds from sale of shares	—	—	—	—	—	—	—	—	19,235	$349,247	61,438	$1,369,978
Reinvestment of distributions	—	—	—	—	—	—	—	—	27,054	469,668	66,520	1,315,758
Cost of shares repurchased	—	—	—	—	—	—	—	—	(57,492)	(1,057,610)	(66,927)	(1,452,485)

Net increase (decrease)	—	—	—	—	—	—	—	—	(11,203)	$(238,695)	61,031	$1,233,251

	River Road Dividend All Cap Value				River Road Dividend All Cap Value II				Fairpointe Mid Cap
	2017		2016		2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	4,891,601	$62,220,502	13,306,940	$160,818,056	18,179	$262,224	54,504	$731,061	4,878,784	$206,496,073	6,721,809	$235,715,950
Reinvestment of distributions	1,942,998	24,183,464	2,090,827	23,932,444	12,323	175,195	7,583	98,773	1,525,543	63,599,870	2,786,316	96,573,724
Cost of shares repurchased	(4,445,447)	(55,932,657)	(8,055,733)	(95,895,185)	(27,861)	(400,166)	(36,513)	(472,861)	(6,596,984)	(278,660,080)	(22,391,843)	(793,563,705)

Net increase (decrease)	2,389,152	$30,471,309	7,342,034	$88,855,315	2,641	$37,253	25,574	$356,973	(192,657)	$(8,564,137)	(12,883,718)	$(461,274,031)

Class I:
Proceeds from sale of shares	7,920,999	$99,846,305	11,327,948	$136,478,192	685,375	$9,827,948	1,028,192	$13,465,509	10,606,048	$461,331,599	18,281,929	$662,488,962
Reinvestment of distributions	3,378,796	42,029,006	4,402,905	50,321,034	411,133	5,850,777	288,126	3,759,968	2,326,071	99,113,891	3,759,518	133,199,701
Cost of shares repurchased	(6,774,561)	(85,889,931)	(20,268,357)	(241,076,892)	(1,125,188)	(16,152,495)	(2,187,747)	(28,400,388)	(10,092,101)	(434,757,586)	(40,242,836)	(1,421,123,304)

Net increase (decrease)	4,525,234	$55,985,380	(4,537,504)	$(54,277,666)	(28,680)	$(473,770)	(871,429)	$(11,174,911)	2,840,018	$125,687,904	(18,201,389)	$(625,434,641)

	Montag & Caldwell Mid Cap Growth				LMCG Small Cap Growth				River Road Select Value
	2017		2016		2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	8,185	$82,588	12,426	$122,976	143,723	$1,972,208	1,114,051	$14,417,787	48,512	$366,019	141,827	$960,698
Reinvestment of distributions	31,174	308,929	53,656	553,193	—	—	1,863	26,618	47,035	349,944	100,813	635,124
Cost of shares repurchased	(25,129)	(260,809)	(74,744)	(736,302)	(1,096,983)	(14,952,088)	(7,368,417)	(92,674,265)	(130,771)	(983,713)	(200,434)	(1,392,341)

Net increase (decrease)	14,230	$130,708	(8,662)	$(60,133)	(953,260)	$(12,979,880)	(6,252,503)	$(78,229,860)	(35,224)	$(267,750)	42,206	$203,481

Class I:
Proceeds from sale of shares	15,388	$158,373	11,713	$120,040	2,581,115	$35,320,033	3,981,494	$51,076,318	109,822	$838,510	412,100	$2,938,365
Reinvestment of distributions	31,625	314,672	67,037	693,830	—	—	738	10,674	356,000	2,691,359	1,133,203	7,252,502
Cost of shares repurchased	(11,333)	(114,620)	(221,127)	(2,325,128)	(1,498,072)	(20,541,111)	(4,547,748)	(58,946,860)	(905,296)	(7,046,874)	(8,536,883)	(61,806,449)

Net increase (decrease)	35,680	$358,425	(142,377)	$(1,511,258)	1,083,043	$14,778,922	(565,516)	$(7,859,868)	(439,474)	$(3,517,005)	(6,991,580)	$(51,615,582)

131

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

	River Road Small Cap Value				Silvercrest Small Cap				GW&K U.S. Small Cap Growth
	2017		2016		2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	525,668	$7,062,125	471,028	$5,575,217	405,788	$7,022,597	361,591	$5,273,540	596,965	$2,357,684	1,153,211	$7,338,783
Reinvestment of distributions	89,002	1,200,640	114,605	1,280,134	9,537	172,909	55,211	784,554	11,295	43,938	10,933,982	56,843,888
Cost of shares repurchased	(337,371)	(4,539,182)	(884,374)	(10,279,537)	(265,831)	(4,689,772)	(359,930)	(5,188,836)	(2,473,858)	(9,781,819)	(16,404,588)	(207,677,409)

Net increase (decrease)	277,299	$3,723,583	(298,741)	$(3,424,186)	149,494	$2,505,734	56,872	$869,258	(1,865,598)	$(7,380,197)	(4,317,395)	$(143,494,738)

Class I:
Proceeds from sale of shares	2,154,846	$29,368,464	3,313,689	$38,510,584	2,668,093	$46,922,519	3,803,977	$55,865,834	89,352	$412,637	2,555,143	$28,714,382
Reinvestment of distributions	928,654	12,685,426	1,196,902	13,501,050	113,141	2,064,810	425,913	6,090,561	2,888	13,402	14,542,368	88,178,272
Cost of shares repurchased	(3,599,442)	(48,825,684)	(4,595,113)	(53,647,832)	(1,888,323)	(33,647,380)	(2,034,956)	(29,716,304)	(966,491)	(4,534,548)	(30,445,627)	(306,125,519	)(c)

Net increase (decrease)	(515,942)	$(6,771,794)	(84,522)	$(1,636,198)	892,911	$15,339,949	2,194,934	$32,240,091	(874,251)	$(4,108,509)	(13,348,116)	$(189,232,865)

Class Z: (d)
Proceeds from sale of shares	—	—	—	—	—	—	—	—	35,771	$172,252	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—	—	—	(10,301)	(49,344)	—	—

Net increase	—	—	—	—		—	—	—	25,470	$122,908	—	—

	DoubleLine Core Plus Bond				Lake Partners LASSO Alternatives				River Road Long-Short
	2017		2016		2017		2016		2017		2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	4,128,059	$43,617,524	22,657,884	$238,831,911	246,279	$2,964,453	489,315	$5,828,383	103,189	$1,198,993	104,231	$1,143,023
Reinvestment of distributions	486,047	5,108,984	783,701	8,367,108	10,180	122,769	206,436	2,444,199	—	—	61,918	683,579
Cost of shares repurchased	(14,094,239)	(148,873,425)	(12,532,368)	(133,778,257)	(925,994)	(11,082,077)	(1,121,075)	(13,344,999)	(275,498)	(3,184,455)	(1,814,546)	(19,872,053)

Net increase (decrease)	(9,480,133)	$(100,146,917)	10,909,217	$113,420,762	(669,535)	$(7,994,855)	(425,324)	$(5,072,417)	(172,309)	$(1,985,462)	(1,648,397)	$(18,045,451)

Class I:
Proceeds from sale of shares	11,539,882	$121,995,560	20,257,212	$215,384,722	791,113	$9,491,997	1,608,291	$19,329,625	451,024	$5,283,071	2,591,251	$28,866,703
Reinvestment of distributions	721,536	7,588,219	977,499	10,425,030	10,176	123,226	384,769	4,563,357	—	—	102,909	1,144,342
Cost of shares repurchased	(8,920,809)	(94,425,030)	(12,902,219)	(138,104,461)	(2,268,226)	(27,332,778)	(9,289,112)	(111,785,166)	(1,173,254)	(13,698,840)	(3,571,926)	(39,835,881)

Net increase (decrease)	3,340,609	$35,158,749	8,332,492	$87,705,291	(1,466,937)	$(17,717,555)	(7,296,052)	$(87,892,184)	(722,230)	$(8,415,769)	(877,766)	$(9,824,836)

	Guardian Capital Global Dividend				Pictet International				Value Partners Asia Dividend
	2017		2016		2017		2016		2017		2016(f)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	353	$3,570	1,166	$11,595	16,173	$154,612	7,362	$68,989	7,632	$83,281	75,011	$750,122
Reinvestment of distributions	14	140	69	692	396	3,668	97	915	2,662	26,006	1,033	10,659
Cost of shares repurchased	(101,786)	(1,064,621)	(409)	(3,920)	(2,604)	(25,065)	(104,219)	(979,005)	(1,046)	(11,586)	(1)	(11)
Capital contribution	—	—	—	—	—	—	—	96 (e)	—	—	—	—

Net increase (decrease)	(101,419)	$(1,060,911)	826	$8,367	13,965	$133,215	(96,760)	$(909,005)	9,248	$97,701	76,043	$760,770

Class I:
Proceeds from sale of shares	303,365	$3,210,794	2,574,130	$24,999,875	29,782,564	$286,604,181	146,143,544	$1,339,299,965	—	—	675,001	$6,750,010
Reinvestment of distributions	20,014	204,918	6,791	67,637	1,273,736	11,756,504	7,456	70,238	23,903	$233,535	10,194	105,120
Cost of shares repurchased	(3,967)	(41,587)	(1,319)	(12,858)	(12,864,648)	(124,320,005)	(12,838,794)	(121,477,160)	—	—	(1)	(11)
Capital contribution	—	—	—	—	—	—	—	619,078 (e)	—	—	—	—

Net increase	319,412	$3,374,125	2,579,602	$25,054,654	18,191,652	$174,040,680	133,312,206	$1,218,512,121	23,903	$233,535	685,194	$6,855,119

	Montag & Caldwell Balanced
	2017		2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	32,825	$705,628	813,318	$18,188,595
Reinvestment of distributions	94,670	1,937,879	58,085	1,325,502
Cost of shares repurchased	(287,050)	(6,148,046)	(864,228)	(19,777,162)

Net increase (decrease)	(159,555)	$(3,504,539)	7,175	$(263,065)

Class I:
Proceeds from sale of shares	8,938	$186,351	54,898	$1,259,171
Reinvestment of distributions	7,861	160,352	4,977	113,182
Cost of shares repurchased	(29,286)	(627,167)	(70,649)	(1,615,105)

Net decrease	(12,487)	$(280,464)	(10,774)	$(242,752)

(a)	The commencement of investment operations for River Road Focused Absolute Value was November 3, 2015.
(b)	River Road Focused Absolute Value had a subscription in-kind in the amount of $3,663,463 on November 3, 2015. The subscription was comprised of securities, cash and dividends accrued in the amounts of $3,632,219, $26,056 and $5,188, respectively.
(c)	GW&K U.S. Small Cap Growth had a redemption in-kind on December 1, 2015, in the amount of $142,509,610. The redemption was comprised of securities and cash in the amount of $134,464,305 and $8,045,305, respectively.
(d)	The commencement of investment operations for the GW&K U.S. Small Cap Growth Class Z was February 27, 2017.
(e)	See Note (F) Agreements and Transactions With Affiliates.
(f)	The commencement of investment operations for the Value Partners Asia Dividend was December 16, 2015.

132

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

At April 30, 2017, certain affiliated and unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows:

	Number of Shareholders	Collectively Own		Number of Shareholders	Collectively Own
Fairpointe Focused Equity	2	85%	Silvercrest Small Cap	3	48%
River Road Focused Absolute Value	2	83%	GW&K U.S. Small Cap Growth	2	37%
Montag & Caldwell Growth	3	55%	DoubleLine Core Plus Bond	2	60%
River Road Dividend All Cap Value	3	66%	Lake Partners LASSO Alternatives	3	70%
River Road Dividend All Cap Value II	3	80%	River Road Long-Short	3	81%
Fairpointe Mid Cap	3	60%	Guardian Capital Global Dividend	2	90%
Montag & Caldwell Mid Cap Growth	4	76%	Pictet International	1	18%
LMCG Small Cap Growth	3	51%	Value Partners Asia Dividend	1	99%
River Road Select Value	4	77%	Montag & Caldwell Balanced	1	11%
River Road Small Cap Value	3	79%

Transactions by these shareholders may have a material impact on their respective Fund.

Note (D) Investment Transactions: Purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the six months ended April 30, 2017 were as follows:

	Aggregate Purchases		Proceeds from Sales
	U.S. Government	Other	U.S. Government	Other
Fairpointe Focused Equity	$—	$1,689,192	$—	$2,997,206
River Road Focused Absolute Value	—	15,605,051	—	10,619,093
Montag & Caldwell Growth	—	264,818,295	—	625,957,946
River Road Dividend All Cap Value	—	153,176,057	—	135,193,339
River Road Dividend All Cap Value II	—	19,537,942	—	24,274,483
Fairpointe Mid Cap	—	632,275,857	—	787,293,674
Montage & Caldwell Mid Cap Growth	—	2,678,056	—	2,609,263
LMCG Small Cap Growth	—	86,702,768	—	89,208,190
River Road Select Value	—	11,050,224	—	17,267,532
River Road Small Cap Value	—	67,204,509	—	80,534,037
Silvercrest Small Cap	—	51,982,406	—	33,159,700
GW&K U.S. Small Cap Growth	—	3,146,514	—	14,697,193
DoubleLine Core Plus Bond	168,065,098	141,942,742	224,609,006	141,891,410
Lake Partners LASSO Alternative	—	14,530,914	—	36,758,439
River Road Long-Short	—	39,238,820	—	55,022,599
Guardian Capital Global Dividend	—	8,922,738	—	7,340,461
Pictet International	—	398,237,981	—	284,243,314
Value Partners Asia Dividend	—	2,731,868	—	2,704,608
Montag & Caldwell Balanced	240,791	4,769,916	764,920	10,033,605

Note (E) Redemption Fees: In accordance with the prospectus, certain Funds may assess a redemption fee on a Fund’s share redemptions and exchanges within specified time periods. The redemption fees are indicated in the following table for the six months ended April 30, 2017 and are included in the Cost of Shares Repurchased in the Statements of Changes in Net Assets:

Fund Name	Time Period	Amount
Pictet International	2% Within 90 Days	$8,344
Value Partners Asia Dividend	2% Within 90 Days	207

Note (F) Agreements and Transactions with Affiliates: For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The investment portfolios of River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, River Road Select Value, River Road Small Cap Value and River Road Long-Short are managed by River Road Asset Management, LLC. The investment portfolio of GW&K U.S. Small Cap Growth is managed by GW&K Investment Management, LLC. AMG indirectly owns a majority interest in River Road Asset Management, LLC and GW&K Investment Management, LLC. The investment portfolio of Value Partners Asia Dividend is managed by Value Partners Hong Kong Limited. AMG indirectly owns a minority interest in Value Partners Hong Kong Limited. Prior to October 1, 2016, Aston Asset Management, LLC (“Aston”), a wholly-owned subsidiary of the Investment Manager, served as investment manager to each of the Funds under a similar investment management agreement. On October 1, 2016, Aston merged with and into the Investment Manager.

133

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April 30, 2017
Notes to Financial Statements – continued

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. The investment management fee rates are reflected in the table below.

The Investment Manager is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed the expense cap (as shown in the table below) based on the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board.

The investment management fees and contractual expense limitations for the six months ended April 30, 2017 were as follows:

					Contractual
		Investment			Expense Limitations
	Investment	Management Fees Prior to	Contractual		Prior to 10/01/2016
Fund Name	Management Fees	10/1/2016	Expense Limitation (a)		Class N	Class I
Fairpointe Focused Equity	0.70%	0.80%	0.82%		1.15%	0.90%
River Road Focused Absolute Value (b)	0.60%	0.70%	0.71%		1.00%	0.75%
Montag & Caldwell Growth	0.70% on first $800,000,000	0.80% on first $800,000,000
	0.50% over $800,000,000	0.60% over $800,000,000 up to $6 billion
	0.45% over $6 billion up to $12 billion	0.55% over $6 billion up to $12 billion
	0.40% over $12 billion	0.50% over $12 billion	N/A		N/A	N/A
River Road Dividend All Cap Value	0.60%	0.70%	0.99%		1.30%	1.05%
River Road Dividend All Cap Value II	0.60%	0.70%	0.99%		1.30%	1.05%
Fairpointe Mid Cap	0.70% on first $100,000,000	0.80% on first $100,000,000
	0.65% next $300,000,000	0.75% next $300,000,000
	0.60% over $400,000,000	0.70% over $400,000,000	N/A		N/A	N/A
Montag & Caldwell Mid Cap Growth	0.75%	0.85%	0.95%		1.25%	1.00%
LMCG Small Cap Growth	0.90%	1.00%	1.03%		1.35%	1.10%
River Road Select Value	0.75%(c)	1.00%	1.04	%(c)	1.50%	1.25%
River Road Small Cap Value	0.80%	0.90%	N/A		N/A	N/A
Silvercrest Small Cap	0.90%	1.00%	1.08%		1.40%	1.15%
GW&K U.S. Small Cap Growth (d)	0.70%(e)	0.90%	0.90	%(e)	1.35%	1.10%
DoubleLine Core Plus Bond	0.45%	0.55%	0.61%		0.94%	0.69%
Lake Partners LASSO Alternatives	0.90%	1.00%	1.09%		1.40%	1.15%
River Road Long-Short	0.85%(f)	1.20%	1.12	%(f)	1.70%	1.45%
Guardian Capital Global Dividend	0.70%	0.80%	1.05%		1.30%	1.05%
Pictet International	0.80%	0.90%	1.08%		1.40%	1.15%
Value Partners Asia Dividend (g)	0.80%	0.90%	1.15%		1.40%	1.15%
Montag & Caldwell Balanced	0.65%	0.75%	1.04%		1.35%	1.10%

(a)	The expense limitation is at the fund level and excludes shareholder servicing fees and 12b-1 fees.
(b)	The commencement of investment operations for River Road Focused Absolute Value was November 3, 2015.
(c)	Prior to January 1, 2017, the investment management fee and Operating Expense Limit was 0.90% and 1.19%, respectively.
(d)	Effective January 12, 2016, the Investment Manager has agreed to a contractual expense limitation.
(e)	Prior to February 27, 2017, the investment management fee and Operating Expense Limit was 0.80% and 1.03%, respectively.
(f)	Prior to January 1, 2017, the investment management fee and Operating Expense Limit was 1.10% and 1.37%, respectively.
(g)	The commencement of investment operations for Value Partners Asia Dividend was December 16, 2015.

For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

134

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April 30, 2017
Notes to Financial Statements – continued

The cumulative reimbursement amounts as of April 30, 2017 that are entitled to be recouped for each Fund are as follows:

	Expiration
	2017	2018	2019	2020
Fairpointe Focused Equity	N/A	$128,683	$103,052	$36,142
River Road Focused Absolute Value	N/A	N/A	170,129	31,838
River Road Dividend All Cap Value II	—	—	N/A	N/A
LMCG Small Cap Growth	$131,012	N/A	N/A	N/A
Silvercrest Small Cap	108,554	77,805	N/A	N/A
DoubleLine Core Plus Bond	183,865	N/A	N/A	N/A
River Road Long-Short	—	N/A	N/A	N/A
Guardian Capital Global Dividend	89,764	122,164	96,649	7,469
Pictet International	—	—	—	—
Value Partners Asia Dividend	N/A	N/A	186,218	52,365

Through the six months ended April 30, 2017, the Investment Manager recaptured prior year fee waivers and expense reimbursements of $120,411 from Pictet International.

During the fiscal year ended October 31, 2016, the following Fund was reimbursed by the Investment Manager and its subadviser for losses incurred on executed transactions not meeting the Fund’s investment guidelines and the cost of correcting the Fund’s net asset value:

Capital Contribution
Pictet International	$619,174

Administration. The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, under the terms of the prior administration agreement between the Trust and Aston, the Funds’ administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, and a base fee was charged at a fixed annual rate of $12,000 per Fund. The asset-based fee was allocated to each Fund based on the relative net assets of each Fund. The asset-based administration fee arrangement prior to October 1, 2016 was as follows:

Administration Fees at Trust Level	Annual Rate
First $ 7.4 billion	0.0437%
Over $ 7.4 billion	0.0412%

The Investment Manager has agreed, through at least October 1, 2018, to waive a portion of the administrative fee in an amount equal to 0.0061% of the average daily net assets of Montag & Caldwell Growth, 0.0053% of the average daily net assets of River Road Dividend All Cap Value, 0.0065% of the average daily net assets of Fairpointe Mid Cap, 0.0022% of the average daily net assets of River Road Small Cap Value, 0.0052% of the average daily net assets of DoubleLine Core Plus Bond and 0.0055% of the average daily net assets of Pictet International.

Distribution Services. The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. Prior to October 1, 2016, the Funds’ distributor was Foreside Funds Distributors LLC. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares and Class R shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of 0.25% and 0.50% annually of each Fund’s average daily net assets attributable to the Class N shares and Class R shares, respectively. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class R shares of Montag & Caldwell Growth for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Class R shares of that class owned by clients of such broker, dealer or financial intermediary. The Funds made payments to the previous distributor at the same rates.

Shareholder Servicing Fees. For each of the Class N, Class I and Class R shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to each financial intermediary such as broker-dealers (including fund supermarket platforms), bank, and trust companies that provide shareholder recordkeeping, account servicing and other services. The Class N, Class I and Class R shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of 0.15% of each respective Class’s average daily net asset value.

Prior to October 1, 2016, the Funds were authorized to reimburse Aston for shareholder servicing payments made to certain financial intermediaries at an annual rate of up to 0.09% of eligible assets of each Fund, which are allocated on a pro-rata basis to each class based on relative net assets of each class based on the relative net assets of each class to the total net assets of each Fund.

135

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

The Investment Manager has agreed, through at least October 1, 2017, to waive a portion of shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the changes in the methodology of shareholder servicing reimbursements described above.

The impact on the annualized expense ratios for the six months ended April 30, 2017, were as follows:

Fund	Actual Amount Incurred
Fairpointe Focused Equity
Class N	0.08%
Class I	0.08%
River Road Focused Absolute Value
Class N	0.04%
Class I	0.04%
Montag & Caldwell Growth
Class N	0.06%
Class I	0.06%
Class R	0.05%
River Road Dividend All Cap Value
Class N	0.06%
Class I	0.06%
River Road Dividend All Cap Value II
Class N	0.06%
Class I	0.06%
Fairpointe Mid Cap
Class N	0.08%
Class I	0.08%
Montag & Caldwell Mid Cap Growth
Class N	0.05%
Class I	0.05%
LMCG Small Cap Growth
Class N	0.07%
Class I	0.06%
River Road Select Value
Class N	0.06%
Class I	0.06%
River Road Small Cap Value
Class N	0.09%
Class I	0.09%
Silvercrest Small Cap
Class N	0.07%
Class I	0.07%
GW&K U.S. Small Cap Growth
Class N	0.07%
Class I	0.07%
DoubleLine Core Plus Bond
Class N	0.08%
Class I	0.08%
Lake Partners LASSO Alternatives
Class N	0.06%
Class I	0.06%
River Road Long-Short
Class N	0.08%
Class I	0.08%
Pictet International
Class N	0.07%
Class I	0.07%
Montag & Caldwell Balanced
Class N	0.06%
Class I	0.06%

Trustees. The Board provides supervision of the affairs of the Trust and, other Trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of AMG, the Distributor or the Investment Manager.

InterFund Loans. The SEC granted an exemptive order that permits GW&K U.S. Small Cap Growth and certain other funds in the AMG Funds family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. GW&K U.S. Small Cap Growth did not borrow from nor lend to any other fund in the AMG Funds family.

Note (G) Portfolio Securities Loaned: The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At April 30, 2017, the value of the securities loaned and cash collateral received, were as follows:

	Securities Loaned	Cash Collateral Received
River Road Focused Absolute Value	$345,644	$358,021
River Road Dividend All Cap Value	21,904,456	22,612,867
River Road Dividend All Cap Value II	1,131,073	1,174,348

136

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

	Securities Loaned	Cash Collateral Received
Montag & Caldwell Mid Cap Growth	$408,459	$423,918
LMCG Small Cap Growth	5,585,456	5,755,941
River Road Select Value	1,363,682	1,409,152
River Road Small Cap Value	5,404,619	5,662,333
Silvercrest Small Cap	1,560,750	1,765,432
GW&K U.S. Small Cap Growth	1,427,367	1,458,663
DoubleLine Core Plus Bond	14,268,090	14,734,882
Guardian Capital Global Dividend	946,741	967,374
Pictet International	62,702,224	65,738,546
Managers Value Partners Asia Dividend	5,349	5,378

Note (H) Credit Agreement: Effective July 6, 2010, and as amended July 29, 2015 and July 27, 2016, the Trust entered into a Credit Agreement with The Bank of New York Mellon (the “Bank”) which provides the Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each Fund of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the One-Month LIBOR Rate plus 1.25%. Effective July 27, 2016, the Trust pays a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Funds based on average daily net assets and included in Miscellaneous Expense on the Statement of Operations. Prior to July 27, 2016, the Trust paid a commitment fee of 0.15% per annum. The Funds did not utilize the line of credit during the six months ended April 30, 2017.

Note (I) Master Netting Agreements: The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note G.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2017:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
River Road Focused Absolute Value
Royal Bank of Scotland PLC	$358,021	$358,021	—	—

River Road Dividend All Cap Value
Cantor Fitzgerald Securities, Inc.	$5,370,665	$5,370,665	—	—
Citibank N.A.	1,130,207	1,130,207	—	—
Daiwa Capital Markets America	5,370,665	5,370,665	—	—
Deutsche Bank Securities, Inc.	5,370,665	5,370,665	—	—
Nomura Securities International, Inc.	5,370,665	5,370,665	—	—

Total	$22,612,867	$22,612,867	—	—

River Road Dividend All Cap Value II
Citibank N.A.	$174,348	$174,348	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.	1,000,000	1,000,000	—	—

Total	$1,174,348	$1,174,348	—	—

Montag & Caldwell Mid Cap Growth
Royal Bank of Scotland PLC	$423,918	$423,918	—	—

LMCG Small Cap Growth
Deutsche Bank Securities, Inc.	$1,367,066	$1,367,066	—	—
Citigroup Global Markets, Inc.	1,367,066	1,367,066	—	—
JP Morgan Securities LLC	287,677	287,677	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,367,066	1,367,066	—	—
RBC Dominion Securities, Inc.	1,367,066	1,367,066	—	—

Total	$5,755,941	$5,755,941	—	—

River Road Select Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,000,000	$1,000,000	—	—
Royal Bank of Scotland PLC	409,152	409,152	—	—

Total	$1,409,152	$1,409,152	—	—

137

AMG Funds

April 30, 2017
Notes to Financial Statements – continued

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
River Road Small Cap Value
Cantor Fitzgerald Securities, Inc.	$1,344,834	$1,344,834	—	—
Citigroup Global Markets, Inc.	282,997	282,997	—	—
Daiwa Capital Markets America	1,344,834	1,344,834	—	—
HSBC Securities USA, Inc.	1,344,834	1,344,834	—	—
Nomura Securities International, Inc.	1,344,834	1,344,834	—	—

Total	$5,662,333	$5,662,333	—	—

Silvercrest Small Cap
Citigroup Global Markets, Inc.	$1,000,000	$1,000,000	—	—
Royal Bank of Scotland PLC	765,432	765,432	—	—

Total	$1,765,432	$1,765,432	—	—

GW&K U.S. Small Cap Growth
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	458,663	458,663	—	—

Total	$1,458,663	$1,458,663	—	—

DoubleLine Core Plus Bond
Citigroup Global Markets, Inc.	$3,499,615	$3,499,615	—	—
Deutsche Bank Securities, Inc.	736,422	736,422	—	—
HSBC Securities USA, Inc.	3,499,615	3,499,615	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.	3,499,615	3,499,615	—	—
RBC Dominion Securities, Inc.	3,499,615	3,499,615	—	—

Total	$14,734,882	$14,734,882	—	—

Guardian Capital Global Dividend
Cantor Fitzgerald Securities, Inc.	$967,374	$967,374	—	—

Pictet International
Cantor Fitzgerald Securities, Inc.	$15,613,259	$15,613,259	—	—
Citibank N.A.	3,285,510	3,285,510	—	—
Daiwa Capital Markets America	15,613,259	15,613,259	—	—
HSBC Securities USA, Inc.	15,613,259	15,613,259	—	—
Nomura Securities International, Inc.	15,613,259	15,613,259	—	—

Total	$65,738,546	$65,738,546	—	—

Value Partners Asia Dividend
Nomura Securities International, Inc.	$5,378	$5,378	—	—

Note (J) Regulatory Events:

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. Management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note (K) Subsequent Events: No material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

138

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April 30, 2017
Additional Information (unaudited)

About Your Fund’s Expenses: As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

139

AMG Funds

April 30, 2017
Additional Information (unaudited) – continued

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Expense Ratio(1)	Expenses Paid During Period(2)
Fairpointe Focused Equity
Actual Return
Class N	$1,000	$1,183.00	1.15%	$6.22
Class I	1,000	1,184.90	0.90%	4.88
Hypothetical 5% Return
Class N	$1,000	$1,019.09	1.15%	$5.76
Class I	1,000	1,020.33	0.90%	4.51
River Road Focused Absolute Value
Actual Return
Class N	$1,000	$1,149.50	1.00%	$5.33
Class I	1,000	1,150.50	0.75%	4.00
Hypothetical 5% Return
Class N	$1,000	$1,019.84	1.00%	$5.01
Class I	1,000	1,021.08	0.75%	3.76
Montag & Caldwell Growth
Actual Return
Class N	$1,000	$1,088.40	1.17%	$6.06
Class I	1,000	1,089.70	0.92%	4.77
Class R	1,000	1,087.20	1.41%	7.30
Hypothetical 5% Return
Class N	$1,000	$1,018.99	1.17%	$5.86
Class I	1,000	1,020.23	0.92%	4.61
Class R	1,000	1,017.80	1.41%	7.05
River Road Dividend All Cap Value
Actual Return
Class N	$1,000	$1,109.60	1.09%	$5.70
Class I	1,000	1,110.80	0.84%	4.40
Hypothetical 5% Return
Class N	$1,000	$1,019.39	1.09%	$5.46
Class I	1,000	1,020.63	0.84%	4.21
River Road Dividend All Cap Value II
Actual Return
Class N	$1,000	$1,109.80	1.15%	$6.02
Class I	1,000	1,110.90	0.90%	4.71
Hypothetical 5% Return
Class N	$1,000	$1,019.09	1.15%	$5.76
Class I	1,000	1,020.33	0.90%	4.51
Fairpointe Mid Cap
Actual Return
Class N	$1,000	$1,193.20	1.12%	$6.09
Class I	1,000	1,194.80	0.87%	4.73
Hypothetical 5% Return
Class N	$1,000	$1,019.24	1.12%	$5.61
Class I	1,000	1,020.48	0.87%	4.36
Montag & Caldwell Mid Cap Growth
Actual Return
Class N	$1,000	$1,112.70	1.25%	$6.55
Class I	1,000	1,114.50	1.00%	5.24
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.25%	$6.26
Class I	1,000	1,019.84	1.00%	5.01
LMCG Small Cap Growth
Actual Return
Class N	$1,000	$1,187.00	1.20%	$6.51
Class I	1,000	1,187.70	1.09%	5.91
Hypothetical 5% Return
Class N	$1,000	$1,018.84	1.20%	$6.01
Class I	1,000	1,019.39	1.09%	5.46

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Expense Ratio(1)	Expenses Paid During Period(2)
River Road Select Value
Actual Return
Class N	$1,000	$1,212.70	1.40%	$7.68
Class I	1,000	1,214.90	1.15%	6.32
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
River Road Small Cap Value
Actual Return
Class N	$1,000	$1,192.50	1.34%	$7.28
Class I	1,000	1,194.20	1.09%	5.93
Hypothetical 5% Return
Class N	$1,000	$1,018.15	1.34%	$6.71
Class I	1,000	1,019.39	1.09%	5.46
Silvercrest Small Cap
Actual Return
Class N	$1,000	$1,172.80	1.40%	$7.54
Class I	1,000	1,173.80	1.15%	6.20
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
GW&K U.S. Small Cap (3)
Actual Return
Class N	$1,000	$1,177.70	1.31%	$7.07
Class I	1,000	1,182.00	1.06%	5.73
Class Z	1,000	1,037.10	0.90%	1.58
Hypothetical 5% Return
Class N	$1,000	$1,018.30	1.31%	$6.56
Class I	1,000	1,019.54	1.06%	5.31
Class I	1,000	1,020.33	0.90%	4.51
DoubleLine Core Plus Fixed Income
Actual Return
Class N	$1,000	$1,006.60	0.93%	$4.63
Class I	1,000	1,008.80	0.68%	3.39
Hypothetical 5% Return
Class N	$1,000	$1,020.18	0.93%	$4.66
Class I	1,000	1,021.42	0.68%	3.41
Lake Partners LASSO Alternatives
Actual Return
Class N	$1,000	$1,025.30	1.40%	$7.03
Class I	1,000	1,026.10	1.15%	5.78
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
River Road Long-Short (4)
Actual Return
Class N	$1,000	$1,078.80	1.54%	$7.94
Class I	1,000	1,079.80	1.29%	6.65
Hypothetical 5% Return
Class N	$1,000	$1,017.16	1.54%	$7.70
Class I	1,000	1,018.40	1.29%	6.46
Guardian Capital Global Dividend
Actual Return
Class N	$1,000	$1,109.90	1.30%	$6.80
Class I	1,000	1,111.80	1.05%	5.50
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26

140

AMG Funds

April 30, 2017
Additional Information (unaudited) – continued

	Beginning Account Value 11/01/16	Ending Account Value 04/30/17	Expense Ratio(1)	Expenses Paid During Period(2)
Pictet International
Actual Return
Class N	$1,000	$1,126.20	1.34%	$7.06
Class I	1,000	1,127.30	1.09%	5.75
Hypothetical 5% Return
Class N	$1,000	$1,018.15	1.34%	$6.71
Class I	1,000	1,019.39	1.09%	5.46
Value Partners Asia Dividend
Actual Return
Class N	$1,000	$1,115.30	1.15%	$6.03
Class I	1,000	1,116.00	1.15%	6.03
Hypothetical 5% Return
Class N	$1,000	$1,019.09	1.15%	$5.76
Class I	1,000	1,019.09	1.15%	5.76
Montag & Caldwell Balanced
Actual Return
Class N	$1,000	$1,053.10	1.15%	$5.85
Class I	1,000	1,053.60	1.10%	5.60
Hypothetical 5% Return
Class N	$1,000	$1,019.09	1.15%	$5.76
Class I	1,000	1,019.34	1.10%	5.51

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) or partial year, if applicable, for the actual return and multiplied by the most recent fiscal year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.
(3)	The commencement of investment operations for GW&K U.S. Small Cap Class Z was February 27, 2017.
(4)	Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 3.40% and 3.15% for Class N and Class I, respectively, and your actual and hypothetical expenses paid during the period would be $17.52 and $16.24, and $16.93 and $15.69 for Class N and Class I, respectively.

141

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300.

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300.

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners

    Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small

    Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company,

    LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International

    Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap

    Value

AMG River Road Dividend All Cap

    Value II

AMG River Road Focused Absolute

    Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global

    Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare Emerging

    Markets Small Cap

AMG TimesSquare International

    Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets

    Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund -

    Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced

    Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners

    LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell

    Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine

    Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital

    Appreciation

AMG Managers Cadence Emerging

    Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real

    Estate

CenterSquare Investment Management,

    Inc.

AMG Managers Emerging

    Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.)

    Inc.

AMG Managers Essex Small/Micro

    Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused

    Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital

    Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap

    Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell

    Growth

AMG Managers Montag & Caldwell

    Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group

    LLC

AMG Managers Skyline Special

    Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

AMG Managers Value Partners Asia

    Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi

    Intermediate Government

AMG Managers Amundi Short

    Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus

    Bond

DoubleLine Capital LP

AMG Managers Global Income

    Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

SAR082-0417	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 5, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 5, 2017